      As filed with the Securities and Exchange Commission on February 27, 2006

                                          REGISTRATION NOS. 333-49232/811-03240

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.     [ ]
                      Post Effective Amendment No. 11 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 118 [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                      70 PINE STREET, NEW YORK, NY 10270
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            MARY L. CAVANAUGH, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Potentia(R) and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

Note: Registrant is filing this Post-Effective Amendment to the Registration Statement for the purpose of including two supplements to the Registration Statement and the 2004 audited restated financial statements for The Variable Annuity Life Insurance Company, the depositor.

                              PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 98 under The Investment Company Act of 1940, File Nos. 333-49232 and 811-03240, filed on April 29, 2005, Accession
No. 0000950129-05-004398 and Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 113 under The Investment Company Act of 1940, File Nos. 333-49232 and 811-03240, filed on October 25, 2005,
Accession No. 0000950129-05-010061.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 11.

                  The Variable Annuity Life Insurance Company
                              Separate Account A
                  Supplement to Prospectus Dated May 1, 2005

              Please insert this supplement into your prospectus.

The following is added to the "Legal Proceedings" section of the prospectus:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of Depositor, Registrant, Guarantor and Principal Underwriter, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable annuity product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and Principal Underwriter, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable annuity product. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 98 under The Investment Company Act of 1940, File Nos. 333-49232 and 811-03240, filed on April 29, 2005, Accession
No. 0000950129-05-004398 and Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 113 under The Investment Company Act of 1940, File Nos. 333-49232 and 811-03240, filed on October 25, 2005,
Accession No. 0000950129-05-010061.

A supplement to the Statement of Information is included in Part B of this Post-Effective Amendment No. 11.

                  The Variable Annuity Life Insurance Company
                              Separate Account A
      Supplement to Statement of Additional Information Dated May 1, 2005

The following replaces the "Experts" section of the Statement of Additional
Information:

   The restated consolidated financial statements of The Variable Annuity Life Insurance Company as of December 31, 2004 and 2003 and for the three years in the period ended December 31, 2004 and the financial statements of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2004 and 2003 and for the two years in the period ended December 31, 2004, all included in this registration statement have been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
 Report of Independent Registered Public Accounting Firm                  1

 Consolidated Balance Sheet - December 31, 2004 and 2003               2 to 3

 Consolidated Statement of Income and Comprehensive Income
 - Years Ended December 31, 2004, 2003 and 2002                        4 to 5

 Consolidated Statement of Cash Flows - Years Ended December 31,
 2004, 2003 and 2002                                                   6 to 7

 Notes to Consolidated Financial Statements                            8 to 37

            Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company (the "Company," an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 13 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.

Houston, Texas
April 27, 2005, except as to Note 13 to the financial statements which is as of February 22, 2006,

PricewaterhouseCoopers LLP

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                      December 31, December 31,
                                                          2004         2003
                                                      ------------ ------------
                                                       (Restated)   (Restated)
                                                            (In millions)
 ASSETS

 Investments and cash
    Cash and short-term investments..................   $   107      $   116
    Bonds, notes and redeemable preferred stocks
      Available for sale, at fair value
      (amortized cost: December 2004, $28,644;
      December 2003, $27,184)........................    30,034       28,382
        Trading securities, at fair value (cost:
          December 2004, $9; December 2003, $52).....        12           59
    Mortgage loans...................................     2,344        2,033
    Policy loans.....................................       924          895
    Separate account seed money (cost: December
      2004, $40; December 2003, $ 91)................        41           92
    Common stocks and non-redeemable preferred
      stocks: Available for sale, at fair value
      (cost: December 2004, $24; December 2003,
      $ 76)..........................................        48           89
    Trading securities, at fair value (cost:
      December 2004, $2; December 2003, $7)..........         6           10
    Partnerships and other invested assets...........       844          685
    Securities lending collateral....................     9,286        4,451
                                                        -------      -------
    Total investments and cash.......................    43,646       36,812

    Variable annuity assets held in separate
      accounts.......................................    22,401       19,921
    Accrued investment income........................       421          413
    Deferred acquisition costs.......................     1,485        1,418
    Income taxes currently receivable................        16           --
    Receivable from brokers..........................        29           45
    Other assets.....................................        89           78
                                                        -------      -------
    TOTAL ASSETS.....................................   $68,087      $58,687
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                          December 31, December 31,
                                                              2004         2003
                                                          ------------ ------------
                                                           (Restated)   (Restated)
                                                                (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts..................   $30,091      $28,644
   Income taxes currently payable........................        --           21
   Securities lending payable............................     9,286        4,451
   Payable to brokers....................................        20           88
   Other liabilities.....................................       275          256
                                                            -------      -------
   Total reserves, payables and accrued liabilities......    39,672       33,460

Variable annuity liabilities related to separate accounts    22,401       19,921

Deferred income taxes....................................     1,014          818
                                                            -------      -------
   Total liabilities.....................................    63,087       54,199
                                                            -------      -------
Shareholder's equity
   Common stock..........................................         4            4
   Additional paid-in capital............................     1,607        1,547
   Retained earnings.....................................     2,704        2,363
   Accumulated other comprehensive income................       685          574
                                                            -------      -------
   Total shareholder's equity............................     5,000        4,488
                                                            -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...............   $68,087      $58,687
                                                            =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                              Years Ended December 31,
                                                          -------------------------------
                                                             2004       2003       2002
                                                          ---------- ---------- ----------
                                                          (Restated) (Restated) (Restated)
                                                                   (In millions)
REVENUES

   Investment income.....................................   $2,151     $1,937     $1,866
   Fee income
       Variable annuity fees.............................      260        214        205
       Other fee income..................................       53         37         37
   Net realized investment gains (losses)................        3         15        (47)
                                                            ------     ------     ------
   Total revenues........................................    2,467      2,203      2,061
                                                            ------     ------     ------
BENEFITS AND EXPENSES

   Interest credited to fixed annuity contracts..........    1,122      1,154      1,181
   General and administrative expenses, net of deferrals.      143        129        138
   Amortization of deferred acquisition costs............       67         44        (14)
   Annual commissions, net of deferrals..................       82         72         70
   Guaranteed minimum death benefits.....................        7          8          6
                                                            ------     ------     ------
   Total benefits and expenses...........................    1,421      1,407      1,381
                                                            ------     ------     ------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
 ACCOUNTING CHANGE.......................................    1,046        796        680

Income tax expense.......................................      344        258        220
                                                            ------     ------     ------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE.....      702        538        460

Cumulative effect of accounting change, net of tax.......       (1)        --         --
                                                            ------     ------     ------
NET INCOME...............................................   $  701     $  538     $  460
                                                            ------     ------     ------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                                   Years Ended December 31,
                                                                               -------------------------------
                                                                                  2004       2003       2002
                                                                               ---------- ---------- ----------
                                                                               (Restated) (Restated) (Restated)
                                                                                        (In millions)
OTHER COMPREHENSIVE INCOME

   Net unrealized gains on invested assets arising during the current period..    $210      $ 332      $ 468
   Reclassification adjustment for net realized losses included in net income.       3        131        110
   Adjustment to deferred acquisition costs...................................     (41)       (87)      (180)
   Income tax expense.........................................................     (61)      (134)      (145)
                                                                                  ----      -----      -----
OTHER COMPREHENSIVE INCOME                                                         111        242        253
                                                                                  ----      -----      -----
COMPREHENSIVE INCOME                                                              $812      $ 780      $ 713
                                                                                  ====      =====      =====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                                  -------------------------------
                                                                     2004       2003       2002
                                                                  ---------- ---------- ----------
                                                                  (Restated) (Restated) (Restated)
                                                                           (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES

   Net income....................................................  $    701   $    538   $    460
   Adjustments to reconcile net income to net cash
     provided by operating activities............................
          Cumulative effect of accounting change, net of
            tax..................................................         1         --         --
          Interest credited to fixed annuity contracts...........     1,122      1,154      1,181
          Net realized investment (gains) losses.................        (3)       (15)        47
          Equity in income of partnerships and other
            invested assets......................................       (87)       (44)         3
          Amortization of premium and discount on
            securities...........................................       (47)        40        (49)
          Provision for deferred income taxes....................       135         23         71
   Changes in:
       Trading securities at fair value..........................        51        (69)        --
       Accrued investment income.................................        (8)       (21)       (10)
       Deferred acquisition costs................................      (108)      (129)      (169)
       Income taxes currently receivable/payable.................       (37)        (5)       (18)
       Other liabilities.........................................         9         51        (51)
   Other, net....................................................       (18)        (2)        25
                                                                   --------   --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES........................     1,711      1,521      1,490
                                                                   --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES

   Purchases and issuances of:
       Bonds, notes and redeemable preferred stocks
         available for sale......................................   (20,644)   (24,396)   (26,142)
       Mortgage loans............................................      (511)      (351)      (246)
       Other investments, excluding short - term
         investments.............................................    (1,942)    (1,994)    (2,751)
   Sales of:
       Bonds, notes and redeemable preferred stocks
         available for sale......................................    18,033     20,992     22,164
       Other investments, excluding short - term
         investments.............................................     1,958      1,894      2,954
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred stocks
         available for sale......................................     1,175        923      1,423
       Mortgage loans............................................       186        155        117
                                                                   --------   --------   --------
NET CASH USED IN INVESTING ACTIVITIES............................    (1,745)    (2,777)    (2,481)
                                                                   --------   --------   --------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                          Years Ended December 31,
                                                                      -------------------------------
                                                                         2004       2003       2002
                                                                      ---------- ---------- ----------
                                                                      (Restated) (Restated) (Restated)
                                                                               (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES

   Deposits on fixed annuity contracts...............................  $ 2,753    $ 2,775    $ 2,244
   Net exchanges to the fixed accounts of variable annuity contracts.      238        312        739
   Withdrawal payments on fixed annuity contracts....................   (2,502)    (1,970)    (1,803)
   Claims and annuity payments on fixed annuity contracts............     (164)      (155)      (208)
   Capital contributions from Parent.................................       60        223         --
   Dividends paid to Parent..........................................     (360)        --       (321)
                                                                       -------    -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES............................       25      1,185        651
                                                                       -------    -------    -------
NET DECREASE IN CASH AND SHORT-TERM INVESTMENTS......................       (9)       (71)      (340)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD...............      116        187        527
                                                                       -------    -------    -------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD.....................  $   107    $   116    $   187
                                                                       =======    =======    =======
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid.................................................  $   244    $   240    $   163
                                                                       =======    =======    =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

   The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value and changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income currently.

   The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes down the investment and records a realized loss in the consolidated statement of income and comprehensive income.

   Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

   Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value.

   Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are accounted for under the equity method.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet as payable for securities. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest or currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see Note 13). The Company carries all derivatives in the consolidated balance sheet at fair value. Changes in the fair value of derivatives are reported in realized investment gains and losses.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company buys and sells short futures options on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures options have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

   The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in DAC in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.65% in 2004, 2003 and 2002. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as a DAC unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statement of income and comprehensive income.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the
   GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. GMDB-related variable annuity contractholder benefits were $8.2 million and $6.1 million for the years ended December 31, 2003 and 2002, respectively. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments ("SFAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

   INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

   RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance.

   In December 2003, the FASB issued a Revision to Interpretation No. 46 ("FIN 46R"). The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures and financial statement presentations for these products (see Note 7). The Company reported a one-time cumulative accounting charge upon adoption of $1.4 million, net of tax, to reflect the guaranteed minimum death benefit liability as of January 1, 2004.

   SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts or separate account seed money.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                        Amortized Estimated
                                                          Cost    Fair Value
                                                        --------- ----------
                                                        (Restated)
                                                           (In millions)
   At December 31, 2004:

   Securities of the United States government..........  $    57   $    58
   Securities of foreign governments...................      103       112
   Corporate bonds and notes...........................   15,194    16,218
   Mortgage-backed securities..........................    9,957    10,151
   Other debt securities...............................    3,068     3,216
   Affiliated fixed maturity securities................      255       264
   Redeemable preferred stocks.........................       10        15
                                                         -------   -------
      Total............................................  $28,644   $30,034
                                                         =======   =======
   At December 31, 2003:

   Securities of the United States government..........  $    75   $    76
   Securities of foreign governments...................      143       157
   Corporate bonds and notes...........................   14,068    14,969
   Mortgage-backed securities..........................    9,773     9,909
   Other debt securities...............................    2,876     3,021
   Affiliated fixed maturity securities................      249       249
   Redeemable preferred stocks.........................       --         1
                                                         -------   -------
      Total............................................  $27,184   $28,382
                                                         =======   =======
   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2004, follow:
                                                        Amortized Estimated
                                                          Cost    Fair Value
                                                        --------- ----------
                                                        (Restated)
                                                           (In millions)
   Due in one year or less.............................  $   478   $   492
   Due after one year through five years...............    2,658     2,856
   Due after five years through ten years..............    8,934     9,471
   Due after ten years.................................    6,617     7,065
   Mortgage-backed securities..........................    9,957    10,150
                                                         -------   -------
      Total............................................  $28,644   $30,034
                                                         =======   =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

   Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                          Gross      Gross
                                                        Unrealized Unrealized
                                                          Gains      Losses
                                                        ---------- ----------
                                                        (Restated) (Restated)
                                                            (In millions)
  At December 31, 2004:

  Securities of the United States government...........   $    1     $  --
  Securities of foreign governments....................        9        --
  Corporate bonds and notes............................    1,066       (42)
  Mortgage-backed securities...........................      222       (28)
  Other debt securities................................      172       (24)
  Affiliated fixed maturity securities.................        9        --
  Redeemable preferred stocks..........................        6        (1)
                                                          ------     -----
     Total fixed maturity securities...................    1,485       (95)
     Common stocks and non-redeemable preferred stocks.       24        --
     Separate account seed money.......................        2        --
                                                          ------     -----
         Total.........................................   $1,511     $ (95)
                                                          ======     =====
  At December 31, 2003:

  Securities of the United States government...........   $    1     $  --
  Securities of foreign governments....................       14        --
  Corporate bonds and notes............................    1,034      (133)
  Mortgage-backed securities...........................      216       (80)
  Other debt securities................................      162       (17)
  Redeemable preferred stocks..........................        1        --
                                                          ------     -----
     Total fixed maturity securities...................    1,428      (230)
     Common stocks and non-redeemable preferred stocks.       16        (3)
     Separate account seed money.......................        6        (5)
                                                          ------     -----
         Total.........................................   $1,450     $(238)
                                                          ======     =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as December 31, 2004:

                                                           Less than 12 Months 12 Months or More       Total
                                                           ------------------  ----------------  ----------------
                                                           Fair    Unrealized  Fair   Unrealized Fair   Unrealized
(In millions)                                              Value     Losses    Value    Losses   Value    Losses
(Restated)                                                 ------  ----------  ------ ---------- ------ ----------
Corporate bonds and notes................................. $  834     $(17)    $  584    $(25)   $1,418    $(42)
Mortgage-backed securities................................  2,346      (22)       421      (6)    2,767     (28)
Other debt securities.....................................    210       (3)       183     (22)      393     (25)
                                                           ------     ----     ------    ----    ------    ----
   Total.................................................. $3,390     $(42)    $1,188    $(53)   $4,578    $(95)
                                                           ======     ====     ======    ====    ======    ====

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

   Gross realized investment gains and losses on investments were as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2004       2003       2002
                                               ---------- ---------- ----------
                                               (Restated) (Restated) (Restated)
                                                        (In millions)
Bonds, notes and redeemable preferred stocks
  available for sale
   Realized gains.............................   $ 203      $ 355      $ 434
   Realized losses............................    (139)      (160)      (272)

Mortgage loans
   Realized gains.............................      --         --          4

Common stocks and non-redeemable preferred
  stocks
   Realized gains.............................      14          1         --
   Realized losses............................      (2)        --         (1)

Partnerships
   Realized gains.............................      --         --          4
   Realized losses............................      --         --         (2)

Other investments
   Realized gains.............................       1         --          3
   Realized losses............................     (23)       (36)        (1)

Impairment writedowns.........................     (51)      (145)      (216)
                                                 -----      -----      -----
Total net realized investment gains(losses)...   $   3      $  15      $ (47)
                                                 =====      =====      =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The sources and related amounts of investment income (losses) were as follows:

                                                                Years Ended December 31,
                                                            -------------------------------
                                                               2004       2003       2002
                                                            ---------- ---------- ----------
                                                            (Restated) (Restated) (Restated)
                                                                     (In millions)
Bonds, notes and redeemable preferred stocks-non-affiliated   $1,813     $1,670     $1,676
Bonds, notes and redeemable preferred stocks-affiliated....       17          6          2
Mortgage loans.............................................      159        153        140
Common stocks..............................................        6         10          2
Real estate................................................       --         --          4
Partnerships...............................................       96         52         --
Other invested assets......................................       58         53         48
Short-term investments.....................................       14          9          8

Less: investment expenses..................................      (12)       (16)       (14)
                                                              ------     ------     ------
   Total investment income.................................   $2,151     $1,937     $1,866
                                                              ======     ======     ======

   At December 31, 2004, the Company's investments included five investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and four of the issuing entities were U.S. government agencies.

   At December 31, 2004, bonds, notes and redeemable preferred stocks included $2.36 billion of bonds and notes rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 21% in utilities, 16% in communications, 14% in consumer noncyclical and 12% in basic industrial. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2004, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 19% of the aggregate carrying value of the portfolio secured by properties located in California and 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 40% office, 27% retail, 13% industrial and 20% residential and other types.

   At December 31, 2004, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $99.4 million.

   At December 31, 2004, $2.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS

   Interest rate and currency swap agreements related to investment securities were as follows:

                                                      December 31, December 31,
                                                          2004         2003
                                                      ------------ ------------
                                                            (In millions)
 Interest rate swap agreements
    Notional amount..................................     $ 43         $ 43
    Fair value.......................................       --            4

 Currency swap agreements
    Notional amount..................................      166          102
    Fair value.......................................      (23)         (12)

   The Company recorded the following in net realized investment gains (losses) in the restated statement of income and comprehensive income:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2004     2003     2002
                                                       ----     ----     ----
                                                            (In millions)
        Net change in fair value of interest rate and
          currency swap agreements.................... $(15)    $(34)     $3

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   Fair value of interest rate and currency swap liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values are as follows:

                                                           Carrying     Fair
                                                            Value      Value
                                                          ---------- ----------
                                                          (Restated) (Restated)
                                                              (In millions)
 December 31, 2004:

 ASSETS
    Cash and short-term investments......................  $   107    $   107
    Bonds, notes and redeemable preferred stocks.........   30,046     30,046
    Mortgage loans.......................................    2,344      2,475
    Policy loans.........................................      924        918
    Separate account seed money..........................       41         41
    Common and non-redeemable preferred stocks...........       54         54
    Partnerships and other invested assets...............      844        844
    Securities lending collateral........................    9,286      9,286
    Variable annuity assets held in separate accounts....   22,401     22,401

 LIABILITIES
    Reserves for fixed annuity contracts.................   30,091     27,400
    Interest rate and currency swap liabilities..........       23         23
    Securities lending payable...........................    9,286      9,286
    Variable annuity liabilities related to separate
      accounts...........................................   22,401     22,401

 December 31, 2003:

 ASSETS
    Cash and short-term investments......................  $   116    $   116
    Bonds, notes and redeemable preferred stocks.........   28,441     28,441
    Mortgage loans.......................................    2,033      2,221
    Policy loans.........................................      895        884
    Separate account seed money..........................       92         92
    Common and non-redeemable preferred stocks...........       99         99
    Partnerships and other invested assets...............      685        685
    Securities lending collateral........................    4,451      4,451
    Variable annuity assets held in separate accounts....   19,921     19,921

 LIABILITIES
    Reserves for fixed annuity contracts.................   28,644     26,044
    Interest rate and currency swap liabilities..........       12         12
    Securities lending payable...........................    4,451      4,451
    Variable annuity liabilities related to separate
      accounts...........................................   19,921     19,921

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6. DAC

   Activity in DAC was as follows:

                                                  Years Ended December 31,
                                              -------------------------------
                                                 2004       2003       2002
                                              ---------- ---------- ----------
                                              (Restated) (Restated) (Restated)
                                                       (In millions)
 Balance at January 1........................   $1,418     $1,378     $1,387
 Deferrals...................................      175        172        157
 Amortization related to operations..........      (63)       (33)         6
 Amortization related to net
   realized investment (gains) losses........       (4)       (12)         8
 Effect of net unrealized gains on securities      (41)       (87)      (180)
                                                ------     ------     ------
 Balance at December 31......................   $1,485     $1,418     $1,378
                                                ======     ======     ======

   The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period, and reduced by $56.0 million due to improved persistency, offset by a $56.0 million increase to reflect lower earnings from equity markets.

7. RESERVES FOR GUARANTEED BENEFITS

   Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2004 were as follows:
                                                     Return of Net
                                                    Deposits Plus a
                                                    Minimum Return
                                                 ---------------------
                                                 (dollars in millions)
        Account value...........................       $ 42,478
        Net amount at risk (a)..................          2,033
        Average attained age of contract holders             54
        Range of guaranteed minimum return rates       2.00%-3.00 %

(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                 (In millions)
                                                 -------------
                  Balance at January 1, 2004 (b)      $ 2
                  Guaranteed benefits incurred..        7
                  Guaranteed benefits paid......       (6)
                                                      ---

                  Balance at December 31, 2004..      $ 3
                                                      ===
(b)Reflects the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 70% of the 1983a table.

  . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

  .   The discount rate was 3% to 7% with an average of 6%.

8. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2004, The Company had unfunded investment commitments totaling $259.2 million, of which $67.8 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including $76.8 million associated with investments in mortgage loans and $114.6 million in bonds. These have a commitment period that expires within a year.
   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Agreement is October 27, 2006 but may be extended by agreement of the parties. The Company receives annual facility fees of 0.04% on its commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2004 or 2003.

   On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that this permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2004 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.9 million represents the Company's best estimate of its liability, this estimate may change in the future.

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

9. SHAREHOLDER'S EQUITY

   The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2004 and 2003, 3,575,000 shares were issued and outstanding. The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2004       2003       2002
                                               ---------- ---------- ----------
                                               (Restated) (Restated) (Restated)
                                                        (In millions)
 ADDITIONAL PAID-IN CAPITAL
 Beginning balances...........................   $1,547     $1,324     $  880
 Cash capital contributions from Parent.......       60        223         --
 Non-cash capital contribution from Parent....       --         --        444
                                                 ------     ------     ------
    Ending balances...........................   $1,607     $1,547     $1,324
                                                 ======     ======     ======
 RETAINED EARNINGS
 Beginning balances...........................   $2,363     $1,825     $1,686
 Net income...................................      701        538        460
 Dividends paid to Parent.....................     (360)        --       (321)
                                                 ------     ------     ------
    Ending balances...........................   $2,704     $2,363     $1,825
                                                 ======     ======     ======
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
 Beginning balances...........................   $  574     $  332     $   79
 Other comprehensive income...................      111        242        253
                                                 ------     ------     ------
    Ending balances...........................   $  685     $  574     $  332
                                                 ======     ======     ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                  2004       2003       2002
                                               ---------- ---------- ----------
                                               (Restated) (Restated) (Restated)
                                                        (In millions)
Fixed maturity and equity
   securities available for sale
       Gross unrealized gains.................   $1,511     $1,450     $1,305
       Gross unrealized losses................      (95)      (238)      (560)
Net unrealized gains (losses) on other
  invested assets.............................        6         (4)        --
DAC adjustments...............................     (353)      (312)      (225)
Deferred federal income taxes.................     (384)      (322)      (188)
                                                 ------     ------     ------
   Accumulated other comprehensive income.....   $  685     $  574     $  332
                                                 ======     ======     ======

   On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings, LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The amount of the capital contribution represented the equity of SAHFH.

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2005 without obtaining the prior approval of the Insurance Commissioner is $704.1 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and all bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2004, 2003 and 2002 totaled $644.7 million, $462.2 million, and $80.5 million, respectively. The Company's statutory capital and surplus totaled $2.68 billion at December 31, 2004 and $2.34 billion at December 31, 2003.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                          Net Realized
                                           Investment
                                             Gains
                                            (Losses)   Operations   Total
                                          ------------ ---------- ----------
                                           (Restated)  (Restated) (Restated)
                                                    (In millions)
   Year ended December 31, 2004:

   Currently payable.....................     $(32)       $241       $209
   Deferred..............................       28         107        135
                                              ----        ----       ----
      Total income tax expense (benefit).     $ (4)       $348       $344
                                              ====        ====       ====
   Year ended December 31, 2003:

   Currently payable.....................     $ 49        $186       $235
   Deferred..............................      (47)         70         23
                                              ----        ----       ----
      Total income tax expense (benefit).     $  2        $256       $258
                                              ====        ====       ====
   Year ended December 31, 2002:

   Currently payable.....................     $ 48        $101       $149
   Deferred..............................      (72)        143         71
                                              ----        ----       ----
      Total income tax expense (benefit).     $(24)       $244       $220
                                              ====        ====       ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       Years Ended December 31,
                                                   -------------------------------
                                                      2004       2003       2002
                                                   ---------- ---------- ----------
                                                   (Restated) (Restated) (Restated)
                                                            (In millions)
Amount computed at statutory rate.................    $366       $279       $238
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit.       6          5          4
   Dividends-received deduction...................     (18)       (17)       (15)
   Tax credits....................................      (7)        (7)        (6)
   Other, net.....................................      (3)        (2)        (1)
                                                      ----       ----       ----
   Total income tax expense.......................    $344       $258       $220
                                                      ====       ====       ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               December 31, December 31,
                                                   2004         2003
                                               ------------ ------------
                                                (Restated)   (Restated)
                                                     (In millions)
       DEFERRED TAX LIABILITIES
          DAC.................................    $  515       $ 491
          Investments - basis differential....        47          --
          Net unrealized gains on investments.       491         424
          Other...............................        48          24
                                                  ------       -----
          Total deferred tax liabilities......     1,101         939
                                                  ------       -----
       DEFERRED TAX ASSETS....................
          Investments - basis differential....        --         (31)
          Reserves for annuity contracts......       (87)        (90)
                                                  ------       -----
          Total deferred tax assets...........       (87)       (121)
                                                  ------       -----
          Liability for deferred income taxes.    $1,014       $ 818
                                                  ======       =====

11.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $57.4 million, $47.9 million, and $63.2 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.8 million, $11.7 million, and $11.4 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   During the years ended December 31, 2004, 2003 and 2002, the Company paid $9.6 million, $5.8 million and $0.4 million, respectively, to an affiliate of the Company to administer its securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2004, 2003 and 2002 totaled $7.5 million, $6.8 million and $6.5 million, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 29, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   As of June 23, 2003, the Company extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels LLC ("Highstar"), an indirect, wholly owned subsidiary of AIG. The Credit Extension was evidenced by a note dated June 23, 2003 (the "Note"), which matured on June 30, 2004. The Credit Extension was comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank which is not affiliated with the Company (the "Bank"). Pursuant to the terms of the Guaranty, the Company guaranteed the obligations of other companies (the "LOC Applicants") to the Bank, which obligations were set forth in reimbursement agreements related to standby letters of credit (the "Letters of Credit") issued by the Bank. Highstar has a non-controlling partial indirect ownership interest in the LOC Applicants.

   The primary beneficiaries of the Letters of Credit are partially owned by the LOC Applicant. If any beneficiary of a Letter of Credit drew against the Letter of Credit, the Company may have been required to pay

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more that the Guaranteed Amount. Pursuant to the terms of the Note, Highstar was obligated to reimburse the Company for any amounts paid by the Company under the Guaranty. Pursuant to the terms of the Guaranty, the Company had a maximum liability of $12.5 million plus cost of enforcement and collection, if any. Interest on the Note, which accrued on the outstanding principal amount of the Note at a rate of 12% per annum, and a commitment fee of $0.5 million, were due at maturity. The Company recognized interest income on the Note of $1.9 million and $2.4 million for the years ended December 31, 2004 and 2003, respectively. The Loan matured and the Commitment expired on June 30, 2004. As of June 30, 2004, the Company had received from Highstar all amounts due under the Note, and Highstar caused the Guaranty to be released by the Bank on that date.

   In 2002, the Company sold certain nonaffiliated surplus debentures with an aggregate carrying value of $68.0 million to an affiliate for their estimated market value, and recorded realized losses of $26.9 million on the sales.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate senior promissory note due September 25, 2006, issued by AGC. The Company recognized interest income on the note of $0.8 million, $0.8 million and $1.0 million during 2004, 2003 and 2002, respectively.

   On December 31, 1984, the Company entered into a $49.0 million note purchase agreement with American General Corporation ("AGC"), its then-ultimate parent. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note was due in 20 equal installment payments commencing December 29, 1985 and matured on December 29, 2004. Principal payments of $2.4 million were received on December 29, 2004, 2003 and 2002. The Company recognized $0.1 million, $0.2 million and $0.4 million of interest income on the note during 2004, 2003 and 2002, respectively.

   The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

12.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2004.

13.RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

   In February 2005, AIG's management initiated an internal review of AIG's books and records. As a result of the internal review, AIG concluded that the accounting for certain transactions needed to be restated in its 2004 Annual Report on Form 10-K. In November 2005, AIG announced that it had identified additional items that would require restatement. The Company had activity in certain of the transaction types identified for accounting restatement. Due to the significance of such items to the Company's net income in the years ended December 31, 2003 and 2002, the Company has restated the accompanying consolidated financial statements for the three years ended December 31, 2004. Certain other prior period items have been reclassified to conform to the current period's presentation. The following provides detail of the significant accounting adjustments included in the restatement of the Company's consolidated financial statements.

   Dollar Roll Transactions. The Company enters into dollar roll transactions with third parties designed to enhance the return on the Company's mortgage-backed securities (MBS) portfolio. In a dollar roll transaction, the Company agrees to sell a pool of MBSs and simultaneously agrees to repurchase substantially the same securities at a later date, typically in one month. The Company had previously accounted for these transactions as collateralized financings under SFAS 140. Even though the Company had received collateral sufficient to fund substantially all of the cost of purchasing identical replacement securities at the time of transfer, the Company was not fully protected during the term of the contract to replace the asset in the event that the transferee defaulted. Accordingly, the Company should not have accounted for these transactions as financings, but rather as derivatives with mark-to-market changes reflected in earnings.

   Accounting for Derivatives. The Company enters into derivative contracts principally to hedge interest rate risk and foreign currency risk associated with certain investment securities. Such derivative transactions include interest rate swaps and cross currency swaps, which are generally executed through an affiliated counterparty. Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company has determined that in many cases its derivatives did not meet these hedging requirements. As a result, the accompanying consolidated financial statements have been restated to reclassify changes in fair value of derivatives from other comprehensive income to net realized investment gains (losses). The Company continues to believe that such hedging activities have been and remain economically effective.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Accounting for Limited Partnerships. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to properly reflect its ownership in certain limited partnerships, which included an entry to the statement of income and comprehensive income to record the cumulative amount of equity in earnings that had not been recorded in prior years. The accompanying consolidated financial statements have been restated to include the equity in earnings from these partnerships for each of the years ended December 31, 2004, 2003 and 2002 in the respective year's statement of income and comprehensive income, and to record other miscellaneous corrections to accounting for various partnerships, including a mark-to-market adjustment on limited partnerships accounted for under the cost method.

   Other Adjustments. Other restatement adjustments include impairments to reflect other-than-temporary declines in the value of certain available-for-sale securities as of the respective balance sheet dates, and the release of credit reserves for mortgage loans and accrued interest on debt securities which were determined to be inappropriate under GAAP.

   The effect of all accounting restatement adjustments on the Company's consolidated statement of income was as follows:

                                                          Increase
                                                       (Decrease) for
                                                         Years Ended
                                                     and at December 31,
                                                     ------------------
                                                     2004   2003   2002
                                                     ----  -----  -----
                                                        (in millions)
        Pretax income before cumulative effect
        of accounting change:
           Dollar roll transactions................. $ 14  $ (78) $ 102
           Derivatives..............................  (15)   (34)     3
           Limited partnerships.....................   33    (10)    (3)
           Other....................................   (2)     4    (14)
                                                     ----  -----  -----
               Total effect on pretax income
                 before cumulative effect of
                 accounting change.................. $ 30  $(118) $  88
                                                     ====  =====  =====
        Net income:
           Dollar roll transactions................. $  9  $ (51) $  66
           Derivatives..............................  (10)   (21)     2
           Limited partnerships.....................   22     (7)    (2)
           Other....................................   --      1     (9)
                                                     ----  -----  -----
               Total effect on net income........... $ 21  $ (78) $  57
                                                     ====  =====  =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   A summary of the restatement adjustments and their effect on line items in the consolidated financial statements is as follows:

   As of and for the year ended December 31, 2004:

                                                                    As
                                                                Previously Increase/
                                                                 Reported  (Decrease) Restated
                                                                ---------- ---------- --------
                                                                         (In millions)
Consolidated Balance Sheet
   Retained earnings...........................................  $ 2,719    $    (15) $  2,704
   Accumulated other comprehensive income......................      670          15       685
   Total shareholder's equity..................................    5,000          --     5,000
   Total liabilities and shareholder's equity..................   68,087          --    68,087

Consolidated Statement of Income
   Net investment income.......................................    2,219         (68)    2,151
   Net realized investment gains (losses)......................     (100)        103         3
   Amortization of deferred acquisition costs..................       62           5        67
   Pretax income before cumulative effect of accounting change.    1,016          30     1,046
   Income tax expense..........................................      335           9       344
   Net income (loss)...........................................      680          21       701

Change in Shareholder's Equity
   Retained earnings
       Beginning balance.......................................    2,399         (36)    2,363
       Net income..............................................      680          21       701
       Ending balance..........................................    2,719         (15)    2,704
   Accumulated comprehensive income
       Beginning balance.......................................      573           1       574
       Other comprehensive income..............................       97          14       111
       Ending balance..........................................      670          15       685
   Total shareholder's equity..................................    5,000          --     5,000

Consolidated Statement of Cash Flows
   Net realized investment (gains) losses......................      100         103        (3)
   Provision for deferred income taxes.........................      126           9       135
   Change in accrued investment income.........................      (22)         14        (8)
   Change in deferred acquisition costs........................     (113)          5      (108)
   Net cash provided by operating activities...................    1,766         (55)    1,711
   Purchases and issuances of bonds, notes and redeemable
     preferred stocks available for sale.......................   (8,790)    (11,854)  (20,644)
   Sales of bonds, notes and redeemable
     preferred stocks available for sale.......................    6,124      11,909    18,033
   Net cash used in investing activities.......................   (1,800)         55    (1,745)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   As of and for the year ended December 31, 2003:

                                                                                 As
                                                                             Previously Increase/
                                                                              Reported  (Decrease) Restated
                                                                             ---------- ---------- --------
                                                                                      (In millions)
Consolidated Balance Sheet
   Partnerships and other invested assets...................................  $    750   $    (65) $    685
   Accrued investment income................................................       399         14       413
   Total assets.............................................................    58,738        (51)   58,687
   Deferred income taxes....................................................       834        (16)      818
   Total liabilities........................................................    54,215        (16)   54,199
   Retained earnings........................................................     2,399        (36)    2,363
   Accumulated other comprehensive income...................................       573          1       574
   Total shareholder's equity...............................................     4,523        (35)    4,488
   Total liabilities and shareholder's equity...............................    58,738        (51)   58,687

Consolidated Statement of Income
   Net investment income....................................................     2,050       (113)    1,937
   Net realized investment gains (losses)...................................        36        (21)       15
   General and administrative expenses, net of deferrals....................       127          2       129
   Amortization of deferred acquisition costs...............................        62        (18)       44
   Pretax income before cumulative effect of accounting change..............       914       (118)      796
   Income tax expense.......................................................       298        (40)      258
   Net income (loss)........................................................       616        (78)      538

Change in Shareholder's Equity
   Retained earnings
       Beginning balance....................................................     1,783         42     1,825
       Net income...........................................................       616        (78)      538
       Ending balance.......................................................     2,399        (36)    2,363
   Accumulated comprehensive income
       Beginning balance....................................................       392        (60)      332
       Other comprehensive income...........................................       181         61       242
       Ending balance.......................................................       573          1       574
   Total shareholder's equity...............................................     4,523        (35)    4,488

Consolidated Statement of Cash Flows
   Net realized investment (gains) losses...................................       (36)        21       (15)
   Provision for deferred income taxes......................................        63        (40)       23
   Change in accrued investment income......................................        (7)       (14)      (21)
   Change in deferred acquisition costs.....................................      (111)       (18)     (129)
   Net cash provided by operating activities................................     1,635       (114)    1,521
   Purchases and issuances of bonds, notes and redeemable
     preferred stocks available for sale....................................   (12,655)   (11,741)  (24,396)
   Sales of bonds, notes and redeemable preferred stocks available for sale.     9,137     11,855    20,992
   Net cash used in investing activities....................................    (2,891)       114    (2,777)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   For the year ended December 31, 2002:

                                                                    As
                                                                Previously Increase/
                                                                 Reported  (Decrease) Restated
                                                                ---------- ---------- --------
                                                                         (In millions)
Consolidated Statement of Income
   Net investment income.......................................  $  1,891   $    (25) $  1,866
   Net realized investment gains (losses)......................      (179)       132       (47)
   General and administrative expenses, net of deferrals.......       140         (2)      138
   Amortization of deferred acquisition costs..................       (35)        21       (14)
   Pretax income before cumulative effect of accounting change.       592         88       680
   Income tax expense..........................................       189         31       220
   Net income (loss)...........................................       403         57       460

Change in Shareholder's Equity
   Retained earnings
       Beginning balance.......................................     1,701        (15)    1,686
       Net income..............................................       403         57       460
       Ending balance..........................................     1,783         42     1,825
   Accumulated comprehensive income
       Beginning balance.......................................        75          4        79
       Other comprehensive income..............................       317        (64)      253
       Ending balance..........................................       392        (60)      332
   Total shareholder's equity..................................     3,503        (18)    3,485

Consolidated Statement of Cash Flows
   Net realized investment (gains) losses......................       179       (132)       47
   Provision for deferred income taxes.........................        40         31        71
   Change in deferred acquisition costs........................      (190)        21      (169)
   Net cash provided by operating activities...................     1,512        (22)    1,490
   Purchases and issuances of bonds, notes and redeemable
     preferred stocks available for sale.......................   (16,063)   (10,079)  (26,142)
   Sales of bonds, notes and redeemable
     preferred stocks available for sale.......................    12,063     10,101    22,164
   Net cash used in investing activities.......................    (2,503)        22    (2,481)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

             INDEX TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Consolidated Balance Sheet - September 30, 2005, December 31, 2004
  and December 31, 2003..............................................  1 to 2

Consolidated Statement of Income and Comprehensive Income - Nine
  Months Ended September 30, 2005 and 2004...........................    3

Consolidated Statement of Cash Flows - Nine Months Ended
  September 30, 2005 and 2004........................................  4 to 5

Notes to Consolidated Financial Statements...........................  6 to 8

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                        September 30, December 31, December 31,
                                            2005          2004         2003
                                        ------------- ------------ ------------
                                         (Unaudited)   (Restated)   (Restated)
                                                     (In millions)
 ASSETS
 Investments and cash
    Cash and short-term
      investments......................    $   505      $   107      $   116
        Bonds, notes and
          redeemable preferred
          stocks
           Available for sale,
             at fair value
             (amortized cost:
             September 2005,
             $28,581; December
             2004, $28,643;
             December 2003, $
             27,184)...................     29,466       30,034       28,382
           Trading securities,
             at fair value
             (cost: September
             2005, $103;
             December 2004, $9;
             December 2003, $
             52).......................        104           12           59
    Mortgage loans.....................      2,556        2,344        2,033
    Policy loans.......................        955          924          895
        Separate account seed
          money (cost:
          September 2005, $36;
          December 2004, $40;
          December 2003, $ 91).........         39           41           92
    Common stocks and
      non-redeemable preferred
      stocks:
           Available for sale,
             at fair value
             (cost: September
             2005, $31;
             December 2004,
             $28; December
             2003, $ 76)...............         86           48           89
           Trading securities,
             at fair value
             (cost: September
             2005, $1; December
             2004, $2; December
             2003, $ 7)................          1            6           10
    Partnerships and other
      invested assets..................      1,334          844          685
    Securities lending
      collateral.......................      9,395        9,286        4,451
                                           -------      -------      -------
    Total investments and cash.........     44,441       43,646       36,812
    Variable annuity assets
      held in separate accounts........     23,476       22,401       19,921
    Accrued investment income..........        449          421          413
    Deferred acquisition costs.........      1,672        1,485        1,418
    Income taxes currently
      receivable.......................         --           16           --
    Receivable from brokers............         35           29           45
    Other assets.......................         87           89           78
                                           -------      -------      -------
    TOTAL ASSETS.......................    $70,160      $68,087      $58,687
                                           =======      =======      =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                        September 30, December 31, December 31,
                                            2005          2004         2003
                                        ------------- ------------ ------------
                                         (Unaudited)   (Restated)   (Restated)
                                                     (In Millions)
 LIABILITIES AND SHAREHOLDER'S EQUITY
 Reserves, payables and accrued
   liabilities
    Reserves for fixed annuity
      contracts........................    $30,420      $30,091      $28,644
    Income taxes currently payable.....         15           --           21
    Securities lending payable.........      9,395        9,286        4,451
    Payable to brokers.................        436           20           88
    Other liabilities..................        347          275          256
                                           -------      -------      -------
    Total reserves, payables and
      accrued liabilities..............     40,613       39,672       33,460
 Variable annuity liabilities related
   to separate accounts................     23,476       22,401       19,921
 Deferred income taxes.................        955        1,014          818
                                           -------      -------      -------
    Total liabilities..................     65,044       63,087       54,199
                                           -------      -------      -------
 Shareholder's equity
    Common stock.......................          4            4            4
    Additional paid-in capital.........      1,607        1,607        1,547
    Retained earnings..................      3,030        2,704        2,363
    Accumulated other comprehensive
      income...........................        475          685          574
                                           -------      -------      -------
    Total shareholder's equity.........      5,116        5,000        4,488
                                           -------      -------      -------
 TOTAL LIABILITIES AND SHAREHOLDER'S
   EQUITY..............................    $70,160      $68,087      $58,687
                                           =======      =======      =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                               Nine Months Ended
                                                                September 30,
                                                               ----------------
                                                                2005     2004
                                                               ------   ------
                                                                 (Unaudited)
                                                                (In millions)
REVENUES
   Investment income.......................................... $1,672   $1,583
   Fee income
       Variable annuity fees..................................    211      192
       Other fee income.......................................     50       39
   Net realized investment gains (losses).....................    (52)      36
                                                               ------   ------
   Total revenues.............................................  1,881    1,850
                                                               ------   ------
BENEFITS AND EXPENSES
   Interest credited to fixed annuity contracts...............    850      836
   General and administrative expenses, net of deferrals......    108      100
   Amortization of deferred acquisition costs.................     72       46
   Annual commissions, net of deferrals.......................     58       60
   Guaranteed minimum death benefits..........................      4        5
                                                               ------   ------
   Total benefits and expenses................................  1,092    1,047
                                                               ------   ------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE...    789      803
Income tax expense............................................    263      265
                                                               ------   ------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE..........    526      538
Cumulative effect of accounting change, net of tax............     --       (1)
                                                               ------   ------
NET INCOME.................................................... $  526   $  537
                                                               ------   ------
OTHER COMPREHENSIVE INCOME
   Net unrealized gains (losses) on invested assets arising
     during the current period................................ $ (493)  $  115
   Reclassification adjustment for net realized (gains)
     losses included in net income............................     36      (12)
   Adjustment to deferred acquisition costs...................    130      (22)
   Income tax expense.........................................    117      (29)
                                                               ------   ------
OTHER COMPREHENSIVE INCOME....................................   (210)      52
                                                               ------   ------
COMPREHENSIVE INCOME.......................................... $  316   $  589
                                                               ======   ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                             Nine Months Ended
                                                               September 30,
                                                            ------------------
                                                              2005      2004
                                                            --------  --------
                                                                (Unaudited)
                                                               (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income.............................................. $    526  $    537
   Adjustments to reconcile net income to net cash
     provided by operating activities
   Cumulative effect of accounting change, net of tax......       --         1
   Interest credited to fixed annuity contracts............      850       836
   Net realized investment (gains) losses..................       52       (36)
   Equity in income of partnerships and other invested
     assets................................................      (61)      (48)
   Amortization of premium and discount on securities......      (50)      (37)
   Provision for deferred income taxes.....................       58        97
   Changes in:
       Trading securities at fair value....................      (87)       55
       Accrued investment income...........................      (28)      (26)
       Deferred acquisition costs..........................      (57)      (78)
       Income taxes currently receivable/payable...........       31       (29)
       Other liabilities...................................       72        13
   Other, net..............................................       (6)      (15)
                                                            --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..................    1,300     1,270
                                                            --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Bonds, notes and redeemable preferred stocks
         available for sale................................  (17,846)  (15,820)
       Mortgage loans......................................     (403)     (360)
       Other investments, excluding short-term
         investments.......................................   (1,503)   (1,569)
   Sales of:
       Bonds, notes and redeemable preferred stocks
         available for sale................................   17,439    13,796
       Other investments, excluding short-term
         investments.......................................    1,062     1,585
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred stocks
         available for sale................................      879       899
       Mortgage loans......................................      191       166
                                                            --------  --------
NET CASH USED IN INVESTING ACTIVITIES......................     (181)   (1,303)
                                                            --------  --------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                              Nine Months Ended
                                                                September 30,
                                                              ----------------
                                                                2005     2004
                                                              -------  -------
                                                                 (Unaudited)
                                                                (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts....................... $ 1,983  $ 2,082
   Net exchanges to the fixed accounts of variable annuity
     contracts...............................................     213      165
   Withdrawal payments on fixed annuity contracts............  (2,588)  (1,829)
   Claims and annuity payments on fixed annuity contracts....    (129)    (119)
   Capital contributions from Parent.........................      --       60
   Dividends paid to Parent..................................    (200)      --
                                                              -------  -------
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES..........    (721)     359
                                                              -------  -------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS..............     398      326
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD.......     107      116
                                                              -------  -------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............. $   505  $   442
                                                              =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid......................................... $   173  $   196
                                                              =======  =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
          FOOTNOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1. BASIS OF PRESENTATION

   The Variable Annuity Life Insurance Company (the "Company") is a direct wholly owned subsidiary of American General Life Insurance Company (the "Parent"), which is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").

   These statements are unaudited. In the opinion of management, all adjustments, consisting only of normal recurring accruals, have been made for a fair statement of the results presented herein. Certain amounts have been reclassified in the 2004 and 2003 periods to conform to their 2005 presentation. For further information, refer to the Company's restated consolidated financial statements as of and for the three years ended December 31, 2004.

2. RECENTLY ISSUED ACCOUNTING STANDARDS

   In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Financial Accounting Statement ("FAS") No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is evaluating the provisions of SOP 05-1. Based on current practices, management believes the adoption of SOP 05-1 will not have a material impact on the consolidated financial position, results of operations or cash flows of the Company.

   At the March 2004 meeting, the Emerging Issue Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB had resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, re-titled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the consolidated financial condition or results of operations of the Company.

   In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123,

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
          FOOTNOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
                                  (Continued)

2. RECENTLY ISSUED ACCOUNTING STANDARDS (Continued)

   was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to the consolidated financial position or results of operations of AIG or the Company.

   In March 2005, the FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FASB Interpretation No. 46 (revised December 2003) ("FIN46R"), the term is not defined and only one example is provided. This FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the consolidated financial condition or results of operations of the Company.

   On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Correction" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
          FOOTNOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
                                  (Continued)

3. COMMITMENTS AND CONTINGENT LIABILITIES

   At September 30, 2005, The Company had unfunded investment commitments totaling $436.7 million, of which $194.7 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including $67.0 million associated with investments in mortgage loans and $175.0 million in bonds. These have a commitment period that expires within a year.

   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $65.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 27, 2006 but may be extended by agreement of the parties. The Company receives annual facility fees of 0.05% on its commitment. There were no borrowings outstanding under the Credit Agreement as of September 30, 2005, December 31, 2004 or December 31, 2003.

   Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that this permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statements of Net Assets and Operations
                                  (Unaudited)

                                           VALIC Company I      VALIC Company I    VALIC Company I  VALIC Company I
                                         Capital Conservation Capital Conservation Money Market I   Money Market I
                                                 Fund                 Fund              Fund             Fund
                                         -------------------- -------------------- --------------- ----------------
                                              Division 1           Division 7        Division 2       Division 6
                                         -------------------- -------------------- --------------- ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value...............     $  3,550,781       $   101,908,582     $  1,801,004   $    336,394,125
   Balance Due From (To) VALIC General
     Account, Net.......................             (156)              186,760              932            846,561
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................             (404)              (43,191)          (1,157)          (639,261)
                                             ------------       ---------------     ------------   ----------------
Net Assets..............................     $  3,550,221       $   102,052,151     $  1,800,779   $    336,601,425
                                             ============       ===============     ============   ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)......................     $  3,550,221       $   101,997,057     $  1,800,779   $    336,575,439
   Reserves For Annuity Contracts On
     Benefit............................               --                55,094               --             25,986
                                             ------------       ---------------     ------------   ----------------
Total Contract Owner Reserves...........        3,550,221           102,052,151        1,800,779        336,601,425
   Capital Surplus......................               --                    --               --                 --
                                             ------------       ---------------     ------------   ----------------
Total Contract Owner Reserves and
  Capital Surplus.......................     $  3,550,221       $   102,052,151     $  1,800,779   $    336,601,425
                                             ============       ===============     ============   ================
Net Assets Attributable To:
   Accumulation Units Outstanding.......     $  3,550,221       $   101,997,057     $  1,800,779   $    336,575,439
   Contracts in Payout (Annuitization)
     Period.............................               --                55,094               --             25,986
   Funds Retained in Separate Account A
     by VALIC...........................               --                    --               --                 --
                                             ------------       ---------------     ------------   ----------------
Total Net Assets........................     $  3,550,221       $   102,052,151     $  1,800,779   $    336,601,425
                                             ============       ===============     ============   ================
Total Units Outstanding.................      727,904.297        37,081,689.013      648,460.432    169,536,034.394
                                             ============       ===============     ============   ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds..........     $    118,755       $     2,601,248     $     34,325   $      6,071,604
Expenses:
   Mortality And Expense Risk Charge....           27,753               589,084           14,122          2,337,069
   Reimbursements Of Expenses...........               --                    --               --                 --
                                             ------------       ---------------     ------------   ----------------
Net Investment Income (Loss)............     $     91,002       $     2,012,164     $     20,203   $      3,734,535
                                             ------------       ---------------     ------------   ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares.....................     $     10,425       $       102,782     $         --   $             --
   Realized Gain Distributions From
     Mutual Funds.......................               --                    --               --                 --
                                             ------------       ---------------     ------------   ----------------
Net Realized Gains (Losses).............           10,425               102,782               --                 --
                                             ------------       ---------------     ------------   ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......          (80,011)           (1,629,611)              --                 --
                                             ------------       ---------------     ------------   ----------------
Increase (Decrease) In Net Assets From
  Operations............................     $     21,416       $       485,335     $     20,203   $      3,734,535
                                             ============       ===============     ============   ================

                                         VALIC Company I  VALIC Company I     VALIC Company I
                                          Mid Cap Index   Asset Allocation Government Securities
                                              Fund              Fund               Fund
                                         ---------------- ---------------- ---------------------
                                           Division 4        Division 5         Division 8
                                         ---------------- ---------------- ---------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $  2,033,524,074 $   172,230,870     $   116,551,442
   Balance Due From (To) VALIC General
     Account, Net.......................        2,214,273         (68,404)            (19,561)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          579,357         103,617             212,575
                                         ---------------- ---------------     ---------------
Net Assets.............................. $  2,036,317,704 $   172,266,083     $   116,744,456
                                         ================ ===============     ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $  2,035,157,750 $   172,025,740     $   116,503,738
   Reserves For Annuity Contracts On
     Benefit............................        1,159,954         240,343             240,718
                                         ---------------- ---------------     ---------------
Total Contract Owner Reserves...........    2,036,317,704     172,266,083         116,744,456
   Capital Surplus......................               --              --                  --
                                         ---------------- ---------------     ---------------
Total Contract Owner Reserves and
  Capital Surplus....................... $  2,036,317,704 $   172,266,083     $   116,744,456
                                         ================ ===============     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $  2,035,157,750 $   172,025,740     $   116,503,738
   Contracts in Payout (Annuitization)
     Period.............................        1,159,954         240,343             240,718
   Funds Retained in Separate Account A
     by VALIC...........................               --              --                  --
                                         ---------------- ---------------     ---------------
Total Net Assets........................ $  2,036,317,704 $   172,266,083     $   116,744,456
                                         ================ ===============     ===============
Total Units Outstanding.................  223,443,680.452  38,807,506.214      41,931,033.952
                                         ================ ===============     ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $     14,055,774 $     3,308,947     $     2,971,913
Expenses:
   Mortality And Expense Risk Charge....       13,648,854       1,368,636             879,311
   Reimbursements Of Expenses...........               --              --                  --
                                         ---------------- ---------------     ---------------
Net Investment Income (Loss)............ $        406,920 $     1,940,311     $     2,092,602
                                         ---------------- ---------------     ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $     23,489,624 $       667,758     $    (1,066,766)
   Realized Gain Distributions From
     Mutual Funds.......................               --              --                  --
                                         ---------------- ---------------     ---------------
Net Realized Gains (Losses).............       23,489,624         667,758          (1,066,766)
                                         ---------------- ---------------     ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......      124,542,814        (495,178)            506,479
                                         ---------------- ---------------     ---------------
Increase (Decrease) In Net Assets From
  Operations............................ $    148,439,358 $     2,112,891     $     1,532,315
                                         ================ ===============     ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                         VALIC Company I  VALIC Company I VALIC Company I  VALIC Company I    VALIC Company I
                                           Stock Index      Stock Index     Stock Index      Stock Index   International Equities
                                              Fund             Fund            Fund             Fund                Fund
                                         ---------------  --------------- ---------------- --------------- ----------------------
                                          Division 10A     Division 10B    Division 10C     Division 10D        Division 11
                                         ---------------  --------------- ---------------- --------------- ----------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $   240,952,775   $ 20,503,904   $  4,079,476,360 $   27,104,945     $    574,451,998
   Balance Due From (To) VALIC General
     Account, Net.......................          14,884          5,369          1,466,329         (1,879)           1,643,048
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          (6,478)        13,211          6,984,773           (264)            (844,408)
                                         ---------------   ------------   ---------------- --------------     ----------------
Net Assets.............................. $   240,961,181   $ 20,522,484   $  4,087,927,462 $   27,102,802     $    575,250,638
                                         ===============   ============   ================ ==============     ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $   235,471,803   $ 20,039,470   $  4,083,446,216 $   26,966,253     $    575,106,359
   Reserves For Annuity Contracts On
     Benefit............................       5,489,378        483,014          4,481,246        136,549              144,279
                                         ---------------   ------------   ---------------- --------------     ----------------
Total Contract Owner Reserves...........     240,961,181     20,522,484      4,087,927,462     27,102,802          575,250,638
   Capital Surplus......................              --             --                 --             --                   --
                                         ---------------   ------------   ---------------- --------------     ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $   240,961,181   $ 20,522,484   $  4,087,927,462 $   27,102,802     $    575,250,638
                                         ===============   ============   ================ ==============     ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $   235,471,803   $ 20,039,470   $  4,083,446,216 $   26,966,253     $    575,106,359
   Contracts in Payout (Annuitization)
     Period.............................       5,489,378        483,014          4,481,246        136,549              144,279
   Funds Retained in Separate Account A
     by VALIC...........................              --             --                 --             --                   --
                                         ---------------   ------------   ---------------- --------------     ----------------
Total Net Assets........................ $   240,961,181   $ 20,522,484   $  4,087,927,462 $   27,102,802     $    575,250,638
                                         ===============   ============   ================ ==============     ================
Total Units Outstanding.................  10,366,850.915    528,485.090    841,733,310.711  3,156,094.025      370,555,925.358
                                         ===============   ============   ================ ==============     ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $     2,715,328   $    234,029   $     44,173,465 $      307,550     $      7,787,976
Expenses:
   Mortality And Expense Risk Charge....       1,831,504         67,564         28,738,878        207,446            3,570,288
   Reimbursements Of Expenses...........              --             --                 --             --                   --
                                         ---------------   ------------   ---------------- --------------     ----------------
Net Investment Income (Loss)............ $       883,824   $    166,465   $     15,434,587 $      100,104     $      4,217,688
                                         ---------------   ------------   ---------------- --------------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $     4,884,976   $    471,672   $     52,135,161 $      470,869     $     19,352,813
   Realized Gain Distributions From
     Mutual Funds.......................              --             --                 --             --                   --
                                         ---------------   ------------   ---------------- --------------     ----------------
Net Realized Gains (Losses).............       4,884,976        471,672         52,135,161        470,869           19,352,813
                                         ---------------   ------------   ---------------- --------------     ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......      (1,782,335)      (198,694)         2,728,965       (125,055)          28,557,305
                                         ---------------   ------------   ---------------- --------------     ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $     3,986,465   $    439,443   $     70,298,713 $      445,918     $     52,127,806
                                         ===============   ============   ================ ==============     ================

                                         VALIC Company I      VALIC Company I
                                         Social Awareness  Int'l Government Bond
                                               Fund                Fund
                                         ----------------  ---------------------
                                           Division 12          Division 13
                                         ----------------  ---------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    379,779,132     $   146,124,038
   Balance Due From (To) VALIC General
     Account, Net.......................         (260,070)             12,804
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................        1,331,408              89,601
                                         ----------------     ---------------
Net Assets.............................. $    380,850,470     $   146,226,443
                                         ================     ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    380,631,684     $   146,143,689
   Reserves For Annuity Contracts On
     Benefit............................          218,786              82,754
                                         ----------------     ---------------
Total Contract Owner Reserves...........      380,850,470         146,226,443
   Capital Surplus......................               --                  --
                                         ----------------     ---------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    380,850,470     $   146,226,443
                                         ================     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    380,631,684     $   146,143,689
   Contracts in Payout (Annuitization)
     Period.............................          218,786              82,754
   Funds Retained in Separate Account A
     by VALIC...........................               --                  --
                                         ----------------     ---------------
Total Net Assets........................ $    380,850,470     $   146,226,443
                                         ================     ===============
Total Units Outstanding.................  103,972,871.989      65,717,278.365
                                         ================     ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $      3,326,885     $     3,750,001
Expenses:
   Mortality And Expense Risk Charge....        2,869,094           1,087,202
   Reimbursements Of Expenses...........               --                  --
                                         ----------------     ---------------
Net Investment Income (Loss)............ $        457,791     $     2,662,799
                                         ----------------     ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $        170,832     $     1,755,037
   Realized Gain Distributions From
     Mutual Funds.......................               --                  --
                                         ----------------     ---------------
Net Realized Gains (Losses).............          170,832           1,755,037
                                         ----------------     ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......          669,710          (6,103,623)
                                         ----------------     ---------------
Increase (Decrease) In Net Assets From
  Operations............................ $      1,298,333     $    (1,685,787)
                                         ================     ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                          VALIC Company I   VALIC Company I  VALIC Company I    VALIC Company I
                                          Small Cap Index     Core Equity    Growth & Income  Science & Technology
                                               Fund              Fund             Fund                Fund
                                         ----------------  ----------------  ---------------  --------------------
                                            Division 14       Division 15      Division 16        Division 17
                                         ----------------  ----------------  ---------------  --------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    829,779,671  $    512,718,273  $   147,626,732    $  1,157,007,924
   Balance Due From (To) VALIC General
     Account, Net.......................        1,334,089          (270,538)        (119,010)           (919,399)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................         (122,671)        1,549,381          362,332           3,482,309
                                         ----------------  ----------------  ---------------    ----------------
Net Assets.............................. $    830,991,089  $    513,997,116  $   147,870,054    $  1,159,570,834
                                         ================  ================  ===============    ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    830,539,276  $    513,572,217  $   147,776,588    $  1,158,958,449
   Reserves For Annuity Contracts On
     Benefit............................          451,813           424,899           93,466             612,385
                                         ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves...........      830,991,089       513,997,116      147,870,054       1,159,570,834
   Capital Surplus......................               --                --               --                  --
                                         ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    830,991,089  $    513,997,116  $   147,870,054    $  1,159,570,834
                                         ================  ================  ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    830,539,276  $    513,572,217  $   147,776,588    $  1,158,958,449
   Contracts in Payout (Annuitization)
     Period.............................          451,813           424,899           93,466             612,385
   Funds Retained in Separate Account A
     by VALIC...........................               --                --               --                  --
                                         ----------------  ----------------  ---------------    ----------------
Total Net Assets........................ $    830,991,089  $    513,997,116  $   147,870,054    $  1,159,570,834
                                         ================  ================  ===============    ================
Total Units Outstanding.................  249,662,614.339   243,121,467.488   67,778,175.257     531,086,741.704
                                         ================  ================  ===============    ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $      5,120,572  $      4,335,005  $     1,475,389    $             --
Expenses:
   Mortality And Expense Risk Charge....        5,153,011         3,978,469        1,152,285           8,613,134
   Reimbursements Of Expenses...........               --                --               --                  --
                                         ----------------  ----------------  ---------------    ----------------
Net Investment Income (Loss)............ $        (32,439) $        356,536  $       323,104    $     (8,613,134)
                                         ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $     10,850,640  $    (18,830,321) $    (2,200,388)   $   (185,447,210)
   Realized Gain Distributions From
     Mutual Funds.......................               --                --               --                  --
                                         ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses).............       10,850,640       (18,830,321)      (2,200,388)       (185,447,210)
                                         ----------------  ----------------  ---------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       13,763,375        24,624,296        1,821,091         198,978,832
                                         ----------------  ----------------  ---------------    ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $     24,581,576  $      6,150,511  $       (56,193)   $      4,918,488
                                         ================  ================  ===============    ================

                                          VALIC Company I  Templeton Global     VALIC Company I
                                             Small Cap     Asset Allocation  International Growth I
                                               Fund              Fund                 Fund
                                         ----------------  ----------------  ----------------------
                                            Division 18      Division 19          Division 20
                                         ----------------  ----------------  ----------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    631,371,680  $    398,187,109     $    395,869,390
   Balance Due From (To) VALIC General
     Account, Net.......................         (128,833)          266,498              (98,902)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................        1,414,463           590,840              913,908
                                         ----------------  ----------------     ----------------
Net Assets.............................. $    632,657,310  $    399,044,447     $    396,684,396
                                         ================  ================     ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    632,288,682  $    398,583,878     $    396,261,585
   Reserves For Annuity Contracts On
     Benefit............................          368,628           460,569              422,811
                                         ----------------  ----------------     ----------------
Total Contract Owner Reserves...........      632,657,310       399,044,447          396,684,396
   Capital Surplus......................               --                --                   --
                                         ----------------  ----------------     ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    632,657,310  $    399,044,447     $    396,684,396
                                         ================  ================     ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    632,288,682  $    398,583,878     $    396,261,585
   Contracts in Payout (Annuitization)
     Period.............................          368,628           460,569              422,811
   Funds Retained in Separate Account A
     by VALIC...........................               --                --                   --
                                         ----------------  ----------------     ----------------
Total Net Assets........................ $    632,657,310  $    399,044,447     $    396,684,396
                                         ================  ================     ================
Total Units Outstanding.................  236,644,680.389   151,692,776.288      223,205,390.562
                                         ================  ================     ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $             --  $     15,221,621     $      4,770,007
Expenses:
   Mortality And Expense Risk Charge....        4,548,560         3,502,303            2,841,615
   Reimbursements Of Expenses...........               --                --                   --
                                         ----------------  ----------------     ----------------
Net Investment Income (Loss)............ $     (4,548,560) $     11,719,318     $      1,928,392
                                         ----------------  ----------------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $     14,318,546  $      4,406,479     $      1,220,125
   Realized Gain Distributions From
     Mutual Funds.......................               --                --                   --
                                         ----------------  ----------------     ----------------
Net Realized Gains (Losses).............       14,318,546         4,406,479            1,220,125
                                         ----------------  ----------------     ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       21,867,449       (10,011,555)          22,796,416
                                         ----------------  ----------------     ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $     31,637,435  $      6,114,242     $     25,944,933
                                         ================  ================     ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                         VALIC Company I       Vanguard            Vanguard         Vanguard
                                         Income & Growth  LT Investment Grade Long-Term Treasury   Windsor II
                                              Fund               Fund                Fund             Fund
                                         ---------------- ------------------- ------------------ ----------------
                                           Division 21        Division 22        Division 23       Division 24
                                         ---------------- ------------------- ------------------ ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    230,810,133  $    215,570,699    $    331,976,935  $  1,569,564,659
   Balance Due From (To) VALIC General
     Account, Net.......................            2,405           467,460             414,949         2,082,518
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................        1,176,280           (13,431)            468,050         2,457,118
                                         ----------------  ----------------    ----------------  ----------------
Net Assets.............................. $    231,988,818  $    216,024,728    $    332,859,934  $  1,574,104,295
                                         ================  ================    ================  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    231,810,925  $    215,957,010    $    332,813,797  $  1,573,631,737
   Reserves For Annuity Contracts On
     Benefit............................          177,893            67,718              46,137           472,558
                                         ----------------  ----------------    ----------------  ----------------
Total Contract Owner Reserves...........      231,988,818       216,024,728         332,859,934     1,574,104,295
   Capital Surplus......................               --                --                  --                --
                                         ----------------  ----------------    ----------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    231,988,818  $    216,024,728    $    332,859,934  $  1,574,104,295
                                         ================  ================    ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    231,810,925  $    215,957,010    $    332,813,797  $  1,573,631,737
   Contracts in Payout (Annuitization)
     Period.............................          177,893            67,718              46,137           472,558
   Funds Retained in Separate Account A
     by VALIC...........................               --                --                  --                --
                                         ----------------  ----------------    ----------------  ----------------
Total Net Assets........................ $    231,988,818  $    216,024,728    $    332,859,934  $  1,574,104,295
                                         ================  ================    ================  ================
Total Units Outstanding.................  140,464,484.291   114,730,955.908     173,758,458.419   692,557,588.518
                                         ================  ================    ================  ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $      3,134,308  $      8,243,865    $     11,357,205  $     14,989,744
Expenses:
   Mortality And Expense Risk Charge....        1,671,454         1,876,869           2,831,339        13,100,330
   Reimbursements Of Expenses...........               --          (386,919)           (583,815)               --
                                         ----------------  ----------------    ----------------  ----------------
Net Investment Income (Loss)............ $      1,462,854  $      6,753,915    $      9,109,681  $      1,889,414
                                         ----------------  ----------------    ----------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $      3,597,079  $      2,248,076    $      1,225,297  $     12,154,430
   Realized Gain Distributions From
     Mutual Funds.......................               --                --           1,115,030                --
                                         ----------------  ----------------    ----------------  ----------------
Net Realized Gains (Losses).............        3,597,079         2,248,076           2,340,327        12,154,430
                                         ----------------  ----------------    ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......        3,122,020        (2,124,151)          1,974,367        73,018,867
                                         ----------------  ----------------    ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $      8,181,953  $      6,877,840    $     13,424,375  $     87,062,711
                                         ================  ================    ================  ================

                                            Vanguard           Putnam          Putnam OTC
                                           Wellington     New Opportunities & Emerging Growth
                                              Fund              Fund              Fund
                                         ---------------- ----------------- -----------------
                                           Division 25       Division 26       Division 27
                                         ---------------- ----------------- -----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $  1,258,485,440 $    560,754,993  $    190,550,866
   Balance Due From (To) VALIC General
     Account, Net.......................        2,085,116         (257,209)         (248,722)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................        1,690,119        2,445,805         1,042,152
                                         ---------------- ----------------  ----------------
Net Assets.............................. $  1,262,260,675 $    562,943,589  $    191,344,296
                                         ================ ================  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $  1,261,318,032 $    562,838,575  $    191,313,966
   Reserves For Annuity Contracts On
     Benefit............................          942,643          105,014            30,330
                                         ---------------- ----------------  ----------------
Total Contract Owner Reserves...........    1,262,260,675      562,943,589       191,344,296
   Capital Surplus......................               --               --                --
                                         ---------------- ----------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $  1,262,260,675 $    562,943,589  $    191,344,296
                                         ================ ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $  1,261,318,032 $    562,838,575  $    191,313,966
   Contracts in Payout (Annuitization)
     Period.............................          942,643          105,014            30,330
   Funds Retained in Separate Account A
     by VALIC...........................               --               --                --
                                         ---------------- ----------------  ----------------
Total Net Assets........................ $  1,262,260,675 $    562,943,589  $    191,344,296
                                         ================ ================  ================
Total Units Outstanding.................  578,984,022.650  450,117,466.651   312,171,558.288
                                         ================ ================  ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $     24,512,457 $             --  $             --
Expenses:
   Mortality And Expense Risk Charge....       10,743,076        5,134,187         1,779,465
   Reimbursements Of Expenses...........               --       (1,067,615)         (366,491)
                                         ---------------- ----------------  ----------------
Net Investment Income (Loss)............ $     13,769,381 $     (4,066,572) $     (1,412,974)
                                         ---------------- ----------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $      8,043,049 $    (28,909,349) $    (19,131,031)
   Realized Gain Distributions From
     Mutual Funds.......................               --               --                --
                                         ---------------- ----------------  ----------------
Net Realized Gains (Losses).............        8,043,049      (28,909,349)      (19,131,031)
                                         ---------------- ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       32,232,072       59,634,182        25,997,247
                                         ---------------- ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $     54,044,502 $     26,658,261  $      5,453,242
                                         ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                              Putnam       VALIC Company I       American          Templeton
                                           Global Equity   Large Cap Growth    Century Ultra        Foreign
                                               Fund              Fund              Fund              Fund
                                         ----------------  ----------------  ----------------  ----------------
                                            Division 28      Division 30        Division 31       Division 32
                                         ----------------  ----------------  ----------------  ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    379,198,176  $    347,648,682  $    997,743,996  $    626,367,699
   Balance Due From (To) VALIC General
     Account, Net.......................         (120,177)          (61,789)         (380,066)          632,755
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................        1,774,124         1,437,284         2,963,417         1,703,970
                                         ----------------  ----------------  ----------------  ----------------
Net Assets.............................. $    380,852,123  $    349,024,177  $  1,000,327,347  $    628,704,424
                                         ================  ================  ================  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    380,763,653  $    348,922,563  $  1,000,028,340  $    628,538,857
   Reserves For Annuity Contracts On
     Benefit............................           88,470           101,614           299,007           165,567
                                         ----------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves...........      380,852,123       349,024,177     1,000,327,347       628,704,424
   Capital Surplus......................               --                --                --                --
                                         ----------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    380,852,123  $    349,024,177  $  1,000,327,347  $    628,704,424
                                         ================  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    380,763,653  $    348,922,563  $  1,000,028,340  $    628,538,857
   Contracts in Payout (Annuitization)
     Period.............................           88,470           101,614           299,007           165,567
   Funds Retained in Separate Account A
     by VALIC...........................               --                --                --                --
                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets........................ $    380,852,123  $    349,024,177  $  1,000,327,347  $    628,704,424
                                         ================  ================  ================  ================
Total Units Outstanding.................  270,439,699.791   313,019,402.437   620,166,071.191   330,458,813.924
                                         ================  ================  ================  ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $             --  $      1,950,003  $             --  $             --
Expenses:
   Mortality And Expense Risk Charge....        3,365,188         2,649,620         9,373,074         5,169,290
   Reimbursements Of Expenses...........         (701,355)               --        (1,624,369)       (1,066,993)
                                         ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss)............ $     (2,663,833) $       (699,617) $     (7,748,705) $     (4,102,297)
                                         ----------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $    (17,874,985) $    (20,231,923) $    (17,931,155) $     10,719,119
   Realized Gain Distributions From
     Mutual Funds.......................               --                --                --                --
                                         ----------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses).............      (17,874,985)      (20,231,923)      (17,931,155)       10,719,119
                                         ----------------  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       42,821,269        17,627,039        (5,925,651)       38,719,986
                                         ----------------  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $     22,282,451  $     (3,304,501) $    (31,605,511) $     45,336,808
                                         ================  ================  ================  ================

                                          VALIC Company II   VALIC Company II VALIC Company II
                                         International Small Small Cap Growth Small Cap Value
                                           Cap Equity Fund         Fund             Fund
                                         ------------------- ---------------- ----------------
                                             Division 33       Division 35      Division 36
                                         ------------------- ---------------- ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value...............   $   151,454,951   $    42,621,662  $    95,171,196
   Balance Due From (To) VALIC General
     Account, Net.......................         1,087,256            (8,590)          31,465
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          (739,849)          119,414           90,747
                                           ---------------   ---------------  ---------------
Net Assets..............................   $   151,802,358   $    42,732,486  $    95,293,408
                                           ===============   ===============  ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)......................   $   151,788,564   $    42,690,023  $    95,259,266
   Reserves For Annuity Contracts On
     Benefit............................            13,794            42,463           34,142
                                           ---------------   ---------------  ---------------
Total Contract Owner Reserves...........       151,802,358        42,732,486       95,293,408
   Capital Surplus......................                --                --               --
                                           ---------------   ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus.......................   $   151,802,358   $    42,732,486  $    95,293,408
                                           ===============   ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.......   $   151,788,564   $    42,690,023  $    95,259,266
   Contracts in Payout (Annuitization)
     Period.............................            13,794            42,463           34,142
   Funds Retained in Separate Account A
     by VALIC...........................                --                --               --
                                           ---------------   ---------------  ---------------
Total Net Assets........................   $   151,802,358   $    42,732,486  $    95,293,408
                                           ===============   ===============  ===============
Total Units Outstanding.................    96,005,690.677    28,990,697.371   45,693,218.204
                                           ===============   ===============  ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds..........   $            --   $            --  $       510,751
Expenses:
   Mortality And Expense Risk Charge....           399,228           288,681          646,819
   Reimbursements Of Expenses...........          (103,708)          (75,886)        (172,819)
                                           ---------------   ---------------  ---------------
Net Investment Income (Loss)............   $      (295,520)  $      (212,795) $        36,751
                                           ---------------   ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares.....................   $     2,073,572   $     2,095,361  $     5,137,775
   Realized Gain Distributions From
     Mutual Funds.......................                --                --               --
                                           ---------------   ---------------  ---------------
Net Realized Gains (Losses).............         2,073,572         2,095,361        5,137,775
                                           ---------------   ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......         7,396,702          (810,043)        (845,627)
                                           ---------------   ---------------  ---------------
Increase (Decrease) In Net Assets From
  Operations............................   $     9,174,754   $     1,072,523  $     4,328,899
                                           ===============   ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                         VALIC Company II VALIC Company II    VALIC Company II   VALIC Company II
                                          Mid Cap Growth   Mid Cap Value    Capital Appreciation Large Cap Value
                                               Fund             Fund                Fund               Fund
                                         ---------------- ----------------  -------------------- ----------------
                                           Division 37      Division 38         Division 39        Division 40
                                         ---------------- ----------------  -------------------- ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    48,343,575  $    296,120,217    $    10,253,379    $    52,384,096
   Balance Due From (To) VALIC General
     Account, Net.......................         (28,679)          486,448             19,267             22,660
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          83,855            64,339             69,390             87,538
                                         ---------------  ----------------    ---------------    ---------------
Net Assets.............................. $    48,398,751  $    296,671,004    $    10,342,036    $    52,494,294
                                         ===============  ================    ===============    ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    48,391,932  $    296,566,343    $    10,342,036    $    52,494,294
   Reserves For Annuity Contracts On
     Benefit............................           6,819           104,661                 --                 --
                                         ---------------  ----------------    ---------------    ---------------
Total Contract Owner Reserves...........      48,398,751       296,671,004         10,342,036         52,494,294
   Capital Surplus......................              --                --                 --                 --
                                         ---------------  ----------------    ---------------    ---------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    48,398,751  $    296,671,004    $    10,342,036    $    52,494,294
                                         ===============  ================    ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    48,391,932  $    296,566,343    $    10,342,036    $    52,494,294
   Contracts in Payout (Annuitization)
     Period.............................           6,819           104,661                 --                 --
   Funds Retained in Separate Account A
     by VALIC...........................              --                --                 --                 --
                                         ---------------  ----------------    ---------------    ---------------
Total Net Assets........................ $    48,398,751  $    296,671,004    $    10,342,036    $    52,494,294
                                         ===============  ================    ===============    ===============
Total Units Outstanding.................  43,118,727.760   106,089,465.897     11,072,979.541     29,711,228.592
                                         ===============  ================    ===============    ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $            --  $             --    $            --    $       308,846
Expenses:
   Mortality And Expense Risk Charge....         334,467         1,879,911             68,611            342,641
   Reimbursements Of Expenses...........         (86,819)         (492,615)           (19,349)           (89,461)
                                         ---------------  ----------------    ---------------    ---------------
Net Investment Income (Loss)............ $      (247,648) $     (1,387,296)   $       (49,262)   $        55,666
                                         ---------------  ----------------    ---------------    ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $     1,407,975  $      4,187,798    $       154,112    $     1,755,241
   Realized Gain Distributions From
     Mutual Funds.......................              --                --                 --                 --
                                         ---------------  ----------------    ---------------    ---------------
Net Realized Gains (Losses).............       1,407,975         4,187,798            154,112          1,755,241
                                         ---------------  ----------------    ---------------    ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       2,220,095        10,686,671           (201,800)         1,212,087
                                         ---------------  ----------------    ---------------    ---------------
Increase (Decrease) In Net Assets From
  Operations............................ $     3,380,422  $     13,487,173    $       (96,950)   $     3,022,994
                                         ===============  ================    ===============    ===============

                                           VALIC Company II   VALIC Company II   VALIC Company I
                                         Socially Responsible Money Market II  Nasdaq-100 (R) Index
                                                 Fund               Fund               Fund
                                         -------------------- ---------------- --------------------
                                             Division 41        Division 44        Division 46
                                         -------------------- ---------------- --------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value...............   $    135,073,963   $    78,428,972    $     84,574,947
   Balance Due From (To) VALIC General
     Account, Net.......................            391,922           578,477             (41,982)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................           (188,525)         (504,712)            323,263
                                           ----------------   ---------------    ----------------
Net Assets..............................   $    135,277,360   $    78,502,737    $     84,856,228
                                           ================   ===============    ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)......................   $    135,277,360   $    78,443,982    $     84,852,887
   Reserves For Annuity Contracts On
     Benefit............................                 --            58,755               3,341
                                           ----------------   ---------------    ----------------
Total Contract Owner Reserves...........        135,277,360        78,502,737          84,856,228
   Capital Surplus......................                 --                --                  --
                                           ----------------   ---------------    ----------------
Total Contract Owner Reserves and
  Capital Surplus.......................   $    135,277,360   $    78,502,737    $     84,856,228
                                           ================   ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding.......   $    135,277,360   $    78,443,982    $     84,852,887
   Contracts in Payout (Annuitization)
     Period.............................                 --            58,755               3,341
   Funds Retained in Separate Account A
     by VALIC...........................                 --                --                  --
                                           ----------------   ---------------    ----------------
Total Net Assets........................   $    135,277,360   $    78,502,737    $     84,856,228
                                           ================   ===============    ================
Total Units Outstanding.................    107,358,204.643    67,197,645.232     183,398,950.575
                                           ================   ===============    ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds..........   $      1,099,963   $     1,338,794    $         93,624
Expenses:
   Mortality And Expense Risk Charge....          1,010,950           518,911             617,886
   Reimbursements Of Expenses...........           (257,460)         (134,368)                 --
                                           ----------------   ---------------    ----------------
Net Investment Income (Loss)............   $        346,473   $       954,251    $       (524,262)
                                           ----------------   ---------------    ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares.....................   $      3,109,058   $            (1)   $      4,264,262
   Realized Gain Distributions From
     Mutual Funds.......................                 --                --                  --
                                           ----------------   ---------------    ----------------
Net Realized Gains (Losses).............          3,109,058                (1)          4,264,262
                                           ----------------   ---------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......         (1,819,960)                1          (6,211,875)
                                           ----------------   ---------------    ----------------
Increase (Decrease) In Net Assets From
  Operations............................   $      1,635,571   $       954,251    $     (2,471,875)
                                           ================   ===============    ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                               Janus       VALIC Company II  VALIC Company II  VALIC Company II
                                         Adviser Worldwide Aggressive Growth Moderate Growth  Conservative Growth
                                               Fund         Lifestyle Fund    Lifestyle Fund    Lifestyle Fund
                                         ----------------- ----------------- ---------------- -------------------
                                            Division 47       Division 48      Division 49        Division 50
                                         ----------------- ----------------- ---------------- -------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value...............  $    35,159,440   $    39,683,781  $    71,061,313    $    31,729,670
   Balance Due From (To) VALIC General
     Account, Net.......................          (28,740)           29,068           35,911            107,229
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          122,928            55,243          355,944            (94,537)
                                          ---------------   ---------------  ---------------    ---------------
Net Assets..............................  $    35,253,628   $    39,768,092  $    71,453,168    $    31,742,362
                                          ===============   ===============  ===============    ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)......................  $    35,246,811   $    39,768,092  $    71,453,168    $    31,742,362
   Reserves For Annuity Contracts On
     Benefit............................            6,817                --               --                 --
                                          ---------------   ---------------  ---------------    ---------------
Total Contract Owner Reserves...........       35,253,628        39,768,092       71,453,168         31,742,362
   Capital Surplus......................               --                --               --                 --
                                          ---------------   ---------------  ---------------    ---------------
Total Contract Owner Reserves and
  Capital Surplus.......................  $    35,253,628   $    39,768,092  $    71,453,168    $    31,742,362
                                          ===============   ===============  ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.......  $    35,246,811   $    39,768,092  $    71,453,168    $    31,742,362
   Contracts in Payout (Annuitization)
     Period.............................            6,817                --               --                 --
   Funds Retained in Separate Account A
     by VALIC...........................               --                --               --                 --
                                          ---------------   ---------------  ---------------    ---------------
Total Net Assets........................  $    35,253,628   $    39,768,092  $    71,453,168    $    31,742,362
                                          ===============   ===============  ===============    ===============
Total Units Outstanding.................   52,639,575.396    25,661,932.012   43,852,848.224     19,776,465.382
                                          ===============   ===============  ===============    ===============

STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds..........  $            --   $        58,627  $       391,288    $       303,876
Expenses:
   Mortality And Expense Risk Charge....          326,485           257,029          460,773            204,078
   Reimbursements Of Expenses...........          (67,273)          (67,436)        (121,354)           (53,930)
                                          ---------------   ---------------  ---------------    ---------------
Net Investment Income (Loss)............  $      (259,212)  $      (130,966) $        51,869    $       153,728
                                          ---------------   ---------------  ---------------    ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares.....................  $       (97,292)  $       961,769  $     1,323,903    $       570,966
   Realized Gain Distributions From
     Mutual Funds.......................               --                --               --                 --
                                          ---------------   ---------------  ---------------    ---------------
Net Realized Gains (Losses).............          (97,292)          961,769        1,323,903            570,966
                                          ---------------   ---------------  ---------------    ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......          801,447         1,551,896        1,772,567            294,032
                                          ---------------   ---------------  ---------------    ---------------
Increase (Decrease) In Net Assets From
  Operations............................  $       444,943   $     2,382,699  $     3,148,339    $     1,018,726
                                          ===============   ===============  ===============    ===============

                                         Vanguard LifeStrategy Vanguard LifeStrategy Vanguard LifeStrategy
                                                Growth            Moderate Growth     Conservative Growth
                                                 Fund                  Fund                  Fund
                                         --------------------- --------------------- ---------------------
                                              Division 52           Division 53           Division 54
                                         --------------------- --------------------- ---------------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value...............    $    80,425,485       $    99,675,594       $    40,726,327
   Balance Due From (To) VALIC General
     Account, Net.......................            234,636               486,353                79,828
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................            248,724                33,034                (7,157)
                                            ---------------       ---------------       ---------------
Net Assets..............................    $    80,908,845       $   100,194,981       $    40,798,998
                                            ===============       ===============       ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)......................    $    80,882,007       $   100,184,027       $    40,798,998
   Reserves For Annuity Contracts On
     Benefit............................             26,838                10,954                    --
                                            ---------------       ---------------       ---------------
Total Contract Owner Reserves...........         80,908,845           100,194,981            40,798,998
   Capital Surplus......................                 --                    --                    --
                                            ---------------       ---------------       ---------------
Total Contract Owner Reserves and
  Capital Surplus.......................    $    80,908,845       $   100,194,981       $    40,798,998
                                            ===============       ===============       ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.......    $    80,882,007       $   100,184,027       $    40,798,998
   Contracts in Payout (Annuitization)
     Period.............................             26,838                10,954                    --
   Funds Retained in Separate Account A
     by VALIC...........................                 --                    --                    --
                                            ---------------       ---------------       ---------------
Total Net Assets........................    $    80,908,845       $   100,194,981       $    40,798,998
                                            ===============       ===============       ===============
Total Units Outstanding.................     58,274,789.982        72,090,684.434        29,930,210.605
                                            ===============       ===============       ===============

STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds..........    $       559,743       $       929,990       $       689,378
Expenses:
   Mortality And Expense Risk Charge....            651,624               794,955               339,800
   Reimbursements Of Expenses...........                 --                    --                    --
                                            ---------------       ---------------       ---------------
Net Investment Income (Loss)............    $       (91,881)      $       135,035       $       349,578
                                            ---------------       ---------------       ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares.....................    $     2,148,088       $     1,914,726       $       598,191
   Realized Gain Distributions From
     Mutual Funds.......................                 --                    --                    --
                                            ---------------       ---------------       ---------------
Net Realized Gains (Losses).............          2,148,088             1,914,726               598,191
                                            ---------------       ---------------       ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......            684,832               649,027              (157,468)
                                            ---------------       ---------------       ---------------
Increase (Decrease) In Net Assets From
  Operations............................    $     2,741,039       $     2,698,788       $       790,301
                                            ===============       ===============       ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                            Evergreen          Evergreen        Evergreen                      VALIC Company II
                                          Special Values   Fundamental Large  Equity Income   VALIC Company II  Strategic Bond
                                               Fund         Large Cap Fund        Fund         Core Bond Fund        Fund
                                         ----------------  ----------------- ---------------  ---------------- ----------------
                                           Division 55        Division 56      Division 57      Division 58      Division 59
                                         ----------------  ----------------- ---------------  ---------------- ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    291,222,481  $    163,207,892  $    24,312,790  $    50,383,272  $   134,016,535
   Balance Due From (To) VALIC General
     Account, Net.......................          797,457           567,030           39,058          113,130          549,808
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          (53,885)         (351,689)            (324)         (86,614)        (243,794)
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Net Assets.............................. $    291,966,053  $    163,423,233  $    24,351,524  $    50,409,788  $   134,322,549
                                         ================  ================  ===============  ===============  ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    291,770,810  $    163,423,233  $    24,351,524  $    50,391,405  $   134,297,681
   Reserves For Annuity Contracts On
     Benefit............................          195,243                --               --           18,383           24,868
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Total Contract Owner Reserves...........      291,966,053       163,423,233       24,351,524       50,409,788      134,322,549
   Capital Surplus......................               --                --               --               --               --
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    291,966,053  $    163,423,233  $    24,351,524  $    50,409,788  $   134,322,549
                                         ================  ================  ===============  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    291,770,810  $    163,423,233  $    24,351,524  $    50,391,405  $   134,297,681
   Contracts in Payout (Annuitization)
     Period.............................          195,243                --               --           18,383           24,868
   Funds Retained in Separate Account A
     by VALIC...........................               --                --               --               --               --
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Total Net Assets........................ $    291,966,053  $    163,423,233  $    24,351,524  $    50,409,788  $   134,322,549
                                         ================  ================  ===============  ===============  ===============
Total Units Outstanding.................  147,890,763.936   154,543,550.599   19,844,458.099   36,969,301.947   78,438,784.062
                                         ================  ================  ===============  ===============  ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $             --  $        243,738  $       545,320  $     1,267,622  $     3,149,850
Expenses:
   Mortality And Expense Risk Charge....        2,266,789         1,061,441          461,751          343,958          809,744
   Reimbursements Of Expenses...........         (465,412)         (214,246)         (93,518)         (94,230)        (207,025)
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Net Investment Income (Loss)............ $     (1,801,377) $       (603,457) $       177,087  $     1,017,894  $     2,547,131
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $      5,886,610  $      4,192,729  $     4,185,655  $      (195,198) $       569,184
   Realized Gain Distributions From
     Mutual Funds.......................               --                --               --               --               --
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Net Realized Gains (Losses).............        5,886,610         4,192,729        4,185,655         (195,198)         569,184
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       17,070,392         2,895,896       (3,357,656)        (144,128)         451,997
                                         ----------------  ----------------  ---------------  ---------------  ---------------
Increase (Decrease) In Net Assets From
  Operations............................ $     21,155,625  $      6,485,168  $     1,005,086  $       678,568  $     3,568,312
                                         ================  ================  ===============  ===============  ===============

                                         VALIC Company II
                                         High Yield Bond       Janus
                                               Fund            Fund
                                         ---------------- ---------------
                                           Division 60      Division 61
                                         ---------------- ---------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    79,854,792  $    50,859,109
   Balance Due From (To) VALIC General
     Account, Net.......................           7,736          (26,228)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................         289,530          215,224
                                         ---------------  ---------------
Net Assets.............................. $    80,152,058  $    51,048,105
                                         ===============  ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    80,150,761  $    51,045,414
   Reserves For Annuity Contracts On
     Benefit............................           1,297            2,691
                                         ---------------  ---------------
Total Contract Owner Reserves...........      80,152,058       51,048,105
   Capital Surplus......................              --               --
                                         ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    80,152,058  $    51,048,105
                                         ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    80,150,761  $    51,045,414
   Contracts in Payout (Annuitization)
     Period.............................           1,297            2,691
   Funds Retained in Separate Account A
     by VALIC...........................              --               --
                                         ---------------  ---------------
Total Net Assets........................ $    80,152,058  $    51,048,105
                                         ===============  ===============
Total Units Outstanding.................  49,796,659.880   83,199,953.347
                                         ===============  ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $     2,747,244  $            --
Expenses:
   Mortality And Expense Risk Charge....         543,580          459,330
   Reimbursements Of Expenses...........        (139,251)         (95,158)
                                         ---------------  ---------------
Net Investment Income (Loss)............ $     2,342,915  $      (364,172)
                                         ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $       930,868  $         1,218
   Realized Gain Distributions From
     Mutual Funds.......................              --               --
                                         ---------------  ---------------
Net Realized Gains (Losses).............         930,868            1,218
                                         ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......         489,612        1,036,477
                                         ---------------  ---------------
Increase (Decrease) In Net Assets From
  Operations............................ $     3,763,395  $       673,523
                                         ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                          AIM Large Cap   Credit Suisse Small    MSIF Trust        Evergreen
                                             Growth           Cap Growth       Mid Cap Growth    Special Equity
                                              Fund               Fund            Portfolio            Fund
                                         ---------------  ------------------- ----------------  ---------------
                                           Division 62        Division 63       Division 64       Division 65
                                         ---------------  ------------------- ----------------  ---------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    16,972,841    $    53,186,847   $     94,106,784  $    42,996,365
   Balance Due From (To) VALIC General
     Account, Net.......................           5,665            (10,704)           332,483           25,701
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................          37,596             85,890           (173,970)          37,918
                                         ---------------    ---------------   ----------------  ---------------
Net Assets.............................. $    17,016,102    $    53,262,033   $     94,265,297  $    43,059,984
                                         ===============    ===============   ================  ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    17,007,347    $    53,259,845   $     94,243,064  $    43,044,639
   Reserves For Annuity Contracts On
     Benefit............................           8,755              2,188             22,233           15,345
                                         ---------------    ---------------   ----------------  ---------------
Total Contract Owner Reserves...........      17,016,102         53,262,033         94,265,297       43,059,984
   Capital Surplus......................              --                 --                 --               --
                                         ---------------    ---------------   ----------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    17,016,102    $    53,262,033   $     94,265,297  $    43,059,984
                                         ===============    ===============   ================  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    17,007,347    $    53,259,845   $     94,243,064  $    43,044,639
   Contracts in Payout (Annuitization)
     Period.............................           8,755              2,188             22,233           15,345
   Funds Retained in Separate Account A
     by VALIC...........................              --                 --                 --               --
                                         ---------------    ---------------   ----------------  ---------------
Total Net Assets........................ $    17,016,102    $    53,262,033   $     94,265,297  $    43,059,984
                                         ===============    ===============   ================  ===============
Total Units Outstanding.................  55,337,761.633     63,966,561.321    121,638,876.316   46,242,067.814
                                         ===============    ===============   ================  ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $            --    $            --   $             --  $            --
Expenses:
   Mortality And Expense Risk Charge....         141,752            491,255            706,882          368,890
   Reimbursements Of Expenses...........         (29,590)          (100,989)          (146,486)         (76,423)
                                         ---------------    ---------------   ----------------  ---------------
Net Investment Income (Loss)............ $      (112,162)   $      (390,266)  $       (560,396) $      (292,467)
                                         ---------------    ---------------   ----------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $       319,689    $     2,301,947   $      3,206,949  $       959,810
   Realized Gain Distributions From
     Mutual Funds.......................              --                 --                 --               --
                                         ---------------    ---------------   ----------------  ---------------
Net Realized Gains (Losses).............         319,689          2,301,947          3,206,949          959,810
                                         ---------------    ---------------   ----------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......         240,376         (2,950,403)         6,345,807         (384,328)
                                         ---------------    ---------------   ----------------  ---------------
Increase (Decrease) In Net Assets From
  Operations............................ $       447,903    $    (1,038,722)  $      8,992,360  $       283,015
                                         ===============    ===============   ================  ===============

                                               SIT               SIT
                                         Small Cap Growth   Mid Cap Growth        Ariel
                                               Fund              Fund             Fund
                                         ----------------  ---------------  ----------------
                                           Division 66       Division 67       Division 68
                                         ----------------  ---------------  ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    107,247,145  $    23,709,476  $    591,231,779
   Balance Due From (To) VALIC General
     Account, Net.......................          408,353           85,903           770,497
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................           16,038          (44,094)          940,778
                                         ----------------  ---------------  ----------------
Net Assets.............................. $    107,671,536  $    23,751,285  $    592,943,054
                                         ================  ===============  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    107,665,140  $    23,745,975  $    592,671,257
   Reserves For Annuity Contracts On
     Benefit............................            6,396            5,310           271,797
                                         ----------------  ---------------  ----------------
Total Contract Owner Reserves...........      107,671,536       23,751,285       592,943,054
   Capital Surplus......................               --               --                --
                                         ----------------  ---------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    107,671,536  $    23,751,285  $    592,943,054
                                         ================  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    107,665,140  $    23,745,975  $    592,671,257
   Contracts in Payout (Annuitization)
     Period.............................            6,396            5,310           271,797
   Funds Retained in Separate Account A
     by VALIC...........................               --               --                --
                                         ----------------  ---------------  ----------------
Total Net Assets........................ $    107,671,536  $    23,751,285  $    592,943,054
                                         ================  ===============  ================
Total Units Outstanding.................  146,126,262.462   36,979,433.155   321,440,761.288
                                         ================  ===============  ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $             --  $            --  $             --
Expenses:
   Mortality And Expense Risk Charge....          772,168          189,114         5,078,714
   Reimbursements Of Expenses...........         (158,118)         (38,703)       (1,048,286)
                                         ----------------  ---------------  ----------------
Net Investment Income (Loss)............ $       (614,050) $      (150,411) $     (4,030,428)
                                         ----------------  ---------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $      2,105,347  $     1,216,403  $     12,307,729
   Realized Gain Distributions From
     Mutual Funds.......................               --               --                --
                                         ----------------  ---------------  ----------------
Net Realized Gains (Losses).............        2,105,347        1,216,403        12,307,729
                                         ----------------  ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       12,244,888        1,174,633         3,205,400
                                         ----------------  ---------------  ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $     13,736,185  $     2,240,625  $     11,482,701
                                         ================  ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of

                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                                                             Dreyfus BASIC
                                              Ariel          Lou Holland     U.S. Mortgage   VALIC Company I   VALIC Company I
                                           Appreciation        Growth         Securities     Blue Chip Growth  Health Sciences
                                               Fund             Fund             Fund              Fund             Fund
                                         ----------------  ---------------  ---------------  ---------------- ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005                      Division 69      Division 70      Division 71      Division 72       Division 73
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    433,188,658  $    33,278,131  $    89,718,858  $    52,508,587  $    167,878,621
   Balance Due From (To) VALIC General
     Account, Net.......................          368,089           15,355           57,760          194,416            43,079
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................        1,298,049           22,666          309,189         (134,550)          445,025
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Net Assets.............................. $    434,854,796  $    33,316,152  $    90,085,807  $    52,568,453  $    168,366,725
                                         ================  ===============  ===============  ===============  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    434,242,124  $    33,308,573  $    90,069,508  $    52,559,783  $    168,307,521
   Reserves For Annuity Contracts On
     Benefit............................          612,672            7,579           16,299            8,670            59,204
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Total Contract Owner Reserves...........      434,854,796       33,316,152       90,085,807       52,568,453       168,366,725
Capital Surplus.........................               --               --               --               --                --
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    434,854,796  $    33,316,152  $    90,085,807  $    52,568,453  $    168,366,725
                                         ================  ===============  ===============  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    434,242,124  $    33,308,573  $    90,069,508  $    52,559,783  $    168,307,521
   Contracts in Payout (Annuitization)
     Period.............................          612,672            7,579           16,299            8,670            59,204
   Funds Retained in Separate Account A
     by VALIC...........................               --               --               --               --                --
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Total Net Assets........................ $    434,854,796  $    33,316,152  $    90,085,807  $    52,568,453  $    168,366,725
                                         ================  ===============  ===============  ===============  ================
Total Units Outstanding.................  273,056,237.638   36,026,213.876   71,218,775.027   63,345,517.727   154,868,876.973
                                         ================  ===============  ===============  ===============  ================
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $             --  $            --  $     2,770,203  $            --  $             --
Expenses:
   Mortality And Expense Risk Charge....        3,871,556          301,525          853,702          335,923         1,124,276
   Reimbursements Of Expenses...........         (796,042)         (62,367)        (174,450)              --                --
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Net Investment Income (Loss)............ $     (3,075,514) $      (239,158) $     2,090,951  $      (335,923) $     (1,124,276)
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $      9,318,799  $     1,308,905  $      (620,740) $     1,460,213  $      3,936,607
   Realized Gain Distributions From
     Mutual Funds.......................               --          176,191               --               --                --
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Net Realized Gains (Losses).............        9,318,799        1,485,096         (620,740)       1,460,213         3,936,607
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......       (3,302,970)      (1,955,527)         258,009         (567,706)        8,720,149
                                         ----------------  ---------------  ---------------  ---------------  ----------------
Increase (Decrease) In Net Assets From
  Operations............................ $      2,940,315  $      (709,589) $     1,728,220  $       556,584  $     11,532,480
                                         ================  ===============  ===============  ===============  ================

                                                           Valic Company I
                                          VALIC Company I     Inflation
                                               Value          Protected
                                               Fund             Fund
                                         ----------------  ---------------
STATEMENT OF NET ASSETS
As of September 30, 2005                      Division 74     Division 77
Assets:
   Investments in Shares Of Mutual
     Funds, at Fair Value............... $    142,354,532  $   14,241,495
   Balance Due From (To) VALIC General
     Account, Net.......................          498,176         174,590
   Receivable (Payable) For Mutual Fund
     Sales (Purchases)..................         (308,500)       (175,025)
                                         ----------------  --------------
Net Assets.............................. $    142,544,208  $   14,241,060
                                         ================  ==============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial
     Withdrawals with Right of
     Reinvestment)...................... $    129,991,941  $    9,100,575
   Reserves For Annuity Contracts On
     Benefit............................               --              --
                                         ----------------  --------------
Total Contract Owner Reserves...........      129,991,941       9,100,575
Capital Surplus.........................       12,552,267       5,140,485
                                         ----------------  --------------
Total Contract Owner Reserves and
  Capital Surplus....................... $    142,544,208  $   14,241,060
                                         ================  ==============
Net Assets Attributable To:
   Accumulation Units Outstanding....... $    129,991,941  $    9,100,575
   Contracts in Payout (Annuitization)
     Period.............................               --              --
   Funds Retained in Separate Account A
     by VALIC...........................       12,552,267       5,140,485
                                         ----------------  --------------
Total Net Assets........................ $    142,544,208  $   14,241,060
                                         ================  ==============
Total Units Outstanding.................  107,412,050.875   8,909,610.331
                                         ================  ==============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30,
  2005
Investment Income:
   Dividends From Mutual Funds.......... $             --  $      214,001
Expenses:
   Mortality And Expense Risk Charge....          163,621          31,740
   Reimbursements Of Expenses...........               --              --
                                         ----------------  --------------
Net Investment Income (Loss)............ $       (163,621) $      182,261
                                         ----------------  --------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale
     of Fund Shares..................... $        367,600  $       17,481
   Realized Gain Distributions From
     Mutual Funds.......................               --              --
                                         ----------------  --------------
Net Realized Gains (Losses).............          367,600          17,481
                                         ----------------  --------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period......        2,999,340          13,671
                                         ----------------  --------------
Increase (Decrease) In Net Assets From
  Operations............................ $      3,203,319  $      213,413
                                         ================  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

              Statements of Net Assets and Operations (Continued)
                                  (Unaudited)

                                                                      Valic
                                                                    Company I       AIG SunAmerica    AIG SunAmerica
                                                                  Large Capital       2010 High         2015 High
                                                                   Growth Fund      Watermark Fund    Watermark Fund
                                                                 ----------------  ----------------  ----------------
                                                                 Division 79 /(1)/ Division 80 /(2)/ Division 81 /(2)/
                                                                 ----------------  ----------------  ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual Funds, at Fair Value.........   $10,281,089     $    21,310,005   $    15,289,815
   Balance Due From (To) VALIC General Account, Net.............            --             106,075            83,357
   Receivable (Payable) For Mutual Fund Sales (Purchases).......            --            (107,667)          (84,364)
                                                                   -----------     ---------------   ---------------
Net Assets......................................................   $10,281,089     $    21,308,413   $    15,288,808
                                                                   ===========     ===============   ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals with Right
     of Reinvestment)...........................................   $        --     $    21,308,413   $    15,288,808
   Reserves For Annuity Contracts On Benefit....................            --                  --                --
                                                                   -----------     ---------------   ---------------
Total Contract Owner Reserves...................................            --          21,308,413        15,288,808
   Capital Surplus..............................................    10,281,089                  --                --
                                                                   -----------     ---------------   ---------------
Total Contract Owner Reserves and Capital Surplus...............   $10,281,089     $    21,308,413   $    15,288,808
                                                                   ===========     ===============   ===============
Net Assets Attributable To:
   Accumulation Units Outstanding...............................   $        --     $    21,308,413   $    15,288,808
   Contracts in Payout (Annuitization) Period...................            --                  --                --
   Funds Retained in Separate Account A by VALIC................    10,281,089                  --                --
                                                                   -----------     ---------------   ---------------
Total Net Assets                                                   $10,281,089     $    21,308,413   $    15,288,808
                                                                   ===========     ===============   ===============
Total Units Outstanding                                                     --      21,096,819.131    14,898,141.398
                                                                   ===========     ===============   ===============
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30, 2005
Investment Income:
   Dividends From Mutual Funds..................................   $        --     $            --   $            --
Expenses:
   Mortality And Expense Risk Charge............................            --              73,223            46,876
   Reimbursements Of Expenses...................................            --                  --                --
                                                                   -----------     ---------------   ---------------
Net Investment Income (Loss)....................................   $        --     $       (73,223)  $       (46,876)
                                                                   -----------     ---------------   ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares...........   $        --     $        16,401   $        21,121
   Realized Gain Distributions From Mutual Funds................            --                  --                --
                                                                   -----------     ---------------   ---------------
Net Realized Gains (Losses).....................................            --              16,401            21,121
                                                                   -----------     ---------------   ---------------
Net Change in Unrealized Appreciation (Depreciation) During The
  Period........................................................       200,021             345,722           335,953
                                                                   -----------     ---------------   ---------------
Increase (Decrease) In Net Assets From Operations...............   $   200,021     $       288,900   $       310,198
                                                                   ===========     ===============   ===============

                                                                                        Valic
                                                                  AIG SunAmerica      Company I
                                                                    2020 High        Mid Capital
                                                                  Watermark Fund     Growth Fund
                                                                 ----------------  ----------------
                                                                 Division 82 /(2)/ Division 83 /(3)/
                                                                 ----------------  ----------------
STATEMENT OF NET ASSETS
As of September 30, 2005
Assets:
   Investments in Shares Of Mutual Funds, at Fair Value.........  $    5,194,664     $11,151,713
   Balance Due From (To) VALIC General Account, Net.............         147,137              --
   Receivable (Payable) For Mutual Fund Sales (Purchases).......        (147,567)             --
                                                                  --------------     -----------
Net Assets......................................................  $    5,194,234     $11,151,713
                                                                  ==============     ===========
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals with Right
     of Reinvestment)...........................................  $    5,194,234     $        --
   Reserves For Annuity Contracts On Benefit....................              --              --
                                                                  --------------     -----------
Total Contract Owner Reserves...................................       5,194,234              --
   Capital Surplus..............................................              --      11,151,713
                                                                  --------------     -----------
Total Contract Owner Reserves and Capital Surplus...............  $    5,194,234     $11,151,713
                                                                  ==============     ===========
Net Assets Attributable To:
   Accumulation Units Outstanding...............................  $    5,194,234     $        --
   Contracts in Payout (Annuitization) Period...................              --              --
   Funds Retained in Separate Account A by VALIC................              --      11,151,713
                                                                  --------------     -----------
Total Net Assets                                                  $    5,194,234     $11,151,713
                                                                  ==============     ===========
Total Units Outstanding                                            5,032,416.768              --
                                                                  ==============     ===========
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30, 2005
Investment Income:
   Dividends From Mutual Funds..................................  $           --     $        --
Expenses:
   Mortality And Expense Risk Charge............................          15,235              --
   Reimbursements Of Expenses...................................              --              --
                                                                  --------------     -----------
Net Investment Income (Loss)....................................  $      (15,235)    $        --
                                                                  --------------     -----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares...........  $        6,421     $        --
   Realized Gain Distributions From Mutual Funds................              --              --
                                                                  --------------     -----------
Net Realized Gains (Losses).....................................           6,421              --
                                                                  --------------     -----------
Net Change in Unrealized Appreciation (Depreciation) During The
  Period........................................................         106,304       1,050,161
                                                                  --------------     -----------
Increase (Decrease) In Net Assets From Operations...............  $       97,490     $ 1,050,161
                                                                  ==============     ===========

/(1)/The VALIC Company I Large Capital Growth Fund changed from Division 76 to
     Division 79 January 1, 2005.

/(2)/Funds added to VALIC Separate Account A February 18, 2005.

/(3)/The VALIC Company I Large Capital Growth Fund changed from Division 76 to
     Division 83 January 1, 2005.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                       Schedule of Portfolio Investments
                              September 30, 2005
                                  (Unaudited)

                                                                         Net Asset Value    Net Asset
Underlying Fund                                 Division     Shares         Per Share         Value           Cost
---------------                                 -------- --------------- --------------- --------------- ---------------
VALIC Company I Capital Conservation Fund......    1         371,809.482     $ 9.55      $     3,550,781 $     3,546,237
VALIC Company I Money Market I Fund............    2       1,801,004.309       1.00            1,801,004       1,801,004
VALIC Company I Mid Cap Index Fund.............    4      88,491,038.933      22.98        2,033,524,075   1,651,898,360
VALIC Company I Asset Allocation Fund..........    5      13,800,550.441      12.48          172,230,870     170,254,333
VALIC Company I Money Market I Fund............    6     336,394,124.842       1.00          336,394,125     336,394,123
VALIC Company I Capital Conservation Fund......    7      10,671,055.717       9.55          101,908,582     103,113,420
VALIC Company I Government Securities Fund.....    8      11,620,283.307      10.03          116,551,442     121,758,180
VALIC Company I Stock Index Fund...............   10A      7,253,254.438      33.22          240,953,112     188,876,697
VALIC Company I Stock Index Fund...............   10B        617,215.652      33.22           20,503,904      15,929,163
VALIC Company I Stock Index Fund...............   10C    122,801,816.961      33.22        4,079,476,359   3,299,516,322
VALIC Company I Stock Index Fund...............   10D        815,922.489      33.22           27,104,945      22,393,695
VALIC Company I International Equities Fund....   11      67,582,587.968       8.50          574,451,998     492,300,319
VALIC Company I Social Awareness Fund..........   12      19,219,591.707      19.76          379,779,132     362,426,062
VALIC Company I International Government Bond
  Fund.........................................   13      11,137,374.616      13.12          146,122,355     143,237,988
VALIC Company I Small Cap Index Fund...........   14      50,473,216.045      16.44          829,779,672     708,927,576
VALIC Company I Core Equity Fund...............   15      40,627,438.536      12.62          512,718,274     576,303,601
VALIC Company I Growth & Income Fund...........   16      10,410,911.989      14.18          147,626,732     153,881,605
VALIC Company I Science & Technology Fund......   17      99,570,377.000      11.62        1,157,007,781   1,745,013,226
VALIC Company I Small Cap Fund.................   18      52,483,098.920      12.03          631,371,680     498,361,909
Templeton Global Asset Allocation Fund.........   19      19,171,261.863      20.77          398,187,109     362,368,471
VALIC Company I International Growth I Fund....   20      44,280,692.303       8.94          395,869,389     358,219,328
VALIC Company I Income & Growth Fund...........   21      22,474,195.860      10.27          230,809,991     204,345,665
Vanguard Long Term Investment Grade Fund.......   22      22,525,673.841       9.57          215,570,699     209,221,327
Vanguard Long Term Treasury Fund...............   23      28,471,435.251      11.66          331,976,935     327,662,449
Vanguard Windsor II Fund.......................   24      48,249,758.964      32.53        1,569,564,659   1,299,170,978
Vanguard Wellington Fund.......................   25      40,349,004.175      31.19        1,258,485,440   1,136,101,183
Putnam New Opportunities Fund..................   26      12,758,927.304      43.95          560,754,855     637,182,278
Putnam OTC & Emerging Growth Fund..............   27      24,941,212.842       7.64          190,550,866     182,305,688
Putnam Global Equity Fund......................   28      41,946,685.083       9.04          379,198,033     421,225,551
VALIC Company I Large Cap Growth Fund..........   30      53,076,134.665       6.55          347,648,682     427,461,470
American Century Ultra Fund....................   31      34,524,013.696      28.90          997,743,996   1,039,608,741
Templeton Foreign Fund.........................   32      46,918,928.798      13.35          626,367,699     473,291,064
VALIC Company II International Small Cap
  Equity Fund..................................   33      10,452,377.562      14.49          151,454,951     140,190,974
VALIC Company II Small Cap Growth Fund.........   35       3,462,360.927      12.31           42,621,663      35,654,709
VALIC Company II Small Cap Value Fund..........   36       6,104,630.897      15.59           95,171,196      81,067,922
VALIC Company II Mid Cap Growth Fund...........   37       6,369,377.340       7.59           48,343,574      37,111,214
VALIC Company II Mid Cap Value Fund............   38      16,270,349.429       18.2       296,120,360.00  249,422,652.00
VALIC Company II Capital Appreciation Fund.....   39       1,150,788.019       8.91        10,253,521.00    9,086,070.00

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 Schedule of Portfolio Investments (Continued)
                              September 30, 2005
                                  (Unaudited)

                                                                               Net Asset Value   Net Asset
Underlying Fund                                        Division     Shares        Per Share        Value         Cost
---------------                                        -------- -------------- --------------- ------------- -------------
VALIC Company II Large Cap Value Fund.................    40     3,755,132.364      13.95         52,384,096    46,046,387
VALIC Company II Socially Responsible Fund............    41    11,953,448.007      11.30        135,073,962   132,839,191
VALIC Company II Money Market II Fund.................    44    78,429,111.898       1.00         78,429,112    78,429,109
VALIC Company I Nasdaq-100(R) Index Fund..............    46    19,048,443.718       4.44         84,575,090    77,190,388
Janus Adviser Worldwide Fund..........................    47     1,249,447.080      28.14         35,159,441    32,287,849
VALIC Company II Aggressive Growth Lifestyle Fund.....    48     3,568,685.452      11.12         39,683,782    31,710,179
VALIC Company II Moderate Growth Lifestyle Fund.......    49     5,863,144.640      12.12         71,061,313    60,328,521
VALIC Company II Conservative Growth Lifestyle Fund...    50     2,932,501.991      10.82         31,729,672    28,717,534
Vanguard LifeStrategy Growth Fund.....................    52     3,870,331.351      20.78         80,425,485    68,729,695
Vanguard LifeStrategy Moderate Growth Fund............    53     5,420,097.557      18.39         99,675,594    88,794,491
Vanguard LifeStrategy Conservative Growth Fund........    54     2,641,136.607      15.42         40,726,326    37,916,595
Evergreen Special Values Fund.........................    55     9,707,416.049      30.00        291,222,481   230,692,146
Evergreen Fundamental Large Cap Fund..................    56     7,031,791.989      23.21        163,207,892   157,520,033
Evergreen Equity Income Fund..........................    57     1,018,976.930      23.86         24,312,790    23,504,515
VALIC Company II Core Bond Fund.......................    58     5,063,645.432       9.95         50,383,272    50,785,979
VALIC Company II Strategic Bond Fund..................    59    12,139,178.870      11.04        134,016,535   130,531,520
VALIC Company II High Yield Bond Fund.................    60     9,064,108.056       8.81         79,854,792    77,348,519
Janus Fund............................................    61     2,024,646.058      25.12         50,859,109    45,959,311
AIM Large Cap Growth Fund.............................    62     1,644,655.117      10.32         16,972,841    14,733,418
Credit Suisse Small Cap Growth Fund...................    63     2,611,038.129      20.37         53,186,847    48,822,347
MSIF Trust Mid Cap Growth Portfolio...................    64     4,096,943.158      22.97         94,106,784    73,385,578
Evergreen Special Equity Fund.........................    65     3,292,217.847      13.06         42,996,365    40,044,861
SIT Small Cap Growth Fund.............................    66     3,427,521.419      31.29        107,247,145    81,577,444
SIT Mid Cap Growth Fund...............................    67     1,916,691.704      12.37         23,709,476    18,187,436
Ariel Fund............................................    68    10,838,346.088      54.55        591,231,779   481,193,603
Ariel Appreciation Fund...............................    69     8,964,997.058      48.32        433,188,658   347,330,077
Lou Holland Growth Fund...............................    70     1,861,192.979      17.88         33,278,130    30,936,075
Dreyfus BASIC U.S. Mortgage Securities Fund...........    71     5,993,243.702      14.97         89,718,858    92,449,993
VALIC Company I Blue Chip Growth Fund.................    72     6,077,382.934       8.64         52,508,589    46,738,958
VALIC Company I Health Sciences Fund..................    73    15,444,215.363      10.87        167,878,621   139,387,351
VALIC Company I Value Fund............................    74    11,942,494.338      11.92        142,354,533   137,505,459
VALIC Company I Inflation Protected Fund..............    77     1,414,249.756      10.07         14,241,495    14,232,772
VALIC Company I Large Capital Growth Fund.............    79     1,000,105.941      10.28         10,281,089    10,001,070
AIG SunAmerica 2010 High Watermark Fund...............    80     2,033,397.402      10.48         21,310,005    20,964,283
AIG SunAmerica 2015 High Watermark Fund...............    81     1,384,947.029      11.04         15,289,815    14,953,862
AIG SunAmerica 2020 High Watermark Fund...............    82       462,982.509      11.22          5,194,664     5,088,360
VALIC Company I Mid Capital Growth Fund...............    83     1,000,153.656      11.15      11,151,713.00 10,001,555.00

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                       VALIC Company I             VALIC Company I
                                                    Capital Conservation        Capital Conservation
                                                            Fund                        Fund
                                                 --------------------------  --------------------------
                                                         Division 1                  Division 7
                                                 --------------------------  --------------------------
                                                    For the       For the       For the       For the
                                                 9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                                 September 30,  December 31, September 30,  December 31,
                                                      2005          2004          2005          2004
                                                 -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss).................   $   91,002    $  102,065   $  2,012,164  $ 2,025,309
   Net Realized Gains (Losses) From Securities
     Transactions...............................       10,425        32,790        102,782      769,648
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...........      (80,011)      (19,704)    (1,629,611)    (362,037)
                                                   ----------    ----------   ------------  -----------
Increase (Decrease) In Net Assets From
  Operations....................................       21,416       115,151        485,335    2,432,920
                                                   ----------    ----------   ------------  -----------
Principal Transactions:
   Purchase Payments............................       42,309        33,988      5,221,707    7,786,303
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,..............     (354,531)     (237,026)    (5,144,683)  (7,310,863)
   Annuity Benefit Payments.....................           --            --             --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account, Net....      (56,897)      (83,128)    18,630,188    3,676,573
   Contract Maintenance Charge..................       (2,398)       (3,930)       (15,130)     (22,383)
   Return Of Capital To VALIC...................           --            --             --           --
   Capital Contributed By VALIC.................           --            --             --           --
                                                   ----------    ----------   ------------  -----------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions................     (371,517)     (290,096)    18,692,082    4,129,630
                                                   ----------    ----------   ------------  -----------
Total Increase (Decrease) In Net Assets.........     (350,101)     (174,945)    19,177,417    6,562,550
Net Assets:
Beginning Of Period.............................    3,900,322     4,075,267     82,874,734   76,312,184
                                                   ----------    ----------   ------------  -----------
End Of Period...................................   $3,550,221    $3,900,322   $102,052,151  $82,874,734
                                                   ==========    ==========   ============  ===========

                                                       VALIC Company I
                                                     Money Market I Fund
                                                            Fund
                                                 --------------------------
                                                         Division 2
                                                 --------------------------
                                                    For the       For the
                                                 9 Months Ended  Year Ended
                                                 September 30,  December 31,
                                                      2005          2004
                                                 -------------- ------------
Operations:
   Net Investment Income (Loss).................   $   20,203    $   (4,332)
   Net Realized Gains (Losses) From Securities
     Transactions...............................           --            --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...........           --            --
                                                   ----------    ----------
Increase (Decrease) In Net Assets From
  Operations....................................       20,203        (4,332)
                                                   ----------    ----------
Principal Transactions:
   Purchase Payments............................       49,261        72,598
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,..............     (219,148)     (159,368)
   Annuity Benefit Payments.....................           --            --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account, Net....      146,909      (127,116)
   Contract Maintenance Charge..................         (880)       (1,715)
   Return Of Capital To VALIC...................           --            --
   Capital Contributed By VALIC.................           --            --
                                                   ----------    ----------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions................      (23,858)     (215,601)
                                                   ----------    ----------
Total Increase (Decrease) In Net Assets.........       (3,655)     (219,933)
Net Assets:
Beginning Of Period.............................    1,804,434     2,024,367
                                                   ----------    ----------
End Of Period...................................   $1,800,779    $1,804,434
                                                   ==========    ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                        VALIC Company I                VALIC Company I
                                                      Money Market I Fund               Mid Cap Index
                                                             Fund                           Fund
                                                 ----------------------------  ------------------------------
                                                          Division 6                     Division 4
                                                 ----------------------------  ------------------------------
                                                    For the        For the        For the         For the
                                                 9 Months Ended   Year Ended   9 Months Ended    Year Ended
                                                 September 30,   December 31,  September 30,    December 31,
                                                      2005           2004           2005            2004
                                                 -------------- -------------  --------------  --------------
Operations:
   Net Investment Income (Loss).................  $  3,734,535  $    (536,081) $      406,920  $   (2,170,818)
   Net Realized Gains (Losses) From Securities
     Transactions...............................            --             --      23,489,624      41,593,179
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...........            --             --     124,542,814     189,733,532
                                                  ------------  -------------  --------------  --------------
Increase (Decrease) In Net Assets From
  Operations....................................     3,734,535       (536,081)    148,439,358     229,155,893
                                                  ------------  -------------  --------------  --------------
Principal Transactions:
   Purchase Payments............................   109,709,031    146,268,019     160,961,577     206,166,999
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals...............   (43,289,784)   (70,411,586)    (97,373,112)   (118,542,391)
   Annuity Benefit Payments.....................        (1,466)        (1,481)        (72,660)        (74,789)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account, Net....   (65,176,406)  (123,904,222)     10,459,395      85,001,622
   Contract Maintenance Charge..................      (112,005)      (141,707)       (345,809)       (418,084)
   Return Of Capital To VALIC...................            --             --              --              --
   Capital Contributed By VALIC.................            --             --              --              --
                                                  ------------  -------------  --------------  --------------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions................     1,129,370    (48,190,977)     73,629,391     172,133,357
                                                  ------------  -------------  --------------  --------------
Total Increase (Decrease) In Net Assets.........     4,863,905    (48,727,058)    222,068,749     401,289,250
Net Assets:
Beginning Of Period.............................   331,737,520    380,464,578   1,814,248,955   1,412,959,705
                                                  ------------  -------------  --------------  --------------
End Of Period...................................  $336,601,425  $ 331,737,520  $2,036,317,704  $1,814,248,955
                                                  ============  =============  ==============  ==============

                                                       VALIC Company I
                                                       Asset Allocation
                                                             Fund
                                                 ---------------------------
                                                          Division 5
                                                 ---------------------------
                                                    For the       For the
                                                 9 Months Ended  Year Ended
                                                 September 30,  December 31,
                                                      2005          2004
                                                 -------------- ------------
Operations:
   Net Investment Income (Loss).................  $  1,940,311  $  1,638,189
   Net Realized Gains (Losses) From Securities
     Transactions...............................       667,758     7,640,581
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...........      (495,178)    4,847,027
                                                  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations....................................     2,112,891    14,125,797
                                                  ------------  ------------
Principal Transactions:
   Purchase Payments............................     8,402,571    11,962,141
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals...............   (11,754,266)  (16,213,015)
   Annuity Benefit Payments.....................       (17,336)      (22,427)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account, Net....   (25,615,882)    9,690,956
   Contract Maintenance Charge..................       (37,780)      (56,915)
   Return Of Capital To VALIC...................            --            --
   Capital Contributed By VALIC.................            --            --
                                                  ------------  ------------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions................   (29,022,693)    5,360,740
                                                  ------------  ------------
Total Increase (Decrease) In Net Assets.........   (26,909,802)   19,486,537
Net Assets:
Beginning Of Period.............................   199,175,885   179,689,348
                                                  ------------  ------------
End Of Period...................................  $172,266,083  $199,175,885
                                                  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                              VALIC Company I              VALIC Company I
                                                           Government Securities             Stock Index
                                                                    Fund                         Fund
                                                        ---------------------------  ---------------------------
                                                                 Division 8                  Division 10A
                                                        ---------------------------  ---------------------------
                                                           For the       For the        For the       For the
                                                        9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                                        September 30,  December 31,  September 30,  December 31,
                                                             2005          2004           2005          2004
                                                        -------------- ------------  -------------- ------------
Operations:
   Net Investment Income (Loss)........................  $  2,092,602  $  2,414,391   $    883,824  $  1,439,705
   Net Realized Gains (Losses) From Securities
     Transactions......................................    (1,066,766)   (2,041,678)     4,884,976     9,164,495
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..................       506,479     2,692,425     (1,782,335)   11,943,148
                                                         ------------  ------------   ------------  ------------
Increase (Decrease) In Net Assets From Operations......     1,532,315     3,065,138      3,986,465    22,547,348
                                                         ------------  ------------   ------------  ------------
Principal Transactions:
   Purchase Payments...................................     6,965,897    13,653,241          4,247     1,966,085
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals...................................    (8,596,302)  (13,376,387)   (15,472,020)  (24,080,656)
   Annuity Benefit Payments............................       (34,107)       (3,199)      (556,236)     (802,438)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net........................    (8,028,270)  (19,747,858)    (3,840,789)   (2,933,712)
   Contract Maintenance Charge.........................       (29,411)      (46,369)            --            --
   Return Of Capital To VALIC..........................            --            --             --            --
   Capital Contributed By VALIC........................            --            --             --            --
                                                         ------------  ------------   ------------  ------------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions............................    (9,722,193)  (19,520,572)   (19,864,798)  (25,850,721)
                                                         ------------  ------------   ------------  ------------
Total Increase (Decrease) In Net Assets................    (8,189,878)  (16,455,434)   (15,878,333)   (3,303,373)
Net Assets:
Beginning Of Period....................................   124,934,334   141,389,768    256,839,514   260,142,887
                                                         ------------  ------------   ------------  ------------
End Of Period..........................................  $116,744,456  $124,934,334   $240,961,181  $256,839,514
                                                         ============  ============   ============  ============

                                                              VALIC Company I
                                                                Stock Index
                                                                   Fund
                                                        --------------------------
                                                               Division 10B
                                                        --------------------------
                                                           For the       For the
                                                        9 Months Ended  Year Ended
                                                        September 30,  December 31,
                                                             2005          2004
                                                        -------------- ------------
Operations:
   Net Investment Income (Loss)........................  $   166,465   $   255,225
   Net Realized Gains (Losses) From Securities
     Transactions......................................      471,672       559,528
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..................     (198,694)    1,231,300
                                                         -----------   -----------
Increase (Decrease) In Net Assets From Operations......      439,443     2,046,053
                                                         -----------   -----------
Principal Transactions:
   Purchase Payments...................................      (51,998)        4,744
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals...................................   (1,663,237)   (1,351,281)
   Annuity Benefit Payments............................      (84,685)     (126,126)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net........................     (167,600)     (141,130)
   Contract Maintenance Charge.........................           --            --
   Return Of Capital To VALIC..........................           --            --
   Capital Contributed By VALIC........................           --            --
                                                         -----------   -----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions............................   (1,967,520)   (1,613,793)
                                                         -----------   -----------
Total Increase (Decrease) In Net Assets................   (1,528,077)      432,260
Net Assets:
Beginning Of Period....................................   22,050,561    21,618,301
                                                         -----------   -----------
End Of Period..........................................  $20,522,484   $22,050,561
                                                         ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                 VALIC Company I               VALIC Company I             VALIC Company I
                                                   Stock Index                   Stock Index            International Equities
                                                      Fund                          Fund                         Fund
                                         ------------------------------  --------------------------  ---------------------------
                                                  Division 10C                  Division 10D                 Division 11
                                         ------------------------------  --------------------------  ---------------------------
                                            For the         For the         For the       For the       For the       For the
                                         9 Months Ended    Year Ended    9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                         September 30,    December 31,   September 30,  December 31, September 30,  December 31,
                                              2005            2004            2005          2004          2005          2004
                                         --------------  --------------  -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss)......... $   15,434,587  $   22,927,114   $   100,104   $   161,749   $  4,217,688  $    998,490
   Net Realized Gains (Losses) From
     Securities Transactions............     52,135,161     111,945,587       470,869       725,808     19,352,813     6,934,037
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................      2,728,965     211,968,306      (125,055)    1,665,575     28,557,305    38,429,074
                                         --------------  --------------   -----------   -----------   ------------  ------------
Increase (Decrease) In Net Assets From
  Operations............................     70,298,713     346,841,007       445,918     2,553,132     52,127,806    46,361,601
                                         --------------  --------------   -----------   -----------   ------------  ------------
Principal Transactions:
   Purchase Payments....................    270,137,859     370,497,521       (50,391)      273,154     77,287,362    50,139,389
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals.......   (240,098,573)   (325,178,291)   (1,884,899)   (2,149,698)   (21,681,078)  (13,469,856)
   Annuity Benefit Payments.............       (256,102)       (333,718)      (10,750)      (13,540)        (9,584)      (10,902)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net.......................    (44,818,558)    (43,029,179)     (645,320)     (247,677)    89,759,045   173,027,674
   Contract Maintenance Charge..........       (884,257)     (1,254,816)       (8,178)      (13,670)       (86,218)      (73,385)
   Return Of Capital To VALIC...........             --              --            --            --             --            --
   Capital Contributed By VALIC.........             --              --            --            --             --            --
                                         --------------  --------------   -----------   -----------   ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................    (15,919,631)        701,517    (2,599,538)   (2,151,431)   145,269,527   209,612,920
                                         --------------  --------------   -----------   -----------   ------------  ------------
Total Increase (Decrease) In
  Net Assets............................     54,379,082     347,542,524    (2,153,620)      401,701    197,397,333   255,974,521
Net Assets:
Beginning Of Period.....................  4,033,548,380   3,686,005,856    29,256,422    28,854,721    377,853,305   121,878,784
                                         --------------  --------------   -----------   -----------   ------------  ------------
End Of Period........................... $4,087,927,462  $4,033,548,380   $27,102,802   $29,256,422   $575,250,638  $377,853,305
                                         ==============  ==============   ===========   ===========   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                               VALIC Company I              VALIC Company I              VALIC Company I
                                               Social Awareness          Int'l Government Bond           Small Cap Index
                                                     Fund                         Fund                         Fund
                                         ---------------------------  ---------------------------  ---------------------------
                                                 Division 12                  Division 13                  Division 14
                                         ---------------------------  ---------------------------  ---------------------------
                                            For the       For the        For the       For the        For the       For the
                                         9 Months Ended  Year Ended   9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                         September 30,  December 31,  September 30,  December 31,  September 30,  December 31,
                                              2005          2004           2005          2004           2005          2004
                                         -------------- ------------  -------------- ------------  -------------- ------------
Operations:
   Net Investment Income (Loss).........  $    457,791  $  1,039,609   $  2,662,799  $  6,121,836   $    (32,439) $   (686,390)
   Net Realized Gains (Losses) From
     Securities Transactions............       170,832    (2,753,830)     1,755,037    18,295,335     10,850,640     5,481,842
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................       669,710    40,100,566     (6,103,623)  (10,898,600)    13,763,375    82,300,912
                                          ------------  ------------   ------------  ------------   ------------  ------------
Increase (Decrease) In Net Assets From
  Operations............................     1,298,333    38,386,345     (1,685,787)   13,518,571     24,581,576    87,096,364
                                          ------------  ------------   ------------  ------------   ------------  ------------
Principal Transactions:
   Purchase Payments....................    19,381,144    35,797,003      7,641,651    12,355,921     87,942,865    89,811,244
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals.......   (22,089,906)  (27,650,336)    (9,049,442)  (12,110,148)   (34,230,652)  (35,987,965)
   Annuity Benefit Payments.............       (14,361)      (19,225)        (3,005)       (3,632)       (21,770)      (26,187)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net.......................   (33,040,369)  (29,261,620)    (6,290,545)  (10,695,362)    99,541,538    95,905,952
   Contract Maintenance Charge..........      (108,904)     (173,080)       (35,630)      (51,969)      (161,577)     (170,218)
   Return Of Capital To VALIC...........            --            --             --            --             --            --
   Capital Contributed By VALIC.........            --            --             --            --             --            --
                                          ------------  ------------   ------------  ------------   ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................   (35,872,396)  (21,307,258)    (7,736,971)  (10,505,190)   153,070,404   149,532,826
                                          ------------  ------------   ------------  ------------   ------------  ------------
Total Increase (Decrease) In
  Net Assets............................   (34,574,063)   17,079,087     (9,422,758)    3,013,381    177,651,980   236,629,190
Net Assets:
Beginning Of Period.....................   415,424,533   398,345,446    155,649,201   152,635,820    653,339,109   416,709,919
                                          ------------  ------------   ------------  ------------   ------------  ------------
End Of Period...........................  $380,850,470  $415,424,533   $146,226,443  $155,649,201   $830,991,089  $653,339,109
                                          ============  ============   ============  ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                               VALIC Company I              VALIC Company I
                                                 Core Equity                Growth & Income
                                                     Fund                         Fund
                                         ---------------------------  ---------------------------
                                                 Division 15                  Division 16
                                         ---------------------------  ---------------------------
                                            For the       For the        For the       For the
                                         9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                         September 30,  December 31,  September 30,  December 31,
                                              2005          2004           2005          2004
                                         -------------- ------------  -------------- ------------
Operations:
   Net Investment Income (Loss).........  $    356,536  $  1,176,149   $    323,104  $    (57,033)
   Net Realized Gains (Losses) From
     Securities Transactions............   (18,830,321)  (29,967,264)    (2,200,388)   (8,431,658)
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................    24,624,296    68,207,193      1,821,091    23,802,379
                                          ------------  ------------   ------------  ------------
Increase (Decrease) In Net Assets From
  Operations............................     6,150,511    39,416,078        (56,193)   15,313,688
                                          ------------  ------------   ------------  ------------
Principal Transactions:
   Purchase Payments....................    14,659,119    33,232,093      4,716,727    11,148,802
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals.......   (36,352,795)  (46,523,912)   (10,300,383)  (15,339,904)
   Annuity Benefit Payments.............       (20,906)      (26,762)        (5,217)       (8,757)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net.......................   (60,640,044)  (61,060,381)   (14,715,920)  (29,097,511)
   Contract Maintenance Charge..........      (141,680)     (220,476)       (35,697)      (55,954)
   Return Of Capital To VALIC...........            --            --             --            --
   Capital Contributed By VALIC.........            --            --             --            --
                                          ------------  ------------   ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................   (82,496,306)  (74,599,438)   (20,340,490)  (33,353,324)
                                          ------------  ------------   ------------  ------------
Total Increase (Decrease) In
  Net Assets............................   (76,345,795)  (35,183,360)   (20,396,683)  (18,039,636)
Net Assets:
Beginning Of Period.....................   590,342,911   625,526,271    168,266,737   186,306,373
                                          ------------  ------------   ------------  ------------
End Of Period...........................  $513,997,116  $590,342,911   $147,870,054  $168,266,737
                                          ============  ============   ============  ============

                                                 VALIC Company I
                                              Science & Technology
                                                      Fund
                                         ------------------------------
                                                   Division 17
                                         ------------------------------
                                            For the         For the
                                         9 Months Ended    Year Ended
                                         September 30,    December 31,
                                              2005            2004
                                         --------------  --------------
Operations:
   Net Investment Income (Loss)......... $   (8,613,134) $  (13,185,321)
   Net Realized Gains (Losses) From
     Securities Transactions............   (185,447,210)   (242,703,729)
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................    198,978,832     244,722,707
                                         --------------  --------------
Increase (Decrease) In Net Assets From
  Operations............................      4,918,488     (11,166,343)
                                         --------------  --------------
Principal Transactions:
   Purchase Payments....................     65,248,065     134,626,527
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals.......    (73,905,300)   (105,817,592)
   Annuity Benefit Payments.............        (28,181)        (36,703)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net.......................   (172,849,534)   (170,687,171)
   Contract Maintenance Charge..........       (464,091)       (739,923)
   Return Of Capital To VALIC...........             --              --
   Capital Contributed By VALIC.........             --              --
                                         --------------  --------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................   (181,999,041)   (142,654,862)
                                         --------------  --------------
Total Increase (Decrease) In
  Net Assets............................   (177,080,553)   (153,821,205)
Net Assets:
Beginning Of Period.....................  1,336,651,387   1,490,472,592
                                         --------------  --------------
End Of Period........................... $1,159,570,834  $1,336,651,387
                                         ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                        VALIC Company I            Templeton Global             VALIC Company I
                                        Small Cap Fund           Asset Allocation Fund    International Growth I Fund
                                  --------------------------  --------------------------  --------------------------
                                          Division 18                 Division 19                 Division 20
                                  --------------------------  --------------------------  --------------------------
                                    For the 9   For the Year    For the 9   For the Year    For the 9   For the Year
                                  Months Ended     Ended      Months Ended     Ended      Months Ended     Ended
                                  September 30, December 31,  September 30, December 31,  September 30, December 31,
                                      2005          2004          2005          2004          2005          2004
                                  ------------- ------------  ------------- ------------  ------------- ------------
Operations:
   Net Investment Income
     (Loss)...................... $ (4,548,560) $ (6,029,901) $ 11,719,318  $  5,584,025  $  1,928,392  $ (1,460,294)
   Net Realized Gains (Losses)
     From Securities
     Transactions................   14,318,546     8,424,906     4,406,479     8,367,066     1,220,125    (4,874,523)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........   21,867,449   100,713,668   (10,011,555)   33,424,891    22,796,416    59,383,851
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................   31,637,435   103,108,673     6,114,242    47,375,982    25,944,933    53,049,034
                                  ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.............   19,187,038    37,219,875    35,649,610    43,170,658    14,577,783    25,978,651
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................  (41,177,679)  (81,262,501)  (21,500,316)  (57,606,269)  (25,183,468)  (50,068,409)
   Annuity Benefit Payments......      (18,162)      (29,757)      (48,431)      (30,922)      (15,921)      (19,489)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (43,195,310)  (45,306,628)    2,910,912     8,610,783   (28,054,254)  (26,673,469)
   Contract Maintenance
     Charge......................     (123,938)     (185,208)      (79,757)     (100,858)      (90,801)     (137,011)
   Return Of Capital To
     VALIC.......................           --            --            --            --            --            --
   Capital Contributed By
     VALIC.......................           --            --            --            --            --            --
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (65,328,051)  (89,564,219)   16,932,018    (5,956,608)  (38,766,661)  (50,919,727)
                                  ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (33,690,616)   13,544,454    23,046,260    41,419,374   (12,821,728)    2,129,307

Net Assets:
Beginning Of Period..............  666,347,926   652,803,472   375,998,187   334,578,813   409,506,124   407,376,817
                                  ------------  ------------  ------------  ------------  ------------  ------------
End Of Period.................... $632,657,310  $666,347,926  $399,044,447  $375,998,187  $396,684,396  $409,506,124
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                                       Vanguard                    Vanguard
                                        VALIC Company I       Long-Term Investment Grade           Long-Term
                                     Income & Growth Fund              Fund Fund                 Treasury Fund
                                  --------------------------  --------------------------  --------------------------
                                          Division 21                 Division 22                 Division 23
                                  --------------------------  --------------------------  --------------------------
                                    For the 9   For the Year    For the 9   For the Year    For the 9   For the Year
                                  Months Ended     Ended      Months Ended     Ended      Months Ended     Ended
                                  September 30, December 31,  September 30, December 31,  September 30, December 31,
                                      2005          2004          2005          2004          2005          2004
                                  ------------- ------------  ------------- ------------  ------------- ------------
Operations:
   Net Investment Income
     (Loss)...................... $  1,462,854  $  1,969,587  $  6,753,915  $  8,474,575  $  9,109,681  $ 11,997,898
   Net Realized Gains (Losses)
     From Securities
     Transactions................    3,597,079     1,804,983     2,248,076     1,608,930     2,340,327     3,976,172
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    3,122,020    22,503,671    (2,124,151)    3,816,478     1,974,367     1,404,477
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................    8,181,953    26,278,241     6,877,840    13,899,983    13,424,375    17,378,547
                                  ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.............    3,176,753    18,560,421    21,547,929    31,548,961    28,946,910    45,991,986
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................  (14,312,930)  (20,649,787)  (14,075,293)  (20,656,102)  (19,445,757)  (29,383,746)
   Annuity Benefit Payments......       (4,623)       (5,798)       (4,386)       (5,555)       (2,435)       (3,352)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (11,947,917)  (12,283,998)    4,726,119   (14,729,182)   13,175,426   (52,309,963)
   Contract Maintenance
     Charge......................      (54,266)      (80,425)      (46,336)      (64,564)      (77,412)     (113,518)
   Return Of Capital To
     VALIC.......................           --            --            --            --            --            --
   Capital Contributed By
     VALIC.......................           --            --            --            --            --            --
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (23,142,983)  (14,459,587)   12,148,033    (3,906,442)   22,596,732   (35,818,593)
                                  ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (14,961,030)   11,818,654    19,025,873     9,993,541    36,021,107   (18,440,046)
Net Assets:
Beginning Of Period..............  246,949,848   235,131,194   196,998,855   187,005,314   296,838,827   315,278,873
                                  ------------  ------------  ------------  ------------  ------------  ------------
End Of Period.................... $231,988,818  $246,949,848  $216,024,728  $196,998,855  $332,859,934  $296,838,827
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                        Vanguard                        Vanguard                        Putnam
                                     Windsor II Fund                 Wellington Fund            New Opportunities Fund
                             ------------------------------  ------------------------------  ---------------------------
                                       Division 24                     Division 25                   Division 26
                             ------------------------------  ------------------------------  ---------------------------
                                For the 9     For the Year      For the 9     For the Year     For the 9    For the Year
                              Months Ended       Ended        Months Ended       Ended       Months Ended      Ended
                              September 30,   December 31,    September 30,   December 31,   September 30,  December 31,
                                  2005            2004            2005            2004           2005           2004
                             --------------  --------------  --------------  --------------  ------------- -------------
Operations:
   Net Investment Income
     (Loss)................. $    1,889,414  $   10,704,038  $   13,769,381  $   18,409,689  $ (4,066,572) $  (5,933,700)
   Net Realized Gains
     (Losses) From
     Securities
     Transactions...........     12,154,430       8,348,689       8,043,049      39,246,665   (28,909,349)   (59,608,427)
   Net Change In
     Unrealized
     Appreciation
     (Depreciation)
     During The
     Period.................     73,018,867     172,994,467      32,232,072      42,461,693    59,634,182    118,327,705
                             --------------  --------------  --------------  --------------  ------------  -------------
Increase (Decrease) In Net
  Assets From
  Operations................     87,062,711     192,047,194      54,044,502     100,118,047    26,658,261     52,785,578
                             --------------  --------------  --------------  --------------  ------------  -------------
Principal Transactions:
   Purchase Payments........    140,786,913     166,303,770     121,923,973     169,655,567    21,069,437     61,755,767
   Surrenders Of
     Accumulation Units
     By Terminations
     And Withdrawals........    (91,928,905)   (119,355,377)    (76,127,863)    (97,507,859)  (38,239,783)   (79,884,798)
   Annuity Benefit
     Payments...............        (24,126)        (26,056)        (37,712)        (46,643)       (5,140)        (7,119)
   Amounts Transferred
     From (To) Other
     Divisions Or VALIC
     General Account,
     Net....................     57,685,613      35,955,075      10,709,282      20,131,904   (73,054,549)   (91,786,437)
   Contract Maintenance
     Charge.................       (292,814)       (383,403)       (265,557)       (346,999)     (188,700)      (300,312)
   Return Of Capital To
     VALIC..................             --              --              --              --            --             --
   Capital Contributed By
     VALIC..................             --              --              --              --            --             --
                             --------------  --------------  --------------  --------------  ------------  -------------
   Increase (Decrease) In
     Net Assets Resulting
     From Principal
     Transactions...........    106,226,681      82,494,009      56,202,123      91,885,970   (90,418,735)  (110,222,899)
                             --------------  --------------  --------------  --------------  ------------  -------------
Total Increase (Decrease) In
  Net Assets................    193,289,392     274,541,203     110,246,625     192,004,017   (63,760,474)   (57,437,321)

Net Assets:
Beginning Of Period.........  1,380,814,903   1,106,273,700   1,152,014,050     960,010,033   626,704,063    684,141,384
                             --------------  --------------  --------------  --------------  ------------  -------------
End Of Period............... $1,574,104,295  $1,380,814,903  $1,262,260,675  $1,152,014,050  $562,943,589  $ 626,704,063
                             ==============  ==============  ==============  ==============  ============  =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                           Putnam OTC                     Putnam                  VALIC Company I
                                     & Emerging Growth Fund         Global Equity Fund         Large Cap Growth Fund
                                  ---------------------------  ---------------------------  ---------------------------
                                          Division 27                  Division 28                  Division 30
                                  ---------------------------  ---------------------------  ---------------------------
                                     For the       For the        For the       For the        For the       For the
                                  9 Months Ended  Year Ended   9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                  September 30,  December 31,  September 30,  December 31,  September 30,  December 31,
                                       2005          2004           2005          2004           2005          2004
                                  -------------- ------------  -------------- ------------  -------------- ------------
Operations:
   Net Investment Income
     (Loss)......................  $ (1,412,974) $ (2,078,230)  $ (2,663,833) $ (2,691,914)  $   (699,617) $ (4,097,918)
   Net Realized Gains (Losses)
     From Securities
     Transactions................   (19,131,031)  (21,710,423)   (17,874,985)  (35,529,147)   (20,231,923)  (30,295,237)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    25,997,247    37,184,103     42,821,269    83,140,776     17,627,039    51,231,243
                                   ------------  ------------   ------------  ------------   ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................     5,453,242    13,395,450     22,282,451    44,919,715     (3,304,501)   16,838,088
                                   ------------  ------------   ------------  ------------   ------------  ------------
Principal Transactions:
   Purchase Payments.............    11,858,377    24,033,989     21,696,417    40,229,161     10,690,078    38,543,382
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (11,515,915)  (16,714,689)   (23,001,729)  (39,126,245)   (27,036,118)  (59,469,543)
   Annuity Benefit Payments......        (1,318)       (1,715)        (4,047)       (4,247)        (2,838)       (2,363)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (29,618,938)  (35,786,217)   (34,191,105)  (54,772,274)   (48,525,622)  (57,826,468)
   Contract Maintenance
     Charge......................       (93,607)     (150,455)      (109,567)     (171,875)      (140,576)     (221,293)
   Return Of Capital To
     VALIC.......................            --            --             --            --             --            --
   Capital Contributed By
     VALIC.......................            --            --             --            --             --            --
                                   ------------  ------------   ------------  ------------   ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   (29,371,401)  (28,619,087)   (35,610,031)  (53,845,480)   (65,015,076)  (78,976,285)
                                   ------------  ------------   ------------  ------------   ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................   (23,918,159)  (15,223,637)   (13,327,580)   (8,925,765)   (68,319,577)  (62,138,197)
Net Assets:
Beginning Of Period..............   215,262,455   230,486,092    394,179,703   403,105,468    417,343,754   479,481,951
                                   ------------  ------------   ------------  ------------   ------------  ------------
End Of Period....................  $191,344,296  $215,262,455   $380,852,123  $394,179,703   $349,024,177  $417,343,754
                                   ============  ============   ============  ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                                                                    VALIC Company II
                                             American                      Templeton             International Small Cap
                                        Century Ultra Fund                Foreign Fund                 Equity Fund
                                  ------------------------------  ---------------------------  --------------------------
                                            Division 31                   Division 32                  Division 33
                                  ------------------------------  ---------------------------  --------------------------
                                     For the         For the         For the       For the        For the       For the
                                  9 Months Ended    Year Ended    9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                  September 30,    December 31,   September 30,  December 31,  September 30,  December 31,
                                       2005            2004            2005          2004           2005          2004
                                  --------------  --------------  -------------- ------------  -------------- ------------
Operations:
   Net Investment Income
     (Loss)...................... $   (7,748,705) $  (10,752,300)  $ (4,102,297) $  5,228,515   $   (295,520) $   152,593
   Net Realized Gains (Losses)
     From Securities
     Transactions................    (17,931,155)    (24,299,403)    10,719,119    11,247,596      2,073,572    1,360,552
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period..................     (5,925,651)    134,900,035     38,719,986    62,155,951      7,396,702    2,356,920
                                  --------------  --------------   ------------  ------------   ------------  -----------
Increase (Decrease) In Net Assets
  From Operations................    (31,605,511)     99,848,332     45,336,808    78,632,062      9,174,754    3,870,065
                                  --------------  --------------   ------------  ------------   ------------  -----------
Principal Transactions:
   Purchase Payments.............     73,326,843     133,522,281     46,105,545    61,124,482      7,503,845    5,028,837
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals.............    (61,909,528)    (89,415,087)   (32,910,082)  (35,554,977)    (2,755,884)  (2,968,230)
   Annuity Benefit
     Payments....................        (19,930)        (26,567)        (4,600)       (4,206)          (335)          --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (107,987,223)    (97,848,823)    19,245,509     5,131,154    113,019,798   (3,208,750)
   Contract Maintenance
     Charge......................       (305,547)       (467,748)      (116,157)     (149,412)       (27,629)     (11,324)
   Return Of Capital To
     VALIC.......................             --              --             --            --             --   (7,702,705)
   Capital Contributed By
     VALIC.......................             --              --             --            --             --           --
                                  --------------  --------------   ------------  ------------   ------------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    (96,895,385)    (54,235,944)    32,320,215    30,547,041    117,739,795   (8,862,172)
                                  --------------  --------------   ------------  ------------   ------------  -----------
Total Increase (Decrease) In Net
  Assets.........................   (128,500,896)     45,612,388     77,657,023   109,179,103    126,914,549   (4,992,107)
Net Assets:
Beginning Of Period..............  1,128,828,243   1,083,215,855    551,047,401   441,868,298     24,887,809   29,879,916
                                  --------------  --------------   ------------  ------------   ------------  -----------
End Of Period.................... $1,000,327,347  $1,128,828,243   $628,704,424  $551,047,401   $151,802,358  $24,887,809
                                  ==============  ==============   ============  ============   ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                            VALIC Company II            VALIC Company II            VALIC Company II
                                         Small Cap Growth Fund        Small Cap Value Fund         Mid Cap Growth Fund
                                      ---------------------------  --------------------------  --------------------------
                                              Division 35                  Division 36                 Division 37
                                      ---------------------------  --------------------------  --------------------------
                                         For the       For the        For the       For the       For the       For the
                                      9 Months Ended  Year Ended   9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                      September 30,  December 31,  September 30,  December 31, September 30,  December 31,
                                           2005          2004           2005          2004          2005          2004
                                      -------------- ------------  -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss)......  $  (212,795)  $   (264,013)  $    36,751   $     4,123   $  (247,648)  $  (317,825)
   Net Realized Gains (Losses)
     From Securities
     Transactions....................    2,095,361        508,014     5,137,775     9,520,466     1,407,975    (1,202,550)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...............     (810,043)     3,727,562      (845,627)    4,010,059     2,220,095     6,638,085
                                       -----------   ------------   -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets
  From Operations....................    1,072,523      3,971,563     4,328,899    13,534,648     3,380,422     5,117,710
                                       -----------   ------------   -----------   -----------   -----------   -----------
Principal Transactions:
   Purchase Payments.................    4,491,492      7,344,941    11,158,669    13,168,000     4,167,358     7,904,773
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.....................   (2,984,021)   (10,404,616)   (5,493,271)   (7,107,048)   (2,928,000)   (4,459,526)
   Annuity Benefit Payments..........         (250)          (240)       (1,963)       (2,589)           --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net............   (2,376,450)      (945,931)   (6,854,740)   14,439,116    (4,391,937)   (4,585,703)
   Contract Maintenance Charge.......       (9,326)       (13,300)      (18,559)      (23,654)      (10,895)      (17,036)
   Return Of Capital To VALIC........           --     (4,864,345)           --    (6,853,203)           --    (3,807,741)
   Capital Contributed By
     VALIC...........................           --             --            --            --            --            --
                                       -----------   ------------   -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions....................     (878,555)    (8,883,491)   (1,209,864)   13,620,622    (3,163,474)   (4,965,233)
                                       -----------   ------------   -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net
  Assets.............................      193,968     (4,911,928)    3,119,035    27,155,270       216,948       152,477
Net Assets:
Beginning Of Period..................   42,538,518     47,450,446    92,174,373    65,019,103    48,181,803    48,029,326
                                       -----------   ------------   -----------   -----------   -----------   -----------
End Of Period........................  $42,732,486   $ 42,538,518   $95,293,408   $92,174,373   $48,398,751   $48,181,803
                                       ===========   ============   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                        VALIC Company II             VALIC Company II            VALIC Company II
                                         Mid Cap Value             Capital Appreciation           Large Cap Value
                                              Fund                         Fund                        Fund
                                  ---------------------------  ---------------------------  --------------------------
                                          Division 38                  Division 39                  Division 40
                                  ---------------------------  ---------------------------  --------------------------
                                     For the       For the        For the       For the        For the       For the
                                  9 Months Ended  Year Ended   9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                  September 30,  December 31,  September 30,  December 31,  September 30,  December 31,
                                       2005          2004           2005          2004           2005          2004
                                  -------------- ------------  -------------- ------------  -------------- ------------
Operations:
   Net Investment Income
     (Loss)......................  $ (1,387,296) $   (989,117)  $   (49,262)  $    (34,862)  $    55,666   $   269,060
   Net Realized Gains (Losses)
     From Securities
     Transactions................     4,187,798    27,677,681       154,112     (1,947,408)    1,755,241     5,149,957
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    10,686,671     3,593,344      (201,800)     2,994,564     1,212,087        37,045
                                   ------------  ------------   -----------   ------------   -----------   -----------
Increase (Decrease) In Net Assets
  From Operations................    13,487,173    30,281,908       (96,950)     1,012,294     3,022,994     5,456,062
                                   ------------  ------------   -----------   ------------   -----------   -----------
Principal Transactions:
   Purchase Payments.............    36,638,750    44,523,636       905,775      1,755,805     3,610,021     7,514,254
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (15,040,093)  (22,490,566)   (2,321,923)    (9,534,748)   (2,881,119)   (5,510,696)
   Annuity Benefit Payments......        (3,894)       (3,963)           --             --            --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net........    20,908,266    28,866,064      (715,209)      (782,577)    2,745,740     1,429,820
   Contract Maintenance
     Charge......................       (53,743)      (63,026)       (1,779)        (2,693)       (8,657)      (11,257)
   Return Of Capital To VALIC....            --    (5,892,692)           --     (2,068,643)           --    (3,361,678)
   Capital Contributed By
     VALIC.......................            --            --            --             --            --            --
                                   ------------  ------------   -----------   ------------   -----------   -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    42,449,286    44,939,453    (2,133,136)   (10,632,856)    3,465,985        60,443
                                   ------------  ------------   -----------   ------------   -----------   -----------
Total Increase (Decrease) In Net
  Assets.........................    55,936,459    75,221,361    (2,230,086)    (9,620,562)    6,488,979     5,516,505
Net Assets:
Beginning Of Period..............   240,734,545   165,513,184    12,572,122     22,192,684    46,005,315    40,488,810
                                   ------------  ------------   -----------   ------------   -----------   -----------
End Of Period....................  $296,671,004  $240,734,545   $10,342,036   $ 12,572,122   $52,494,294   $46,005,315
                                   ============  ============   ===========   ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                           VALIC Company II             VALIC Company II             VALIC Company I
                                         Socially Responsible           Money Market II                  Growth
                                                 Fund                         Fund                        Fund
                                      --------------------------  ---------------------------  --------------------------
                                              Division 41                 Division 44               Division 45 /(1)/
                                      --------------------------  ---------------------------  --------------------------
                                         For the       For the       For the       For the        For the       For the
                                      9 Months Ended  Year Ended  9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                      September 30,  December 31, September 30,  December 31,  September 30,  December 31,
                                           2005          2004          2005          2004           2005          2004
                                      -------------- ------------ -------------- ------------  -------------- ------------
Operations:
   Net Investment Income (Loss)......  $    346,473  $   250,669   $    954,251  $     84,356       $--       $   (11,222)
   Net Realized Gains (Losses) From
     Securities Transactions.........     3,109,058     (405,851)            (1)           (1)       --            27,231
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...............    (1,819,960)   4,360,830              1             1        --          (144,627)
                                       ------------  -----------   ------------  ------------       ---       -----------
Increase (Decrease) In Net Assets
  From Operations....................     1,635,571    4,205,648        954,251        84,356        --          (128,618)
                                       ------------  -----------   ------------  ------------       ---       -----------
Principal Transactions:
   Purchase Payments.................    27,811,385   11,727,609     29,311,641    41,949,848        --           228,946
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.....................    (4,986,133)  (3,011,792)   (10,409,858)  (18,967,055)       --          (354,784)
   Annuity Benefit Payments..........            --           --         (3,181)       (4,378)       --                --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net............    17,024,508   71,694,810     (7,590,417)  (28,061,559)       --        (1,673,764)
   Contract Maintenance Charge.......       (51,220)     (27,867)       (11,792)      (15,267)       --              (483)
   Return Of Capital To VALIC........            --   (5,310,126)            --    (2,929,043)       --                --
   Capital Contributed By VALIC......            --           --             --            --        --                --
                                       ------------  -----------   ------------  ------------       ---       -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions....................    39,798,540   75,072,634     11,296,393    (8,027,454)       --        (1,800,085)
                                       ------------  -----------   ------------  ------------       ---       -----------
Total Increase (Decrease) In Net
  Assets.............................    41,434,111   79,278,282     12,250,644    (7,943,098)       --        (1,928,703)
Net Assets:
Beginning Of Period..................    93,843,249   14,564,967     66,252,093    74,195,191        --         1,928,703
                                       ------------  -----------   ------------  ------------       ---       -----------
End Of Period........................  $135,277,360  $93,843,249   $ 78,502,737  $ 66,252,093       $--       $        --
                                       ============  ===========   ============  ============       ===       ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                             VALIC Company I                  Janus                 VALIC Company II
                                          Nasdaq-100 (R) Index          Adviser Worldwide           Aggressive Growth
                                                  Fund                        Fund                   Lifestyle Fund
                                       --------------------------  --------------------------  --------------------------
                                               Division 46                 Division 47                 Division 48
                                       --------------------------  --------------------------  --------------------------
                                          For the       For the       For the       For the       For the       For the
                                       9 Months Ended  Year Ended  9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                       September 30,  December 31, September 30,  December 31, September 30,  December 31,
                                            2005          2004          2005          2004          2005          2004
                                       -------------- ------------ -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss).......  $   (524,262) $  (351,589)  $  (259,212)  $  (238,587)  $  (130,966)  $   178,149
   Net Realized Gains (Losses) From
     Securities Transactions..........     4,264,262    7,840,515       (97,292)     (483,172)      961,769       291,196
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    (6,211,875)      19,079       801,447     1,993,633     1,551,896     3,662,921
                                        ------------  -----------   -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets From
  Operations..........................    (2,471,875)   7,508,005       444,943     1,271,874     2,382,699     4,132,266
                                        ------------  -----------   -----------   -----------   -----------   -----------
Principal Transactions:
   Purchase Payments..................     9,601,198   18,663,835     4,034,541     7,462,890     5,087,169     7,462,351
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................    (4,789,077)  (8,383,509)   (1,957,027)   (3,727,113)   (2,187,057)   (2,379,938)
   Annuity Benefit Payments...........          (139)          --          (243)         (321)           --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   (14,572,786)  (9,831,613)   (6,052,861)   (7,600,444)     (358,186)   (1,503,905)
   Contract Maintenance Charge........       (22,870)     (34,135)      (12,040)      (19,597)      (12,912)      (16,508)
   Return Of Capital To VALIC.........            --           --            --            --      (975,081)   (5,748,028)
   Capital Contributed By VALIC.......            --           --            --            --            --            --
                                        ------------  -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................    (9,783,674)     414,578    (3,987,630)   (3,884,585)    1,553,933    (2,186,028)
                                        ------------  -----------   -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net
  Assets..............................   (12,255,549)   7,922,583    (3,542,687)   (2,612,711)    3,936,632     1,946,238
Net Assets:
Beginning Of Period...................    97,111,777   89,189,194    38,796,315    41,409,026    35,831,460    33,885,222
                                        ------------  -----------   -----------   -----------   -----------   -----------
End Of Period.........................  $ 84,856,228  $97,111,777   $35,253,628   $38,796,315   $39,768,092   $35,831,460
                                        ============  ===========   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                           VALIC Company II            VALIC Company II          Vanguard LifeStrategy
                                            Moderate Growth           Conservative Growth                Growth
                                            Lifestyle Fund              Lifestyle Fund                    Fund
                                      --------------------------  --------------------------  ---------------------------
                                              Division 49                 Division 50                 Division 52
                                      --------------------------  --------------------------  ---------------------------
                                         For the       For the       For the       For the       For the       For the
                                      9 Months Ended  Year Ended  9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                      September 30,  December 31, September 30,  December 31, September 30,  December 31,
                                           2005          2004          2005          2004          2005          2004
                                      -------------- ------------ -------------- ------------ -------------- ------------
Operations:
   Net Investment
     Income (Loss)...................  $    51,869   $   759,448   $   153,728   $   582,376   $   (91,881)  $    630,404
   Net Realized Gains (Losses)
     From Securities
     Transactions....................    1,323,903       856,425       570,966       536,190     2,148,088      4,511,605
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...............    1,772,567     4,211,765       294,032     1,162,170       684,832      2,042,776
                                       -----------   -----------   -----------   -----------   -----------   ------------
Increase (Decrease) In Net Assets
  From Operations....................    3,148,339     5,827,638     1,018,726     2,280,736     2,741,039      7,184,785
                                       -----------   -----------   -----------   -----------   -----------   ------------
Principal Transactions:
   Purchase Payments.................   10,682,497    15,162,570     4,666,690     5,946,427    12,301,765     16,992,675
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.....................   (4,239,759)   (5,549,426)   (1,453,194)   (2,245,302)   (7,048,290)   (42,233,956)
   Annuity Benefit Payments..........           --            --            --            --          (668)            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net............     (900,228)     (757,795)       72,230      (108,850)      701,748      2,576,592
   Contract Maintenance Charge.......      (20,735)      (25,118)       (6,253)       (8,312)      (18,962)       (22,199)
   Return Of Capital To VALIC........           --    (7,040,088)   (1,055,656)   (6,320,586)           --             --
   Capital Contributed By
     VALIC...........................           --            --            --            --            --             --
                                       -----------   -----------   -----------   -----------   -----------   ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions....................    5,521,775     1,790,143     2,223,817    (2,736,623)    5,935,593    (22,686,888)
                                       -----------   -----------   -----------   -----------   -----------   ------------
Total Increase (Decrease) In Net
  Assets.............................    8,670,114     7,617,781     3,242,543      (455,887)    8,676,632    (15,502,103)
Net Assets:
Beginning Of Period..................   62,783,054    55,165,273    28,499,819    28,955,706    72,232,213     87,734,316
                                       -----------   -----------   -----------   -----------   -----------   ------------
End Of Period........................  $71,453,168   $62,783,054   $31,742,362   $28,499,819   $80,908,845   $ 72,232,213
                                       ===========   ===========   ===========   ===========   ===========   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                     Vanguard LifeStrategy        Vanguard LifeStrategy              Evergreen
                                        Moderate Growth            Conservative Growth             Special Values
                                              Fund                         Fund                         Fund
                                  ---------------------------  ---------------------------  ---------------------------
                                          Division 53                  Division 54                  Division 55
                                  ---------------------------  ---------------------------  ---------------------------
                                     For the       For the        For the       For the        For the       For the
                                  9 Months Ended  Year Ended   9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                  September 30,  December 31,  September 30,  December 31,  September 30,  December 31,
                                       2005          2004           2005          2004           2005          2004
                                  -------------- ------------  -------------- ------------  -------------- ------------
Operations:
   Net Investment Income
     (Loss)......................  $    135,035  $  1,203,130   $   349,578   $    585,933   $ (1,801,377) $   (214,082)
   Net Realized Gains (Losses)
     From Securities
     Transactions................     1,914,726     4,933,118       598,191      1,091,728      5,886,610    12,698,023
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........       649,027     1,313,707      (157,468)       537,709     17,070,392    20,271,630
                                   ------------  ------------   -----------   ------------   ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................     2,698,788     7,449,955       790,301      2,215,370     21,155,625    32,755,571
                                   ------------  ------------   -----------   ------------   ------------  ------------
Principal Transactions:
   Purchase Payments.............    15,874,468    22,352,208     5,962,208      9,222,022     34,594,297    41,711,866
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................    (9,342,695)  (53,183,339)   (2,927,503)   (10,025,375)   (13,697,185)  (15,794,587)
   Annuity Benefit Payments......          (375)         (480)           --             --         (9,875)       (3,503)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................     1,471,018     3,356,751       (73,226)     1,721,175     25,537,435    21,093,486
   Contract Maintenance
     Charge......................       (24,113)      (27,675)       (9,264)       (11,755)       (54,282)      (63,996)
   Return Of Capital To
     VALIC.......................            --            --            --             --             --            --
   Capital Contributed By
     VALIC.......................            --            --            --             --             --            --
                                   ------------  ------------   -----------   ------------   ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......     7,978,303   (27,502,535)    2,952,215        906,067     46,370,390    46,943,266
                                   ------------  ------------   -----------   ------------   ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................    10,677,091   (20,052,580)    3,742,516      3,121,437     67,526,015    79,698,837
Net Assets:
Beginning Of Period..............    89,517,890   109,570,470    37,056,482     33,935,045    224,440,038   144,741,201
                                   ------------  ------------   -----------   ------------   ------------  ------------
End Of Period....................  $100,194,981  $ 89,517,890   $40,798,998   $ 37,056,482   $291,966,053  $224,440,038
                                   ============  ============   ===========   ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                           Evergreen                    Evergreen               VALIC Company II
                                     Fundamental Large Cap            Equity Income                 Core Bond
                                              Fund                        Fund                        Fund
                                  ---------------------------  --------------------------  --------------------------
                                          Division 56                  Division 57                 Division 58
                                  ---------------------------  --------------------------  --------------------------
                                     For the       For the        For the       For the       For the       For the
                                  9 Months Ended  Year Ended   9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                  September 30,  December 31,  September 30,  December 31, September 30,  December 31,
                                       2005          2004           2005          2004          2005          2004
                                  -------------- ------------  -------------- ------------ -------------- ------------
Operations:
   Net Investment Income
     (Loss)......................  $   (603,457) $   (153,938)  $    177,087  $   264,736   $ 1,017,894   $ 1,255,457
   Net Realized Gains (Losses)
     From Securities
     Transactions................     4,192,729     4,895,494      4,185,655    2,646,665      (195,198)      279,406
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........     2,895,896     1,551,817     (3,357,656)   2,344,640      (144,128)       51,515
                                   ------------  ------------   ------------  -----------   -----------   -----------
Increase (Decrease) In Net Assets
  From Operations................     6,485,168     6,293,373      1,005,086    5,256,041       678,568     1,586,378
                                   ------------  ------------   ------------  -----------   -----------   -----------
Principal Transactions:
   Purchase Payments.............    22,924,674    17,923,862      7,056,333    9,867,661     6,475,359     8,540,333
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................    (3,915,194)   (1,840,990)    (1,986,465)  (2,299,515)   (2,851,045)   (3,059,436)
   Annuity Benefit Payments......            --            --             --           --          (983)       (1,260)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net........    36,723,186    56,387,826    (41,154,223)  29,887,414     3,917,839     8,587,375
   Contract Maintenance Charge...       (52,819)      (31,352)       (22,422)     (33,109)       (9,213)      (11,026)
   Return Of Capital To VALIC....            --            --             --           --            --    (6,240,105)
   Capital Contributed By
     VALIC.......................            --            --             --           --            --            --
                                   ------------  ------------   ------------  -----------   -----------   -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    55,679,847    72,439,346    (36,106,777)  37,422,451     7,531,957     7,815,881
                                   ------------  ------------   ------------  -----------   -----------   -----------
Total Increase (Decrease) In Net
  Assets.........................    62,165,015    78,732,719    (35,101,691)  42,678,492     8,210,525     9,402,259
Net Assets:
Beginning Of Period..............   101,258,218    22,525,499     59,453,215   16,774,723    42,199,263    32,797,004
                                   ------------  ------------   ------------  -----------   -----------   -----------
End Of Period....................  $163,423,233  $101,258,218   $ 24,351,524  $59,453,215   $50,409,788   $42,199,263
                                   ============  ============   ============  ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                          VALIC Company II            VALIC Company II
                                                         Strategic Bond Fund        High Yield Bond Fund
                                                     --------------------------  --------------------------
                                                             Division 59                 Division 60
                                                     --------------------------  --------------------------
                                                        For the       For the       For the       For the
                                                     9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                                     September 30,  December 31, September 30,  December 31,
                                                          2005          2004          2005          2004
                                                     -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss).....................  $  2,547,131  $ 3,646,906   $ 2,342,915   $ 4,387,179
   Net Realized Gains (Losses) From Securities
     Transactions...................................       569,184    3,668,673       930,868     2,774,422
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...............       451,997      153,632       489,612       807,979
                                                      ------------  -----------   -----------   -----------
Increase (Decrease) In Net Assets From Operations...     3,568,312    7,469,211     3,763,395     7,969,580
                                                      ------------  -----------   -----------   -----------
Principal Transactions:
   Purchase Payments................................    22,324,675   23,002,307     9,653,199    11,538,354
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals................................    (5,959,599)  (5,719,593)   (4,722,293)   (5,408,158)
   Annuity Benefit Payments.........................          (283)        (244)         (244)         (217)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net.....................    22,127,056   15,116,146     3,697,056     7,212,009
   Contract Maintenance Charge......................       (24,217)     (24,106)      (19,468)      (20,895)
   Return Of Capital To VALIC.......................            --   (6,953,616)           --    (6,846,254)
   Capital Contributed By VALIC.....................            --           --            --            --
                                                      ------------  -----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.........................    38,467,632   25,420,894     8,608,250     6,474,839
                                                      ------------  -----------   -----------   -----------
Total Increase (Decrease) In Net Assets.............    42,035,944   32,890,105    12,371,645    14,444,419
Net Assets:
Beginning Of Period.................................    92,286,605   59,396,500    67,780,413    53,335,994
                                                      ------------  -----------   -----------   -----------
End Of Period.......................................  $134,322,549  $92,286,605   $80,152,058   $67,780,413
                                                      ============  ===========   ===========   ===========

                                                              Janus Fund
                                                     ---------------------------
                                                             Division 61
                                                     ---------------------------
                                                        For the       For the
                                                     9 Months Ended  Year Ended
                                                     September 30,  December 31,
                                                          2005          2004
                                                     -------------- ------------
Operations:
   Net Investment Income (Loss).....................  $  (364,172)  $   (520,370)
   Net Realized Gains (Losses) From Securities
     Transactions...................................        1,218       (819,384)
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...............    1,036,477      3,204,809
                                                      -----------   ------------
Increase (Decrease) In Net Assets From Operations...      673,523      1,865,055
                                                      -----------   ------------
Principal Transactions:
   Purchase Payments................................    5,701,591     10,939,694
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals................................   (2,735,866)    (5,805,301)
   Annuity Benefit Payments.........................          (85)            --
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net.....................   (7,350,688)   (10,226,640)
   Contract Maintenance Charge......................      (18,728)       (29,569)
   Return Of Capital To VALIC.......................           --             --
   Capital Contributed By VALIC.....................           --             --
                                                      -----------   ------------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.........................   (4,403,776)    (5,121,816)
                                                      -----------   ------------
Total Increase (Decrease) In Net Assets.............   (3,730,253)    (3,256,761)
Net Assets:
Beginning Of Period.................................   54,778,358     58,035,119
                                                      -----------   ------------
End Of Period.......................................  $51,048,105   $ 54,778,358
                                                      ===========   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                                                        Credit Suisse
                                                            AIM Large Cap             Small Cap Growth
                                                             Growth Fund                    Fund
                                                     --------------------------  --------------------------
                                                             Division 62                 Division 63
                                                     --------------------------  --------------------------
                                                        For the       For the       For the       For the
                                                     9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                                     September 30,  December 31, September 30,  December 31,
                                                          2005          2004          2005          2004
                                                     -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss).....................  $  (112,162)  $  (133,116)  $  (390,266)  $  (503,210)
   Net Realized Gains (Losses) From Securities
     Transactions...................................      319,689      (246,395)    2,301,947     3,646,061
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...............      240,376     1,513,800    (2,950,403)      931,755
                                                      -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets From Operations...      447,903     1,134,289    (1,038,722)    4,074,606
                                                      -----------   -----------   -----------   -----------
Principal Transactions:
   Purchase Payments................................    2,010,353     3,324,543     7,052,183    12,605,858
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals................................     (968,927)   (1,298,199)   (3,050,665)   (3,984,864)
   Annuity Benefit Payments.........................         (464)         (567)          (93)           --
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net.....................     (363,130)     (237,035)   (7,450,441)    5,082,945
   Contract Maintenance Charge......................       (5,371)       (7,883)      (12,362)      (17,775)
   Return Of Capital To VALIC.......................           --            --            --            --
   Capital Contributed By VALIC.....................           --            --            --            --
                                                      -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.........................      672,461     1,780,859    (3,461,378)   13,686,164
                                                      -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net Assets.............    1,120,364     2,915,148    (4,500,100)   17,760,770
Net Assets:
Beginning Of Period.................................   15,895,738    12,980,590    57,762,133    40,001,363
                                                      -----------   -----------   -----------   -----------
End Of Period.......................................  $17,016,102   $15,895,738   $53,262,033   $57,762,133
                                                      ===========   ===========   ===========   ===========

                                                             MSIF Trust
                                                      Mid Cap Growth Portfolio
                                                     --------------------------
                                                             Division 64
                                                     --------------------------
                                                        For the       For the
                                                     9 Months Ended  Year Ended
                                                     September 30,  December 31,
                                                          2005          2004
                                                     -------------- ------------
Operations:
   Net Investment Income (Loss).....................  $  (560,396)  $  (477,976)
   Net Realized Gains (Losses) From Securities
     Transactions...................................    3,206,949     1,267,963
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...............    6,345,807     9,459,893
                                                      -----------   -----------
Increase (Decrease) In Net Assets From Operations...    8,992,360    10,249,880
                                                      -----------   -----------
Principal Transactions:
   Purchase Payments................................   10,395,201    11,955,761
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals................................   (4,311,562)   (3,387,760)
   Annuity Benefit Payments.........................         (369)           --
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net.....................    8,708,619    12,159,132
   Contract Maintenance Charge......................      (14,875)      (15,941)
   Return Of Capital To VALIC.......................           --            --
   Capital Contributed By VALIC.....................           --            --
                                                      -----------   -----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.........................   14,777,014    20,711,192
                                                      -----------   -----------
Total Increase (Decrease) In Net Assets.............   23,769,374    30,961,072
Net Assets:
Beginning Of Period.................................   70,495,923    39,534,851
                                                      -----------   -----------
End Of Period.......................................  $94,265,297   $70,495,923
                                                      ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                              Evergreen                      SIT
                                                           Special Equity             Small Cap Growth
                                                                Fund                        Fund
                                                     --------------------------  --------------------------
                                                             Division 65                 Division 66
                                                     --------------------------  --------------------------
                                                        For the       For the       For the       For the
                                                     9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                                     September 30,  December 31, September 30,  December 31,
                                                          2005          2004          2005          2004
                                                     -------------- ------------ -------------- ------------
Operations:
   Net Investment Income (Loss).....................  $  (292,467)  $  (412,376)  $   (614,050) $  (734,880)
   Net Realized Gains (Losses) From Securities
     Transactions...................................      959,810     2,608,582      2,105,347    1,547,277
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...............     (384,328)     (655,444)    12,244,888    3,819,393
                                                      -----------   -----------   ------------  -----------
Increase (Decrease) In Net Assets From Operations...      283,015     1,540,762     13,736,185    4,631,790
                                                      -----------   -----------   ------------  -----------
Principal Transactions:
   Purchase Payments................................    6,398,019    12,198,230     10,427,147   20,011,841
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals................................   (2,478,507)   (4,233,674)    (4,709,771)  (6,416,101)
   Annuity Benefit Payments.........................         (917)       (1,225)          (172)        (214)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net.....................   (5,320,199)   (5,134,687)     3,420,642   (6,768,559)
   Contract Maintenance Charge......................      (11,580)      (17,360)       (21,837)     (31,765)
   Return Of Capital To VALIC.......................           --            --             --           --
   Capital Contributed By VALIC.....................           --            --             --           --
                                                      -----------   -----------   ------------  -----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.........................   (1,413,184)    2,811,284      9,116,009    6,795,202
                                                      -----------   -----------   ------------  -----------
Total Increase (Decrease) In Net Assets.............   (1,130,169)    4,352,046     22,852,194   11,426,992
Net Assets:
Beginning Of Period.................................   44,190,153    39,838,107     84,819,342   73,392,350
                                                      -----------   -----------   ------------  -----------
End Of Period.......................................  $43,059,984   $44,190,153   $107,671,536  $84,819,342
                                                      ===========   ===========   ============  ===========

                                                                 SIT
                                                           Mid Cap Growth
                                                                Fund
                                                     --------------------------
                                                             Division 67
                                                     --------------------------
                                                        For the       For the
                                                     9 Months Ended  Year Ended
                                                     September 30,  December 31,
                                                          2005          2004
                                                     -------------- ------------
Operations:
   Net Investment Income (Loss).....................  $  (150,411)  $  (178,766)
   Net Realized Gains (Losses) From Securities
     Transactions...................................    1,216,403       689,797
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period...............    1,174,633     2,261,310
                                                      -----------   -----------
Increase (Decrease) In Net Assets From Operations...    2,240,625     2,772,341
                                                      -----------   -----------
Principal Transactions:
   Purchase Payments................................    2,247,697     3,952,793
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals................................   (1,267,705)   (1,635,925)
   Annuity Benefit Payments.........................         (147)           --
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net.....................     (933,228)     (278,958)
   Contract Maintenance Charge......................       (4,949)       (7,104)
   Return Of Capital To VALIC.......................           --            --
   Capital Contributed By VALIC.....................           --            --
                                                      -----------   -----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.........................       41,668     2,030,806
                                                      -----------   -----------
Total Increase (Decrease) In Net Assets.............    2,282,293     4,803,147
Net Assets:
Beginning Of Period.................................   21,468,992    16,665,845
                                                      -----------   -----------
End Of Period.......................................  $23,751,285   $21,468,992
                                                      ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                                                          Ariel                     Lou Holland
                                             Ariel                     Appreciation                   Growth
                                              Fund                         Fund                        Fund
                                  ---------------------------  ---------------------------  --------------------------
                                          Division 68                  Division 69                  Division 70
                                  ---------------------------  ---------------------------  --------------------------
                                     For the       For the        For the       For the        For the       For the
                                  9 Months Ended  Year Ended   9 Months Ended  Year Ended   9 Months Ended  Year Ended
                                  September 30,  December 31,  September 30,  December 31,  September 30,  December 31,
                                       2005          2004           2005          2004           2005          2004
                                  -------------- ------------  -------------- ------------  -------------- ------------
Operations:
   Net Investment Income
     (Loss)......................  $ (4,030,428) $ (3,460,999)  $ (3,075,514) $ (3,226,616)  $  (239,158)  $  (182,891)
   Net Realized Gains (Losses)
     From Securities
     Transactions................    12,307,729    24,002,051      9,318,799    18,278,168     1,485,096     1,776,832
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........     3,205,400    55,669,739     (3,302,970)   30,046,605    (1,955,527)    1,472,139
                                   ------------  ------------   ------------  ------------   -----------   -----------
Increase (Decrease) In Net Assets
  From Operations................    11,482,701    76,210,791      2,940,315    45,098,157      (709,589)    3,066,080
                                   ------------  ------------   ------------  ------------   -----------   -----------
Principal Transactions:
   Purchase Payments.............    73,467,123    89,530,227     49,283,096    80,273,316     3,799,795     5,972,016
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (31,037,742)  (32,207,342)   (25,444,741)  (34,891,133)   (1,998,316)   (2,505,821)
   Annuity Benefit Payments......       (35,957)       (1,515)       (44,825)       (7,288)         (414)         (371)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net........    11,442,999    93,828,749    (24,557,695)   (5,833,897)   (1,593,622)     (285,546)
   Contract Maintenance
     Charge......................      (136,779)     (155,603)      (116,317)     (161,592)       (6,409)       (8,321)
   Return Of Capital To
     VALIC.......................            --            --             --            --            --            --
   Capital Contributed By
     VALIC.......................            --            --             --            --            --            --
                                   ------------  ------------   ------------  ------------   -----------   -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    53,699,644   150,994,516       (880,482)   39,379,406       201,034     3,171,957
                                   ------------  ------------   ------------  ------------   -----------   -----------
Total Increase (Decrease) In Net
  Assets.........................    65,182,345   227,205,307      2,059,833    84,477,563      (508,555)    6,238,037

Net Assets:
Beginning Of Period..............   527,760,709   300,555,402    432,794,963   348,317,400    33,824,707    27,586,670
                                   ------------  ------------   ------------  ------------   -----------   -----------
End Of Period....................  $592,943,054  $527,760,709   $434,854,796  $432,794,963   $33,316,152   $33,824,707
                                   ============  ============   ============  ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                         Dreyfus BASIC               VALIC Company I             VALIC Company I
                                    U.S. Mortgage Securities        Blue Chip Growth             Health Sciences
                                              Fund                        Fund                         Fund
                                  ---------------------------  --------------------------  ---------------------------
                                          Division 71                  Division 72                 Division 73
                                  ---------------------------  --------------------------  ---------------------------
                                     For the       For the        For the       For the       For the       For the
                                  9 Months Ended  Year Ended   9 Months Ended  Year Ended  9 Months Ended  Year Ended
                                  September 30,  December 31,  September 30,  December 31, September 30,  December 31,
                                       2005          2004           2005          2004          2005          2004
                                  -------------- ------------  -------------- ------------ -------------- ------------
Operations:
   Net Investment Income
     (Loss)......................  $  2,090,951  $  3,621,345   $  (335,923)  $  (230,185)  $ (1,124,276) $ (1,406,228)
   Net Realized Gains (Losses)
     From Securities
     Transactions................      (620,740)      457,075     1,460,213     1,371,626      3,936,607    12,800,861
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........       258,009    (2,314,004)     (567,706)    2,480,825      8,720,149     5,893,351
                                   ------------  ------------   -----------   -----------   ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................     1,728,220     1,764,416       556,584     3,622,266     11,532,480    17,287,984
                                   ------------  ------------   -----------   -----------   ------------  ------------
Principal Transactions:
   Purchase Payments.............    10,433,664    23,114,348     5,873,758     9,709,576     17,801,569    30,264,132
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................    (6,006,936)   (9,751,819)   (2,961,657)   (4,539,243)    (9,343,576)  (12,190,491)
   Annuity Benefit Payments......        (2,723)       (2,966)         (290)         (384)        (2,823)       (3,306)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net........   (12,809,941)  (20,596,479)    2,292,089     2,386,340    (15,017,037)   14,526,744
   Contract Maintenance
     Charge......................       (26,082)      (41,293)      (11,197)      (15,481)       (44,559)      (61,975)
   Return Of Capital To
     VALIC.......................            --            --    (2,445,623)           --             --            --
   Capital Contributed By
     VALIC.......................            --            --            --     2,205,000             --            --
                                   ------------  ------------   -----------   -----------   ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    (8,412,018)   (7,278,209)    2,747,080     9,745,808     (6,606,426)   32,535,104
                                   ------------  ------------   -----------   -----------   ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................    (6,683,798)   (5,513,793)    3,303,664    13,368,074      4,926,054    49,823,088

Net Assets:
Beginning Of Period..............    96,769,605   102,283,398    49,264,789    35,896,715    163,440,671   113,617,583
                                   ------------  ------------   -----------   -----------   ------------  ------------
End Of Period....................  $ 90,085,807  $ 96,769,605   $52,568,453   $49,264,789   $168,366,725  $163,440,671
                                   ============  ============   ===========   ===========   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                        VALIC Company I             VALIC Company I               VALIC Company I
                                             Value                Inflation Protected           Large Capital Growth
                                             Fund                        Fund                           Fund
                                  --------------------------  --------------------------  --------------------------------
                                          Division 74                 Division 77                Division 79 /(2)/
                                  --------------------------  --------------------------  --------------------------------
                                     For the       For the       For the       For the       For the      For the Period
                                  9 Months Ended  Year Ended  9 Months Ended  Year Ended  9 Months Ended December 17, 2004
                                  September 30,  December 31, September 30,  December 31, September 30,   to December 31,
                                       2005          2004          2005          2004          2005            2004
                                  -------------- ------------ -------------- ------------ -------------- -----------------
Operations:
   Net Investment Income
     (Loss)......................  $   (163,621) $    21,748   $   182,261    $    7,350   $        --      $     1,070
   Net Realized Gains (Losses)
     From Securities
     Transactions................       367,600      948,199        17,481            --            --               --
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........     2,999,340    1,454,949        13,671        (4,948)      200,021           79,998
                                   ------------  -----------   -----------    ----------   -----------      -----------
Increase (Decrease) In Net Assets
  From Operations................     3,203,319    2,424,896       213,413         2,402       200,021           81,068
                                   ------------  -----------   -----------    ----------   -----------      -----------
Principal Transactions:
   Purchase Payments.............     3,626,844    1,288,295     1,604,958            --            --               --
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................    (1,142,882)    (626,094)     (197,679)           --            --               --
   Annuity Benefit Payments......            --           --            --            --            --               --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   117,926,505    1,913,067     7,618,927            --            --               --
   Contract Maintenance
     Charge......................       (18,122)      (1,688)         (961)           --            --               --
   Return Of Capital To
     VALIC.......................            --           --            --            --            --               --
   Capital Contributed By
     VALIC.......................            --           --            --     5,000,000            --       10,000,000
                                   ------------  -----------   -----------    ----------   -----------      -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   120,392,345    2,573,580     9,025,245     5,000,000            --       10,000,000
                                   ------------  -----------   -----------    ----------   -----------      -----------
Total Increase (Decrease) In Net
  Assets.........................   123,595,664    4,998,476     9,238,658     5,002,402       200,021       10,081,068

Net Assets:
Beginning Of Period..............    18,948,544   13,950,068     5,002,402            --    10,081,068               --
                                   ------------  -----------   -----------    ----------   -----------      -----------
End Of Period....................  $142,544,208  $18,948,544   $14,241,060    $5,002,402   $10,281,089      $10,081,068
                                   ============  ===========   ===========    ==========   ===========      ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)
                                  (Unaudited)

                                 AIG SunAmerica 2010 AIG SunAmerica 2015 AIG SunAmerica 2015         VALIC Company I
                                   High Watermark      High Watermark      High Watermark           Mid Capital Growth
                                        Fund                Fund                Fund                       Fund
                                 ------------------- ------------------- ------------------- --------------------------------
                                  Division 80 /(3)/   Division 81 /(3)/   Division 82 /(3)/         Division 83 /(4)/
                                 ------------------- ------------------- ------------------- --------------------------------
                                   For the Period      For the Period      For the Period       For the      For the Period
                                  February 18, 2005   February 18, 2005   February 18, 2005  9 Months Ended December 17, 2004
                                  to September 30,    to September 30,    to September 30,   September 30,   to December 31,
                                        2005                2005                2005              2005            2004
                                 ------------------- ------------------- ------------------- -------------- -----------------
Operations:
   Net Investment Income
     (Loss).....................     $   (73,223)        $   (46,876)        $  (15,235)      $        --      $     1,555
   Net Realized Gains (Losses)
     From Securities
     Transactions...............          16,401              21,121              6,421                --               --
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................         345,722             335,953            106,304         1,050,161           99,997
                                     -----------         -----------         ----------       -----------      -----------
Increase (Decrease) In Net
  Assets From Operations........         288,900             310,198             97,490         1,050,161          101,552
                                     -----------         -----------         ----------       -----------      -----------
Principal Transactions:
   Purchase Payments............       6,543,209           5,355,664          2,490,380                --               --
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,...............         (41,702)           (227,302)            (7,111)               --               --
   Annuity Benefit
     Payments...................              --                  --                 --                --               --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net........................      14,520,869           9,851,904          2,614,268                --               --
   Contract Maintenance
     Charge.....................          (2,863)             (1,656)              (793)               --               --
   Return Of Capital To
     VALIC......................              --                  --                 --                --               --
   Capital Contributed By
     VALIC......................              --                  --                 --                --       10,000,000
                                     -----------         -----------         ----------       -----------      -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions.....      21,019,513          14,978,610          5,096,744                --       10,000,000
                                     -----------         -----------         ----------       -----------      -----------
Total Increase (Decrease) In Net
  Assets........................      21,308,413          15,288,808          5,194,234         1,050,161       10,101,552
Net Assets:
Beginning Of Period.............              --                  --                 --        10,101,552               --
                                     -----------         -----------         ----------       -----------      -----------
End Of Period...................     $21,308,413         $15,288,808         $5,194,234       $11,151,713      $10,101,552
                                     ===========         ===========         ==========       ===========      ===========

/(1)/The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip
     Growth Fund as of August 27, 2004.

/(2)/Fund commenced operations on December 17, 2004, changed from Division 76 to Division 79 January 1, 2005.

/(3)/Funds added to Separate Account on February 18, 2005.

/(4)/Fund commenced operations on December 17, 2004, changed from Division 75 to Division 83 January 1, 2005.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements
                                  (Unaudited)

1. Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective August 19, 2004, the Vanguard Long Term Corporate Fund changed its name to the Vanguard Long Term Investment-Grade Fund. Effective August 27, 2004, the VALIC Company I Growth Fund was closed. Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the VALIC Company II International Small Cap Equity Fund. Effective August 1, 2005, the Evergreen Growth & Income Fund changed its name to the Evergreen Fundamental Large Cap Fund.

As of December 17, 2004, the VALIC Company I Mid Capital Growth Fund, the VALIC Company I Large Capital Growth Fund and the VALIC Company I Inflation Protected Fund were added to the Separate Account by VALIC's investment in these funds. These funds will not become available to contract holders until the 2006 calendar year. On January 1, 2005, the VALIC Company I Mid Capital Growth Fund changed from Division 75 to Division 83 and the VALIC Company I Large Capital Growth Fund changed from Division 76 to Division 79. Effective September 19, 2005, the VALIC Company I Mid Capital Growth Fund changed its name to the VALIC Company I Mid Cap Strategic Growth Fund.

The Separate Account is comprised of seventy five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC Company I                                  VALIC Company I (Continued)
Capital Conservation Fund (Division 1 and 7)     International Growth I Fund (Division 20)
Money Market I Fund (Division 2 and 6)           Income & Growth Fund (Division 21)
Mid Cap Index Fund (Division 4)                  Large Cap Growth Fund (Division 30)
Asset Allocation Fund (Division 5)               Nasdaq-100(R) Index Fund (Division 46)
Government Securities Fund (Division 8)          Blue Chip Growth Fund (Division 72)
Stock Index Fund (Divisions 10A, B, C, and D)    Health Sciences Fund (Division 73)
International Equities Fund (Division 11)        Value Fund (Division 74)
Social Awareness Fund (Division 12)              Inflation Protected Fund (Division 77)
International Government Bond Fund (Division 13) Large Capital Growth Fund (Division 79)
Small Cap Index Fund (Division 14)               Mid Capital Growth Fund (Division 83)
Core Equity Fund (Division 15)
Growth & Income Fund (Division 16)
Science & Technology Fund (Division 17)
Small Cap Fund (Division 18)

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

VALIC Company II Funds                               Other Funds (Continued)
International Small Cap Equity Fund (Division 33)    Vanguard LifeStrategy Growth Fund (Division 52)
Small Cap Growth Fund (Division 35)                  Vanguard LifeStrategy Moderate Growth Fund (Division 53)
Small Cap Value Fund (Division 36)                   Vanguard LifeStrategy Conservative Growth Fund (Division 54)
Mid Cap Growth Fund (Division 37)                    Evergreen Special Values Fund (Division 55)
Mid Cap Value Fund (Division 38)                     Evergreen Growth & Income Fund (Division 56)
Capital Appreciation Fund (Division 39)              Evergreen Equity Income Fund (Division 57)
Large Cap Value Fund (Division 40)                   Janus Fund (Division 61)
Socially Responsible Fund (Division 41)              AIM Large Cap Growth Fund (Division 62)
Money Market II Fund (Division 44)                   Credit Suisse Small Cap Growth Fund (Division 63)
Aggressive Growth Lifestyle Fund (Division 48)       MSIF Trust Mid Cap Growth Portfolio (Division 64)
Moderate Growth Lifestyle Fund (Division 49)         Evergreen Special Equity Fund (Division 65)
Conservative Growth Lifestyle Fund (Division 50)     SIT Small Cap Growth Fund (Division 66)
Core Bond Fund (Division 58)                         SIT Mid Cap Growth Fund (Division 67)
Strategic Bond Fund (Division 59)                    Ariel Fund (Division 68)
High Yield Bond Fund (Division 60)                   Ariel Appreciation Fund (Division 69)
                                                     Lou Holland Growth Fund (Division 70)
Other Funds                                          Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)
                                                     SunAmerica 2010 High Watermark Fund (Division 80)
Templeton Global Asset Allocation Fund (Division 19) SunAmerica 2010 High Watermark Fund (Division 81)
Vanguard Long-Term Investment-Grade Fund             SunAmerica 2010 High Watermark Fund (Division 82)
(Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Windsor II Fund (Division 24)
Vanguard Wellington Fund (Division 25)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)
Putnam Global Equity Fund (Division 28)
American Century Ultra Fund (Division 31)
Templeton Foreign Fund (Division 32)
Janus Adviser Worldwide Fund (Division 47)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the seventy-two divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are valued at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. No mortality transfers occurred during the current reporting period.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC.

The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

Divisions                                 Risk Charges
---------                                 ------------
10B                                       0.85% on the first $10 million
                                          0.425% on the next $90 million
                                          0.21% on the excess over $100 million

1, 2, 4 through 8, 10A, 10C, 10D, 11      0.60% - 1.00%
  through 18, 20, 21, 30,
33, 35 through 41, 44 through 46, 48
  through 50,
58 through 60, 72 through 77, 79 through
  83

19, 22 through 28, 31, 32, 47, 52         0.85% - 1.25%
  through 57, 61 through 71

Potentia Product                          0.95% - 1.45%
4, 6, 10, 12, 14, 16, 17, 26 through 28,
  31, 35, 39,
47 through 50, 58, 59

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Divisions                                 Expense Limitations
---------                                 -------------------
10A                                       1.4157% on the first $ 359,065,787
                                          1.36% on the next $ 40,934,213
                                          1.32% on the excess over $400 million

10B                                       0.6966% on the first $ 25,434,267
                                          0.50% on the first $ 74,565,733
                                          0.25% on the excess over $100 million

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

3. Charges and Deductions (Continued)

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provide to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements of expenses are included in the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 Divisions                                                    Expense Reduction
 ---------                                                    -----------------
 22, 23, 26 through 28, 32, 33, 35 through 41, 44, 47               0.25%
   through 50, 55 through 71

 31                                                                 0.21%

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges assessed totaled $5,413,287 and $7,426,718 for the nine months ended September 30, 2005 and the year ended December 31, 2004, respectively. The account maintenance charges are paid by redemption of units outstanding.

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $5,651,717 and $7,387,854 for the nine months ended September 30, 2005 and the year ended December 31, 2004, respectively. The surrender charges are paid by redemption of units outstanding.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $10,907 and $410 for the nine months ended September 30, 2005, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $15,234 and $816 for the year ended December 31, 2004, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, 74, 77, 79, and 83 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the nine months ended September 30, 2005 consist of the following:

                                                                Cost of     Proceeds from
Underlying Fund                                  Division   Shares Acquired  Shares Sold
---------------                                ------------ --------------- -------------
VALIC Company I Capital Conservation Fund.....    1 & 7      $ 39,601,026   $ 18,684,044
VALIC Company I Money Market I Fund...........    2 & 6       169,349,601    140,653,833
VALIC Company I Mid Cap Index Fund............      4         237,627,972    146,705,139
VALIC Company I Asset Allocation Fund.........      5          16,489,956     42,419,240
VALIC Company I Government Securities Fund....      8          15,440,178     22,031,834
VALIC Company I Stock Index Fund.............. 10A, B, C, D   350,862,987    339,204,748
VALIC Company I International Equities Fund...      11        279,604,247    117,379,481
VALIC Company I Social Awareness Fund.........      12         28,458,345     61,368,793
VALIC Company I International Government Bond
  Fund........................................      13         18,682,449     22,345,932
VALIC Company I Small Cap Index Fund..........      14        231,070,000     69,284,637
VALIC Company I Core Equity Fund..............      15         22,042,010     98,374,023
VALIC Company I Growth & Income Fund..........      16          8,891,350     27,024,497
VALIC Company I Science & Technology Fund.....      17         46,192,571    224,184,099
VALIC Company I Small Cap Fund................      18         27,394,203     91,502,638
Templeton Global Asset Allocation Fund........      19         71,026,269     38,433,820
VALIC Company I International Growth I Fund...      20         28,445,548     60,812,617
VALIC Company I Income & Growth Fund..........      21         18,155,250     34,084,749
Vanguard Long Term Investment Grade Fund......      22         51,320,805     29,440,521
Vanguard LT Treasury Fund.....................      23         68,554,391     32,545,962
Vanguard Windsor II Fund......................      24        210,427,932     87,886,553
Vanguard Wellington Fund......................      25        187,972,199    102,205,824
Putnam New Opportunities Fund.................      26         18,782,352    103,858,271
Putnam OTC & Emerging Growth Fund.............      27         12,580,017     41,863,058
Putnam Global Equity Fund.....................      28         22,093,723     57,426,237
VALIC Company I Large Cap Growth Fund.........      30         14,155,995     73,293,012
American Century Ultra Fund...................      31         54,216,120    147,509,458
Templeton Foreign Fund........................      32         79,721,802     44,985,130
VALIC Company II International Small Cap
  Equity Fund.................................      33        131,833,482     11,426,664
VALIC Company II Small Cap Growth Fund........      35          7,878,295      8,397,712
VALIC Company II Small Cap Value Fund.........      36         20,159,933     20,123,452
VALIC Company II Mid Cap Growth Fund..........      37          6,296,844      9,185,593
VALIC Company II Mid Cap Value Fund...........      38         65,271,514     20,581,332
VALIC Company II Capital Appreciation Fund....      39          1,944,714      3,964,720
VALIC Company II Large Cap Value Fund.........      40         13,589,416      8,677,990
VALIC Company II Socially Responsible Fund....      41        116,195,261     72,158,032

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

4. Purchases and Sales of Investments (Continued)

                                                           Cost of     Proceeds from
Underlying Fund                               Division Shares Acquired  Shares Sold
---------------                               -------- --------------- -------------
VALIC Company II Money Market II Fund........    44     $ 76,034,754    $53,838,371
VALIC Company I Nasdaq-100(R) Index Fund.....    46       19,683,563     28,632,697
Janus Adviser Worldwide Fund.................    47        4,433,987      8,283,960
VALIC Company II Aggressive Growth
  Lifestyle Fund.............................    48        7,766,051      5,888,404
VALIC Company II Moderate Growth
  Lifestyle Fund.............................    49       14,831,941      8,634,076
VALIC Company II Conservative Growth
  Lifestyle Fund.............................    50        9,363,303      6,107,896
Vanguard LifeStrategy Growth Fund............    52       21,659,179     14,310,350
Vanguard LifeStrategy Moderate
  Growth Fund................................    53       26,153,338     15,718,408
Vanguard LifeStrategy Conservative
  Growth Fund................................    54       10,427,290      6,224,490
Evergreen Special Values Fund................    55       74,786,930     25,190,186
Evergreen Fundamental Large Cap Fund.........    56      123,887,515     65,912,850
Evergreen Equity Income Fund.................    57       20,428,934     54,528,244
VALIC Company II Core Bond Fund..............    58       29,359,862     19,729,301
VALIC Company II Strategic Bond Fund.........    59       53,671,340     10,891,084
VALIC Company II High Yield Bond Fund........    60       33,826,825     19,526,200
Janus Fund...................................    61        6,470,874     10,465,483
AIM Large Cap Growth Fund....................    62        4,344,673      3,542,024
Credit Suisse Small Cap Growth Fund..........    63        9,299,423     12,408,272
MSIF Trust Mid Cap Growth Portfolio..........    64       26,648,817     11,537,693
Evergreen Special Equity Fund................    65        8,731,473      9,794,751
SIT Small Cap Growth Fund....................    66       22,335,570     12,500,012
SIT Mid Cap Growth Fund......................    67        5,046,178      4,806,079
Ariel Fund...................................    68      104,289,746     46,422,730
Ariel Appreciation Fund......................    69       44,118,308     42,209,359
Lou Holland Growth Fund......................    70        7,734,723      7,034,990
Dreyfus BASIC U.S. Mortgage
  Securities Fund............................    71       14,544,130     19,243,317
VALIC Company I Blue Chip Growth Fund........    72       15,125,005     11,149,966
VALIC Company I Health Sciences Fund.........    73       19,223,271     25,080,853
VALIC Company I Value Fund...................    74      127,602,178      4,812,736
VALIC Company I Inflation
  Protected Fund.............................    77       12,771,943      1,773,261
VALIC Company I Large Capital
  Growth Fund................................    79               --             --
AIG SunAmerica 2010 High Watermark Fund......    80       23,785,227      1,410,472
AIG SunAmerica 2015 High Watermark Fund......    81       17,350,268      1,198,203
AIG SunAmerica 2020 High Watermark Fund......    82        5,962,056        436,848
VALIC Company I Mid Capital Growth Fund......    83               --             --

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of September 30, 2005.

                                          VALIC Company I                 VALIC Company I                VALIC Company I
                                              Capital                         Capital                    Money Market I
                                         Conservation Fund               Conservation Fund                    Fund
                                    -----------------              -----------------               ---------------
                                            Division 1                      Division 7                     Division 2
                                    -----------------              -----------------               ---------------
Contracts with Mortality and
  Expense Risk Charge of:..........           1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/          1.00% /(2)(3)(4)(5)/
                                       -----------                  --------------                  ------------
Accumulation Unit Value............      4.8780871                       2.7316826                     2.7773542
Net Assets Attributable to
  Accumulation Units Outstanding...      3,550,221                      84,116,852                     1,800,779
                                       ===========                  ==============                  ============
Accumulation Units Issued..........     12,622.130                  10,490,203.115                   140,167.226
Accumulation Units Redeemed........    (89,327.516)                 (5,473,068.504)                 (148,586.628)
                                       -----------                  --------------                  ------------
Increase (Decrease) in
  Accumulation Units Outstanding...    (76,705.386)                  5,017,134.611                    (8,419.402)
Beginning Accumulation Units
  Outstanding......................    804,609.683                  25,769,058.210                   656,879.834
                                       -----------                  --------------                  ------------
Ending Accumulation Units
  Outstanding......................    727,904.297                  30,786,192.821                   648,460.432
                                       ===========                  ==============                  ============
Contracts with Mortality and
  Expense Risk Charge of:..........                                           0.80% /(2)/
                                                                    --------------
Accumulation Unit Value............                                      2.8379150
Net Assets Attributable to
  Accumulation Units Outstanding...                                     17,516,199
                                                                    ==============
Accumulation Units Issued..........                                  2,603,433.944
Accumulation Units Redeemed........                                   (810,450.502)
                                                                    --------------
Increase (Decrease) in
  Accumulation Units Outstanding...                                  1,792,983.442
Beginning Accumulation Units
  Outstanding......................                                  4,379,223.535
                                                                    --------------
Ending Accumulation Units
  Outstanding......................                                  6,172,206.977
                                                                    ==============
Contracts with Mortality and
  Expense Risk Charge of:..........                                           0.60% /(2)/
                                                                    --------------
Accumulation Unit Value............                                      2.9524518
Net Assets Attributable to
  Accumulation Units Outstanding...                                        364,005
                                                                    ==============
Accumulation Units Issued..........                                     11,409.793
Accumulation Units Redeemed........                                    (68,337.691)
                                                                    --------------
Increase (Decrease) in
  Accumulation Units Outstanding...                                    (56,927.898)
Beginning Accumulation Units
  Outstanding......................                                    180,217.113
                                                                    --------------
Ending Accumulation Units
  Outstanding......................                                    123,289.215
                                                                    ==============
Contracts with Mortality and
  Expense Risk Charge of:..........

Accumulation Unit Value............
Net Assets Attributable to
  Accumulation Units Outstanding...

Accumulation Units Issued..........
Accumulation Units Redeemed........

Increase (Decrease) in
  Accumulation Units Outstanding...
Beginning Accumulation Units
  Outstanding......................

Ending Accumulation Units
  Outstanding......................

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value............
Net Assets Attributable to
  Accumulation Units Outstanding...

Accumulation Units Issued..........
Accumulation Units Redeemed........

Increase (Decrease) in
  Accumulation Units Outstanding...
Beginning Accumulation Units
  Outstanding......................

Ending Accumulation Units
  Outstanding......................

                                            VALIC Company I                 VALIC Company I
                                            Money Market I                   Mid Cap Index
                                                 Fund                            Fund
                                    ---------------                 ---------------
                                              Division 6                      Division 4
                                    ---------------                 ---------------
Contracts with Mortality and
  Expense Risk Charge of:..........            1.45% /(1)/                     1.45% /(1)/
                                    ---------------                 ---------------
Accumulation Unit Value............       1.0062242                       1.3137996
Net Assets Attributable to
  Accumulation Units Outstanding...         315,448                         321,843
                                    ===============                 ===============
Accumulation Units Issued..........     377,239.351                     228,700.883
Accumulation Units Redeemed........    (260,193.882)                   (106,888.193)
                                    ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units Outstanding...     117,045.469                     121,812.690
Beginning Accumulation Units
  Outstanding......................     196,450.784                     123,158.684
                                    ---------------                 ---------------
Ending Accumulation Units
  Outstanding......................     313,496.253                     244,971.374
                                    ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:..........            1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/
                                    ---------------                 ---------------
Accumulation Unit Value............       1.9610556                       9.0485094
Net Assets Attributable to
  Accumulation Units Outstanding...     254,667,817                   1,733,758,857
                                    ===============                 ===============
Accumulation Units Issued..........  53,082,552.285                  17,939,930.792
Accumulation Units Redeemed........ (52,888,112.060)                (13,496,757.065)
                                    ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units Outstanding...     194,440.225                   4,443,173.727
Beginning Accumulation Units
  Outstanding...................... 129,484,960.721                 187,108,553.976
                                    ---------------                 ---------------
Ending Accumulation Units
  Outstanding...................... 129,679,400.946                 191,551,727.703
                                    ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:..........            0.95% /(1)/                     0.95% /(1)/
                                    ---------------                 ---------------
Accumulation Unit Value............       1.0072474                       1.4645321
Net Assets Attributable to
  Accumulation Units Outstanding...              --                              --
                                    ===============                 ===============
Accumulation Units Issued..........              --                       3,721.497
Accumulation Units Redeemed........              --                     (17,997.120)
                                    ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units Outstanding...              --                     (14,275.623)
Beginning Accumulation Units
  Outstanding......................              --                      14,275.623
                                    ---------------                 ---------------
Ending Accumulation Units
  Outstanding......................              --                              --
                                    ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:..........            0.80% /(2)/                     0.80% /(2)/
                                    ---------------                 ---------------
Accumulation Unit Value............       2.0378260                       9.4519848
Net Assets Attributable to
  Accumulation Units Outstanding...      55,534,604                     257,736,329
                                    ===============                 ===============
Accumulation Units Issued..........  11,248,106.432                   5,982,006.292
Accumulation Units Redeemed........ (10,929,981.181)                 (2,224,047.917)
                                    ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units Outstanding...     318,125.251                   3,757,958.375
Beginning Accumulation Units
  Outstanding......................  26,933,761.391                  23,510,000.014
                                    ---------------                 ---------------
Ending Accumulation Units
  Outstanding......................  27,251,886.642                  27,267,958.389
                                    ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:                      0.60% /(2)/                     0.60% /(2)/
                                    ---------------                 ---------------
Accumulation Unit Value............       2.1200097                       9.8973496
Net Assets Attributable to
  Accumulation Units Outstanding...      26,057,570                      43,340,721
                                    ===============                 ===============
Accumulation Units Issued..........   3,241,482.637                     690,009.572
Accumulation Units Redeemed........  (3,436,632.378)                   (461,729.248)
                                    ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units Outstanding...    (195,149.741)                    228,280.324
Beginning Accumulation Units
  Outstanding......................  12,486,400.288                   4,150,742.662
                                    ---------------                 ---------------
Ending Accumulation Units
  Outstanding......................  12,291,250.547                   4,379,022.986
                                    ===============                 ===============

                                            VALIC Company
                                          I Asset Allocation
                                                 Fund
                                    ------------------
                                              Division 5
                                    ------------------
Contracts with Mortality and
  Expense Risk Charge of:..........             1.00% /(2)(3)(4)(5)/
                                      --------------
Accumulation Unit Value............        4.4203349
Net Assets Attributable to
  Accumulation Units Outstanding...      161,252,482
                                      ==============
Accumulation Units Issued..........    1,996,647.216
Accumulation Units Redeemed........   (8,120,498.140)
                                      --------------
Increase (Decrease) in
  Accumulation Units Outstanding...   (6,123,850.924)
Beginning Accumulation Units
  Outstanding......................   42,597,633.312
                                      --------------
Ending Accumulation Units
  Outstanding......................   36,473,782.388
                                      ==============
Contracts with Mortality and
  Expense Risk Charge of:..........             0.80% /(2)/
                                      --------------
Accumulation Unit Value............        4.6101679
Net Assets Attributable to
  Accumulation Units Outstanding...       10,440,380
                                      ==============
Accumulation Units Issued..........      814,048.168
Accumulation Units Redeemed........   (1,313,141.301)
                                      --------------
Increase (Decrease) in
  Accumulation Units Outstanding...     (499,093.133)
Beginning Accumulation Units
  Outstanding......................    2,763,735.217
                                      --------------
Ending Accumulation Units
  Outstanding......................    2,264,642.084
                                      ==============
Contracts with Mortality and
  Expense Risk Charge of:..........             0.60% /(2)/
                                      --------------
Accumulation Unit Value............        4.8185958
Net Assets Attributable to
  Accumulation Units Outstanding...          332,877
                                      ==============
Accumulation Units Issued..........       14,222.655
Accumulation Units Redeemed........      (49,648.935)
                                      --------------
Increase (Decrease) in
  Accumulation Units Outstanding...      (35,426.280)
Beginning Accumulation Units
  Outstanding......................      104,508.021
                                      --------------
Ending Accumulation Units
  Outstanding......................       69,081.741
                                      ==============
Contracts with Mortality and
  Expense Risk Charge of:..........

Accumulation Unit Value............
Net Assets Attributable to
  Accumulation Units Outstanding...

Accumulation Units Issued..........
Accumulation Units Redeemed........

Increase (Decrease) in
  Accumulation Units Outstanding...
Beginning Accumulation Units
  Outstanding......................

Ending Accumulation Units
  Outstanding......................

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value............
Net Assets Attributable to
  Accumulation Units Outstanding...

Accumulation Units Issued..........
Accumulation Units Redeemed........

Increase (Decrease) in
  Accumulation Units Outstanding...
Beginning Accumulation Units
  Outstanding......................

Ending Accumulation Units
  Outstanding......................


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                      VALIC Company I                   VALIC Company I          VALIC Company I
                                   Government Securities                  Stock Index              Stock Index
                                           Fund                              Fund                     Fund
                               ---------------------             ---------------                ---------------
                                        Division 8                       Division 10A             Division 10B
                               ---------------------             ---------------                ---------------
Contracts with Mortality and
  Expense Risk Charge of:.....              1.00% /(2)(3)(4)(5)/           1.00% /(2)(3)(4)(5)/        0.2992% /(3)/
                                  --------------                 --------------                   -----------
Accumulation Unit Value.......         2.7667789                     22.7139181                    37.9187037
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       104,625,183                    235,471,803                    20,039,470
                                  ==============                 ==============                   ===========
Accumulation Units Issued.....     3,068,913.041                     85,368.610                     6,360.462
Accumulation Units Redeemed...    (6,456,311.478)                  (952,343.381)                  (56,649.374)
                                  --------------                 --------------                   -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (3,387,398.437)                  (866,974.771)                  (50,288.912)
Beginning Accumulation Units
  Outstanding.................    41,196,574.511                 11,233,825.686                   578,774.002
                                  --------------                 --------------                   -----------
Ending Accumulation Units
  Outstanding.................    37,809,176.074                 10,366,850.915                   528,485.090
                                  ==============                 ==============                   ===========
Contracts with Mortality and
  Expense Risk Charge of:.....              0.80% /(2)/
                                  --------------
Accumulation Unit Value.......         2.8743981
Net Assets Attributable to
  Accumulation Units
  Outstanding.................        11,087,032
                                  ==============
Accumulation Units Issued.....     1,050,605.917
Accumulation Units Redeemed...    (1,151,943.836)
                                  --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................      (101,337.919)
Beginning Accumulation Units
  Outstanding.................     3,958,504.266
                                  --------------
Ending Accumulation Units
  Outstanding.................     3,857,166.347
                                  ==============
Contracts with Mortality and
  Expense Risk Charge of:.....              0.60% /(2)/
                                  --------------
Accumulation Unit Value.......         2.9903628
Net Assets Attributable to
  Accumulation Units
  Outstanding.................           791,524
                                  ==============
Accumulation Units Issued.....        39,250.873
Accumulation Units Redeemed...       (70,185.290)
                                  --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................       (30,934.417)
Beginning Accumulation Units
  Outstanding.................       295,625.946
                                  --------------
Ending Accumulation Units
  Outstanding.................       264,691.529
                                  ==============
Contracts with Mortality and
  Expense Risk Charge of:.....

Accumulation Unit Value.......
Net Assets Attributable to
  Accumulation Units
  Outstanding.................

Accumulation Units Issued.....
Accumulation Units Redeemed...

Increase (Decrease) in
  Accumulation Units
  Outstanding.................
Beginning Accumulation Units
  Outstanding.................

Ending Accumulation Units
  Outstanding.................

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value.......
Net Assets Attributable to
  Accumulation Units
  Outstanding.................

Accumulation Units Issued.....
Accumulation Units Redeemed...

Increase (Decrease) in
  Accumulation Units
  Outstanding.................
Beginning Accumulation Units
  Outstanding.................

Ending Accumulation Units
  Outstanding.................

                                       VALIC Company I                VALIC Company I                VALIC Company I
                                         Stock Index                    Stock Index               International Equities
                                            Fund                           Fund                            Fund
                               ---------------                 ---------------                ----------------------
                                        Division 10C                   Division 10D                    Division 11
                               ---------------                 ---------------                ----------------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.45% /(1)/                    1.00% /(2)(3)(4)(5)/               1.00% /(2)(3)(4)(5)/
                               ---------------                  -------------                    ---------------
Accumulation Unit Value.......       0.9193255                      8.5449160                          1.5445014
Net Assets Attributable to
  Accumulation Units
  Outstanding.................         176,781                     26,966,253                        494,961,443
                               ===============                  =============                    ===============
Accumulation Units Issued.....     143,473.845                     21,744.682                    148,980,521.211
Accumulation Units Redeemed...     (61,496.393)                  (332,515.446)                   (65,531,549.156)
                               ---------------                  -------------                    ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................      81,977.452                   (310,770.764)                    83,448,972.055
Beginning Accumulation Units
  Outstanding.................     110,317.228                  3,466,864.789                    236,854,402.705
                               ---------------                  -------------                    ---------------
Ending Accumulation Units
  Outstanding.................     192,294.680                  3,156,094.025                    320,303,374.760
                               ===============                  =============                    ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/                                              0.80% /(2)/
                               ---------------                                                   ---------------
Accumulation Unit Value.......       4.8214693                                                         1.5941308
Net Assets Attributable to
  Accumulation Units
  Outstanding.................   3,470,870,508                                                        79,010,476
                               ===============                                                   ===============
Accumulation Units Issued.....  36,327,482.507                                                    30,920,121.149
Accumulation Units Redeemed... (50,006,627.895)                                                   (9,715,631.212)
                               ---------------                                                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding................. (13,679,145.388)                                                   21,204,489.937
Beginning Accumulation Units
  Outstanding................. 733,408,189.567                                                    28,358,867.940
                               ---------------                                                   ---------------
Ending Accumulation Units
  Outstanding................. 719,729,044.179                                                    49,563,357.877
                               ===============                                                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.95% /(1)/                                                       0.60% /(2)/
                               ---------------                                                   ---------------
Accumulation Unit Value.......       1.2593924                                                         1.6460423
Net Assets Attributable to
  Accumulation Units
  Outstanding.................              --                                                         1,134,440
                               ===============                                                   ===============
Accumulation Units Issued.....              --                                                       341,316.091
Accumulation Units Redeemed...              --                                                      (151,095.080)
                               ---------------                                                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................              --                                                       190,221.011
Beginning Accumulation Units
  Outstanding.................              --                                                       498,971.708
                               ---------------                                                   ---------------
Ending Accumulation Units
  Outstanding.................              --                                                       689,192.719
                               ===============                                                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/
                               ---------------
Accumulation Unit Value.......       4.9921791
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     494,381,361
                               ===============
Accumulation Units Issued.....  18,367,500.178
Accumulation Units Redeemed...  (7,244,904.866)
                               ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  11,122,595.312
Beginning Accumulation Units
  Outstanding.................  87,908,580.101
                               ---------------
Ending Accumulation Units
  Outstanding.................  99,031,175.413
                               ===============
Contracts with Mortality and
  Expense Risk Charge of:                 0.60% /(2)/
                               ---------------
Accumulation Unit Value.......       0.9193255
Net Assets Attributable to
  Accumulation Units
  Outstanding.................         176,781
                               ---------------
Accumulation Units Issued.....   1,641,379.285
Accumulation Units Redeemed...  (3,011,360.129)
                               ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (1,369,980.844)
Beginning Accumulation Units
  Outstanding.................     110,317.228
                               ---------------
Ending Accumulation Units
  Outstanding.................  (1,259,663.616)
                               ===============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                      VALIC Company I                 VALIC Company I                    VALIC Company I
                                      Social Awareness             Int'l Government Bond                 Small Cap Index
                                            Fund                           Fund                               Fund
                               ----------------                ---------------------             ---------------
                                        Division 12                     Division 13                        Division 14
                               ----------------                ---------------------             ---------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.45% /(1)/                       1.00% /(2)(3)(4)(5)/            1.45% /(1)/
                               ---------------                    --------------                 ---------------
Accumulation Unit Value.......       0.9114497                         2.2149657                       1.2763118
Net Assets Attributable to
  Accumulation Units
  Outstanding.................          19,220                       127,014,191                         182,573
                               ===============                    ==============                 ===============
Accumulation Units Issued.....      18,509.566                     4,349,968.896                     112,084.020
Accumulation Units Redeemed...     (21,489.320)                   (7,860,336.153)                    (65,127.874)
                               ---------------                    --------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................      (2,979.754)                   (3,510,367.257)                     46,956.146
Beginning Accumulation Units
  Outstanding.................      24,066.558                    60,844,213.118                      96,091.088
                               ---------------                    --------------                 ---------------
Ending Accumulation Units
  Outstanding.................      21,086.804                    57,333,845.861                     143,047.234
                               ===============                    ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/              0.80% /(2)/                     1.00% /(2)(3)(4)(5)/
                               ---------------                    --------------                 ---------------
Accumulation Unit Value.......       3.6460301                         2.2760304                       3.3127765
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     331,404,336                        17,372,423                     705,019,684
                               ===============                    ==============                 ===============
Accumulation Units Issued.....   3,090,347.737                     1,587,178.460                  55,853,778.473
Accumulation Units Redeemed... (13,727,826.107)                   (1,412,491.189)                (16,561,566.200)
                               ---------------                    --------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding................. (10,637,478.370)                      174,687.271                  39,292,212.273
Beginning Accumulation Units
  Outstanding................. 101,522,958.614                     7,458,085.523                 173,433,639.576
                               ---------------                    --------------                 ---------------
Ending Accumulation Units
  Outstanding.................  90,885,480.244                     7,632,772.794                 212,725,851.849
                               ===============                    ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.95% /(1)/                       0.60% /(2)/                     0.95% /(1)/
                               ---------------                    --------------                 ---------------
Accumulation Unit Value.......       1.2291582                         2.3407082                       1.4583045
Net Assets Attributable to
  Accumulation Units
  Outstanding.................              --                         1,757,075                              --
                               ===============                    ==============                 ===============
Accumulation Units Issued.....              --                       166,235.540                       4,490.925
Accumulation Units Redeemed...              --                      (348,369.821)                     (4,490.925)
                               ---------------                    --------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................              --                      (182,134.281)                             --
Beginning Accumulation Units
  Outstanding.................              --                       932,793.991                              --
                               ---------------                    --------------                 ---------------
Ending Accumulation Units
  Outstanding.................              --                       750,659.710                              --
                               ===============                    ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                                                       0.80% /(2)/
                               ---------------                                                   ---------------
Accumulation Unit Value.......       3.7576015                                                         3.3983430
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      45,714,139                                                       114,047,535
                               ===============                                                   ===============
Accumulation Units Issued.....   3,011,766.931                                                    12,012,604.618
Accumulation Units Redeemed...  (2,259,447.288)                                                   (3,169,963.201)
                               ---------------                                                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................     752,319.643                                                     8,842,641.417
Beginning Accumulation Units
  Outstanding.................  11,413,456.632                                                    24,717,107.025
                               ---------------                                                   ---------------
Ending Accumulation Units
  Outstanding.................  12,165,776.275                                                    33,559,748.442
                               ===============                                                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                                                       0.60% /(2)/
                               ---------------                                                   ---------------
Accumulation Unit Value.......       3.8799316                                                         3.4909090
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       3,493,990                                                        11,289,484
                               ===============                                                   ===============
Accumulation Units Issued.....      27,611.621                                                       882,808.360
Accumulation Units Redeemed...    (135,011.306)                                                     (660,347.017)
                               ---------------                                                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (107,399.685)                                                      222,461.343
Beginning Accumulation Units
  Outstanding.................   1,007,928.350                                                     3,011,505.470
                               ---------------                                                   ---------------
Ending Accumulation Units
  Outstanding.................     900,528.665                                                     3,233,966.813
                               ===============                                                   ===============

                                       VALIC Company I                 VALIC Company I                VALIC Company I
                                         Core Equity                   Growth & Income              Science & Technology
                                            Fund                            Fund                            Fund
                               ---------------                 ---------------                 --------------------
                                         Division 15                     Division 16                    Division 17
                               ---------------                 ---------------                 --------------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/            1.45% /(1)/                       1.45% /(1)/
                               ---------------                 ---------------                   ---------------
Accumulation Unit Value.......       2.1062722                       0.9036271                         0.5050525
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     450,513,267                          37,061                            23,456
                               ===============                 ===============                   ===============
Accumulation Units Issued.....   2,882,846.051                      18,512.846                        28,923.859
Accumulation Units Redeemed... (40,461,784.780)                     (1,188.992)                       (6,325.925)
                               ---------------                 ---------------                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding................. (37,578,938.729)                     17,323.854                        22,597.934
Beginning Accumulation Units
  Outstanding................. 251,456,489.903                      23,689.216                        23,845.625
                               ---------------                 ---------------                   ---------------
Ending Accumulation Units
  Outstanding................. 213,877,551.174                      41,013.070                        46,443.559
                               ===============                 ===============                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                     1.00% /(2)(3)(4)(5)/              1.00% /(2)(3)(4)(5)/
                               ---------------                 ---------------                   ---------------
Accumulation Unit Value.......       2.1522583                       2.1764033                         2.1740954
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      57,815,368                     134,175,631                       984,393,244
                               ===============                 ===============                   ===============
Accumulation Units Issued.....   3,505,954.426                   1,844,535.308                     6,508,796.345
Accumulation Units Redeemed...  (5,107,812.946)                (10,884,564.183)                  (89,434,321.081)
                               ---------------                 ---------------                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (1,601,858.520)                 (9,040,028.875)                  (82,925,524.736)
Beginning Accumulation Units
  Outstanding.................  28,464,511.647                  70,686,111.393                   535,674,505.046
                               ---------------                 ---------------                   ---------------
Ending Accumulation Units
  Outstanding.................  26,862,653.127                  61,646,082.518                   452,748,980.310
                               ===============                 ===============                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                     0.95% /(1)/                       0.95% /(1)/
                               ---------------                 ---------------                   ---------------
Accumulation Unit Value.......       2.2020169                       1.2327972                         1.2164271
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       5,243,582                              --                                --
                               ===============                 ===============                   ===============
Accumulation Units Issued.....      86,421.887                       2,302.683                                --
Accumulation Units Redeemed...    (671,350.488)                     (2,302.683)                               --
                               ---------------                 ---------------                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (584,928.601)                             --                                --
Beginning Accumulation Units
  Outstanding.................   2,966,191.785                              --                                --
                               ---------------                 ---------------                   ---------------
Ending Accumulation Units
  Outstanding.................   2,381,263.184                              --                                --
                               ===============                 ===============                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....                                            0.80% /(2)/                       0.80% /(2)/
                                                               ---------------                   ---------------
Accumulation Unit Value.......                                       2.2240358                         2.2211208
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                      12,806,635                       145,937,801
                                                               ===============                   ===============
Accumulation Units Issued.....                                   1,085,129.407                     8,747,391.069
Accumulation Units Redeemed...                                  (1,422,745.186)                  (12,160,086.047)
                                                               ---------------                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                                    (337,615.779)                   (3,412,694.978)
Beginning Accumulation Units
  Outstanding.................                                   6,095,902.177                    69,117,271.482
                                                               ---------------                   ---------------
Ending Accumulation Units
  Outstanding.................                                   5,758,286.398                    65,704,576.504
                                                               ===============                   ===============
Contracts with Mortality and
  Expense Risk Charge of:.....                                            0.60% /(2)/                       0.60% /(2)/
                                                               ---------------                   ---------------
Accumulation Unit Value.......                                       2.2754714                         2.2725465
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                         757,262                        28,603,647
                                                               ===============                   ===============
Accumulation Units Issued.....                                      35,601.283                     1,237,754.764
Accumulation Units Redeemed...                                     (81,562.687)                   (2,571,805.981)
                                                               ---------------                   ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                                     (45,961.404)                   (1,334,051.217)
Beginning Accumulation Units
  Outstanding.................                                     378,754.677                    13,920,657.006
                                                               ---------------                   ---------------
Ending Accumulation Units
  Outstanding.................                                     332,793.273                    12,586,605.789
                                                               ===============                   ===============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                       VALIC Company I            Templeton Global           VALIC Company I
                                          Small Cap               Asset Allocation        International Growth I
                                            Fund                        Fund                       Fund
                               ---------------                 ----------------       ----------------------
                                         Division 18                Division 19                Division 20
                               ---------------                 ----------------       ----------------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/            1.25% /(2)/               1.00% /(2)(3)(4)(5)/
                               ---------------                 ---------------           ---------------
Accumulation Unit Value.......       2.6624776                       2.6114923                 1.7691594
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     564,161,626                     335,695,956               351,042,237
                               ===============                 ===============           ===============
Accumulation Units Issued.....   4,432,489.780                  13,542,875.074             5,418,919.618
Accumulation Units Redeemed... (30,780,065.957)                (10,869,130.365)          (28,145,300.332)
                               ---------------                 ---------------           ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding................. (26,347,576.177)                  2,673,744.709           (22,726,380.714)
Beginning Accumulation Units
  Outstanding................. 238,225,869.610                 125,830,414.356           221,133,104.569
                               ---------------                 ---------------           ---------------
Ending Accumulation Units
  Outstanding................. 211,878,293.433                 128,504,159.065           198,406,723.855
                               ===============                 ===============           ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                     1.05% /(2)/               0.80% /(2)/
                               ---------------                 ---------------           ---------------
Accumulation Unit Value.......       2.7326362                       2.6981810                 1.8151548
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      53,027,324                      53,393,139                37,453,237
                               ===============                 ===============           ===============
Accumulation Units Issued.....   4,224,563.118                   6,288,800.586             5,214,087.668
Accumulation Units Redeemed...  (3,183,986.378)                 (2,511,275.825)           (5,133,640.758)
                               ---------------                 ---------------           ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   1,040,576.740                   3,777,524.761                80,446.910
Beginning Accumulation Units
  Outstanding.................  18,364,613.120                  16,011,043.569            20,553,185.048
                               ---------------                 ---------------           ---------------
Ending Accumulation Units
  Outstanding.................  19,405,189.860                  19,788,568.330            20,633,631.958
                               ===============                 ===============           ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                     0.85% /(2)/               0.60% /(2)/
                               ---------------                 ---------------           ---------------
Accumulation Unit Value.......       2.8164852                       2.7925432                 1.8645971
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      15,099,732                       9,494,784                 7,766,112
                               ===============                 ===============           ===============
Accumulation Units Issued.....     353,859.119                     550,517.622               324,678.758
Accumulation Units Redeemed...  (1,236,919.330)                   (484,176.941)           (1,096,964.916)
                               ---------------                 ---------------           ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (883,060.211)                     66,340.681              (772,286.158)
Beginning Accumulation Units
  Outstanding.................   6,244,257.308                   3,333,708.214             4,937,320.908
                               ---------------                 ---------------           ---------------
Ending Accumulation Units
  Outstanding.................   5,361,197.097                   3,400,048.895             4,165,034.750
                               ===============                 ===============           ===============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                                       VALIC Company I                    Vanguard                          Vanguard
                                       Income & Growth               Long-Term Corporate               Long-Term Treasury
                                            Fund                            Fund                              Fund
                               ---------------                 -------------------               ------------------
                                         Division 21                     Division 22                      Division 23
                               ---------------                 -------------------               ------------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/              1.00% /(2)(3)(4)(5)/             1.00% /(2)(3)(4)(5)/
                               ---------------                   ---------------                  ---------------
Accumulation Unit Value.......       1.6383361                         1.8633745                        1.9003395
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     191,062,123                       174,654,554                      271,372,155
                               ===============                   ===============                  ===============
Accumulation Units Issued.....   5,131,396.294                    15,981,551.741                   20,625,572.219
Accumulation Units Redeemed... (14,469,636.529)                  (11,227,538.562)                 (11,673,878.704)
                               ---------------                   ---------------                  ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (9,338,240.235)                    4,754,013.179                    8,951,693.515
Beginning Accumulation Units
  Outstanding................. 125,944,346.896                    88,934,346.618                  133,801,993.203
                               ---------------                   ---------------                  ---------------
Ending Accumulation Units
  Outstanding................. 116,606,106.661                    93,688,359.797                  142,753,686.718
                               ===============                   ===============                  ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                       0.80% /(2)/                      0.80% /(2)/
                               ---------------                   ---------------                  ---------------
Accumulation Unit Value.......       1.6985158                         1.9502624                        1.9716739
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      34,949,875                        35,825,852                       53,302,246
                               ===============                   ===============                  ===============
Accumulation Units Issued.....   3,040,986.120                     5,302,150.773                    6,423,757.472
Accumulation Units Redeemed...  (7,535,475.441)                   (2,991,368.540)                  (3,307,864.998)
                               ---------------                   ---------------                  ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (4,494,489.321)                    2,310,782.233                    3,115,892.474
Beginning Accumulation Units
  Outstanding.................  25,071,204.359                    16,058,977.368                   23,918,115.162
                               ---------------                   ---------------                  ---------------
Ending Accumulation Units
  Outstanding.................  20,576,715.038                    18,369,759.601                   27,034,007.636
                               ===============                   ===============                  ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                       0.60% /(2)/                      0.60% /(2)/
                               ---------------                   ---------------                  ---------------
Accumulation Unit Value.......       1.7670739                         2.0489858                        2.0498313
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       5,798,601                         5,476,604                        8,139,397
                               ===============                   ===============                  ===============
Accumulation Units Issued.....     135,040.688                       240,404.494                      358,652.197
Accumulation Units Redeemed...    (749,972.542)                     (887,482.635)                    (894,560.661)
                               ---------------                   ---------------                  ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (614,931.854)                     (647,078.141)                    (535,908.464)
Beginning Accumulation Units
  Outstanding.................   3,896,402.193                     3,319,914.646                    4,506,672.521
                               ---------------                   ---------------                  ---------------
Ending Accumulation Units
  Outstanding.................   3,281,470.339                     2,672,836.505                    3,970,764.057
                               ===============                   ===============                  ===============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                     Vanguard               Vanguard                     Putnam
                                    Windsor II             Wellington               New Opportunities
                                       Fund                   Fund                        Fund
                               ---------------        ---------------        -----------------
                                    Division 24            Division 25                 Division 26
                               ---------------        ---------------        -----------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.25% /(2)/            1.25% /(2)/             1.45% /(1)/
                               ---------------        ---------------         ---------------
Accumulation Unit Value.......       2.2513689              2.1570579               0.7003985
Net Assets Attributable to
  Accumulation Units
  Outstanding.................   1,260,046,205          1,033,141,117                  19,380
                               ===============        ===============         ===============
Accumulation Units Issued.....  57,545,409.742         54,783,016.895               3,250.256
Accumulation Units Redeemed... (26,238,716.909)       (32,583,750.317)             (3,250.256)
                               ---------------        ---------------         ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  31,306,692.833         22,199,266.578                      --
Beginning Accumulation Units
  Outstanding................. 528,169,401.554        456,579,572.674              27,670.195
                               ---------------        ---------------         ---------------
Ending Accumulation Units
  Outstanding................. 559,476,094.387        478,778,839.252              27,670.195
                               ===============        ===============         ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            1.05% /(2)/            1.05% /(2)/             1.00% /(2)(3)(4)(5)/
                               ---------------        ---------------         ---------------
Accumulation Unit Value.......       2.3359328              2.2556666               1.2419658
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     245,265,324            183,602,022             447,559,355
                               ===============        ===============         ===============
Accumulation Units Issued.....  23,858,312.778         16,222,312.562           5,897,916.767
Accumulation Units Redeemed...  (6,207,115.105)       (10,549,028.979)        (65,484,924.038)
                               ---------------        ---------------         ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  17,651,197.673          5,673,283.583         (59,587,007.271)
Beginning Accumulation Units
  Outstanding.................  87,345,540.754         75,722,619.634         419,910,501.308
                               ---------------        ---------------         ---------------
Ending Accumulation Units
  Outstanding................. 104,996,738.427         81,395,903.217         360,323,494.037
                               ===============        ===============         ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.85% /(2)/            0.85% /(2)/             0.95% /(1)/
                               ---------------        ---------------         ---------------
Accumulation Unit Value.......       2.4326443              2.3698351               1.2945570
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      68,319,866             44,574,893                      --
                               ===============        ===============         ===============
Accumulation Units Issued.....   3,312,938.942          2,332,890.823                      --
Accumulation Units Redeemed...  (4,006,425.103)        (3,477,346.357)                     --
                               ---------------        ---------------         ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (693,486.161)        (1,144,455.534)                     --
Beginning Accumulation Units
  Outstanding.................  28,778,095.531         19,953,735.711                      --
                               ---------------        ---------------         ---------------
Ending Accumulation Units
  Outstanding.................  28,084,609.370         18,809,280.177                      --
                               ===============        ===============         ===============
Contracts with Mortality and
  Expense Risk Charge of:.....                                                           0.80%/ (2)/
                                                                              ---------------
Accumulation Unit Value.......                                                      1.2764444
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                                     92,481,881
                                                                              ===============
Accumulation Units Issued.....                                                  5,164,575.453
Accumulation Units Redeemed...                                                (16,659,093.721)
                                                                              ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                                                (11,494,518.268)
Beginning Accumulation Units
  Outstanding.................                                                 83,947,245.700
                                                                              ---------------
Ending Accumulation Units
  Outstanding.................                                                 72,452,727.432
                                                                              ===============
Contracts with Mortality and
  Expense Risk Charge of:.....                                                           0.60% /(2)/
                                                                              ---------------
Accumulation Unit Value.......                                                      1.3156132
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                                     22,777,632
                                                                              ===============
Accumulation Units Issued.....                                                    359,239.456
Accumulation Units Redeemed...                                                 (5,695,558.334)
                                                                              ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                                                 (5,336,318.878)
Beginning Accumulation Units
  Outstanding.................                                                 22,649,638.041
                                                                              ---------------
Ending Accumulation Units
  Outstanding.................                                                 17,313,319.163
                                                                              ===============

                                         Putnam OTC                         Putnam                     VALIC Company I
                                      & Emerging Growth                  Global Equity                 Large Cap Growth
                                            Fund                             Fund                            Fund
                               -----------------                ---------------                 ----------------
                                         Division 27                      Division 28                    Division 30
                               -----------------                ---------------                 ----------------
Contracts with Mortality and
  Expense Risk Charge of:.....             1.45% /(1)/                     1.45% /(1)/                     1.00% /(2)(3)(4)(5)/
                                ---------------                 ---------------                 ---------------
Accumulation Unit Value.......        0.5505406                       0.8650763                       1.1063462
Net Assets Attributable to
  Accumulation Units
  Outstanding.................               --                          32,841                     290,967,624
                                ===============                 ===============                 ===============
Accumulation Units Issued.....               --                      46,009.641                   4,508,014.956
Accumulation Units Redeemed...               --                     (26,802.496)                (49,285,591.180)
                                ---------------                 ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................               --                      19,207.145                 (44,777,576.224)
Beginning Accumulation Units
  Outstanding.................        3,333.439                      18,756.105                 307,761,676.611
                                ---------------                 ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................        3,333.439                      37,963.250                 262,984,100.387
                                ===============                 ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....             1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/            0.80% /(2)/
                                ---------------                 ---------------                 ---------------
Accumulation Unit Value.......        0.6086069                       1.3934228                       1.1476435
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      160,278,207                     296,023,685                      44,238,422
                                ===============                 ===============                 ===============
Accumulation Units Issued.....   12,074,774.834                   4,875,234.338                   3,502,118.626
Accumulation Units Redeemed...  (57,948,248.830)                (31,859,429.046)                (12,972,001.377)
                                ---------------                 ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (45,873,473.996)                (26,984,194.708)                 (9,469,882.751)
Beginning Accumulation Units
  Outstanding.................  309,213,036.113                 239,392,830.783                  48,017,065.130
                                ---------------                 ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................  263,339,562.117                 212,408,636.075                  38,547,182.379
                                ===============                 ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....             0.95% /(1)/                     0.95% /(1)/                     0.60% /(2)/
                                ---------------                 ---------------                 ---------------
Accumulation Unit Value.......        1.2463391                       1.3686211                       1.1939741
Net Assets Attributable to
  Accumulation Units
  Outstanding.................               --                              --                      13,716,518
                                ===============                 ===============                 ===============
Accumulation Units Issued.....               --                              --                     188,260.412
Accumulation Units Redeemed...               --                      (8,660.361)                 (5,167,908.566)
                                ---------------                 ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................               --                      (8,660.361)                 (4,979,648.154)
Beginning Accumulation Units
  Outstanding.................               --                       8,660.361                  16,467,767.826
                                ---------------                 ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................               --                              --                  11,488,119.672
                                ===============                 ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....             0.80% /(2)/                     0.80% /(2)/
                                ---------------                 ---------------
Accumulation Unit Value.......        0.6315911                       1.4466486
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       26,082,368                      63,960,066
                                ===============                 ===============
Accumulation Units Issued.....    4,933,208.402                   6,441,047.756
Accumulation Units Redeemed...   (8,390,651.473)                 (6,330,379.453)
                                ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   (3,457,443.071)                    110,668.303
Beginning Accumulation Units
  Outstanding.................   44,753,733.998                  44,101,911.228
                                ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................   41,296,290.927                  44,212,579.531
                                ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....             0.60% /(2)/                     0.60% /(2)/
                                ---------------                 ---------------
Accumulation Unit Value.......        0.6573228                       1.5055363
Net Assets Attributable to
  Accumulation Units
  Outstanding.................        4,953,391                      20,746,724
                                ===============                 ===============
Accumulation Units Issued.....      729,192.330                   1,623,263.690
Accumulation Units Redeemed...   (1,842,365.180)                 (1,965,294.197)
                                ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   (1,113,172.850)                   (342,030.507)
Beginning Accumulation Units
  Outstanding.................    8,648,878.093                  14,122,318.448
                                ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................    7,535,705.243                  13,780,287.941
                                ===============                 ===============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                               American                    Templeton               VALIC Company II
                                             Century Ultra                  Foreign             International Growth II
                                                 Fund                        Fund                        Fund
                                         ---------------        ---------------                 -----------------------
                                              Division 31                 Division 32                 Division 33
                                         ---------------        ---------------                 -----------------------
Contracts with Mortality and Expense
  Risk Charge of:.......................            1.45% /(1)/            1.00% /(2)(3)(4)(5)/               0.75% /(2)/
                                         ---------------        ---------------                     --------------
Accumulation Unit Value.................       0.8318167              1.8867287                          1.5767268
Net Assets Attributable to Accumulation
  Units Outstanding.....................          45,682            509,997,908                        129,504,273
                                         ===============        ===============                     ==============
Accumulation Units Issued...............      33,343.052         30,092,803.808                     72,722,405.448
Accumulation Units Redeemed.............     (47,782.849)       (18,189,254.107)                    (5,662,970.146)
                                         ---------------        ---------------                     --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................     (14,439.797)        11,903,549.701                     67,059,435.302
Beginning Accumulation Units Outstanding      69,358.688        258,324,963.871                     15,047,066.661
                                         ---------------        ---------------                     --------------
Ending Accumulation Units Outstanding...      54,918.891        270,228,513.572                     82,106,501.963
                                         ===============        ===============                     ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            1.04% /(2)/            0.80% /(2)/                        0.55% /(2)/
                                         ---------------        ---------------                     --------------
Accumulation Unit Value.................       1.5967503              1.9575005                          1.5991523
Net Assets Attributable to Accumulation
  Units Outstanding.....................     812,781,159            102,046,064                         18,209,379
                                         ===============        ===============                     ==============
Accumulation Units Issued...............  12,922,373.925         11,644,204.503                      9,806,605.721
Accumulation Units Redeemed............. (72,491,881.140)        (5,776,938.340)                    (1,186,207.979)
                                         ---------------        ---------------                     --------------
Increase (Decrease) in Accumulation
  Units Outstanding..................... (59,569,507.215)         5,867,266.163                      8,620,397.742
Beginning Accumulation Units Outstanding 568,496,247.512         46,263,531.785                      2,766,497.145
                                         ---------------        ---------------                     --------------
Ending Accumulation Units Outstanding... 508,926,740.297         52,130,797.948                     11,386,894.887
                                         ===============        ===============                     ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.95% /(1)/            0.60% /(2)/                        0.35% /(2)/
                                         ---------------        ---------------                     --------------
Accumulation Unit Value.................       1.1727801              2.0365307                          1.6219888
Net Assets Attributable to Accumulation
  Units Outstanding.....................              --             16,494,885                          4,074,913
                                         ===============        ===============                     ==============
Accumulation Units Issued...............              --          1,360,140.475                      2,512,512.170
Accumulation Units Redeemed.............              --           (999,372.491)                      (569,580.489)
                                         ---------------        ---------------                     --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................              --            360,767.984                      1,942,931.681
Beginning Accumulation Units Outstanding              --          7,738,734.413                        569,362.148
                                         ---------------        ---------------                     --------------
Ending Accumulation Units Outstanding...              --          8,099,502.397                      2,512,293.829
                                         ===============        ===============                     ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.84% /(2)/
                                         ---------------
Accumulation Unit Value.................       1.6695473
Net Assets Attributable to Accumulation
  Units Outstanding.....................     153,424,727
                                         ===============
Accumulation Units Issued...............  11,383,113.652
Accumulation Units Redeemed............. (12,542,166.609)
                                         ---------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................  (1,159,052.957)
Beginning Accumulation Units Outstanding  93,055,058.716
                                         ---------------
Ending Accumulation Units Outstanding...  91,896,005.759
                                         ===============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.64% /(2)/
                                         ---------------
Accumulation Unit Value.................       1.7511437
Net Assets Attributable to Accumulation
  Units Outstanding.....................      33,776,771
                                         ===============
Accumulation Units Issued...............   2,272,301.462
Accumulation Units Redeemed.............  (2,572,114.382)
                                         ---------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................    (299,812.920)
Beginning Accumulation Units Outstanding  19,588,219.166
                                         ---------------
Ending Accumulation Units Outstanding...  19,288,406.246
                                         ===============

                                           VALIC Company II       VALIC Company II       VALIC Company II
                                           Small Cap Growth       Small Cap Value         Mid Cap Growth
                                                 Fund                   Fund                   Fund
                                         ----------------       ----------------       ----------------
                                             Division 35            Division 36            Division 37
                                         ----------------       ----------------       ----------------
Contracts with Mortality and Expense
  Risk Charge of:.......................            1.45% /(1)/            0.75% /(2)/            0.75% /(2)/
                                          --------------         --------------         --------------
Accumulation Unit Value.................       0.8230302              2.0733804              1.1189472
Net Assets Attributable to Accumulation
  Units Outstanding.....................          49,918             72,248,149             39,989,619
                                          ==============         ==============         ==============
Accumulation Units Issued...............      24,056.022          6,203,921.090          3,536,475.410
Accumulation Units Redeemed.............     (12,014.651)        (7,830,305.944)        (6,495,904.528)
                                          --------------         --------------         --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................      12,041.371         (1,626,384.854)        (2,959,429.118)
Beginning Accumulation Units Outstanding      48,609.907         36,450,363.716         38,689,360.409
                                          --------------         --------------         --------------
Ending Accumulation Units Outstanding...      60,651.278         34,823,978.862         35,729,931.291
                                          ==============         ==============         ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.95% /(1)/            0.55% /(2)/            0.55% /(2)/
                                          --------------         --------------         --------------
Accumulation Unit Value.................       1.3929566              2.1027894              1.1348147
Net Assets Attributable to Accumulation
  Units Outstanding.....................              --             11,977,273              7,170,266
                                          ==============         ==============         ==============
Accumulation Units Issued...............           0.003          1,754,951.716          1,336,474.963
Accumulation Units Redeemed.............     (10,375.184)        (1,343,754.800)        (1,212,546.979)
                                          --------------         --------------         --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................     (10,375.181)           411,196.916            123,927.984
Beginning Accumulation Units Outstanding      10,375.181          5,284,700.474          6,194,518.446
                                          --------------         --------------         --------------
Ending Accumulation Units Outstanding...              --          5,695,897.390          6,318,446.430
                                          ==============         ==============         ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.75% /(2)/            0.35% /(2)/            0.35% /(2)/
                                          --------------         --------------         --------------
Accumulation Unit Value.................       1.4679884              2.1328271              1.1510703
Net Assets Attributable to Accumulation
  Units Outstanding.....................      33,897,605             11,033,844              1,232,048
                                          ==============         ==============         ==============
Accumulation Units Issued...............   3,762,127.478          1,097,839.209            118,645.907
Accumulation Units Redeemed.............  (4,117,247.623)          (528,598.071)          (345,608.262)
                                          --------------         --------------         --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................    (355,120.145)           569,241.138           (226,962.355)
Beginning Accumulation Units Outstanding  23,438,773.564          4,604,100.818          1,297,312.393
                                          --------------         --------------         --------------
Ending Accumulation Units Outstanding...  23,083,653.419          5,173,341.956          1,070,350.038
                                          ==============         ==============         ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.55% /(2)/
                                          --------------
Accumulation Unit Value.................       1.4888445
Net Assets Attributable to Accumulation
  Units Outstanding.....................       6,038,132
                                          ==============
Accumulation Units Issued...............   1,062,040.558
Accumulation Units Redeemed.............    (640,266.391)
                                          --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................     421,774.167
Beginning Accumulation Units Outstanding   3,633,808.333
                                          --------------
Ending Accumulation Units Outstanding...   4,055,582.500
                                          ==============
Contracts with Mortality and Expense
  Risk Charge of:.......................            0.35% /(2)/
                                          --------------
Accumulation Unit Value.................       1.5101368
Net Assets Attributable to Accumulation
  Units Outstanding.....................       2,704,368
                                          ==============
Accumulation Units Issued...............     158,768.929
Accumulation Units Redeemed.............    (870,668.913)
                                          --------------
Increase (Decrease) in Accumulation
  Units Outstanding.....................    (711,899.984)
Beginning Accumulation Units Outstanding   2,502,710.160
                                          --------------
Ending Accumulation Units Outstanding...   1,790,810.176
                                          ==============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                 VALIC Company II       VALIC Company II         VALIC Company II       VALIC Company II
                                  Mid Cap Value       Capital Appreciation       Large Cap Value            Socially
                                       Fund                   Fund                     Fund             Responsible Fund
                               ----------------       --------------------     ----------------      ----------------
                                   Division 38            Division 39              Division 40            Division 41
                               ----------------       --------------------     ----------------      ----------------
Contracts with Mortality and
  Expense Risk Charge of:.....            0.75% /(2)/              1.45% /(1)/            0.75%/(2)/            0.75% /(2)/
                                --------------           --------------         --------------       ---------------
Accumulation Unit Value.......       2.7842712                0.7040251              1.7608835             1.2570341
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     239,653,144                       --             42,417,026           119,046,870
                                ==============           ==============         ==============       ===============
Accumulation Units Issued.....  17,568,548.672                       --          5,830,347.314        78,546,198.714
Accumulation Units Redeemed...  (5,098,123.975)                      --         (4,218,170.514)      (50,088,467.121)
                                --------------           --------------         --------------       ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  12,470,424.697                       --          1,612,176.800        28,457,731.593
Beginning Accumulation Units
  Outstanding.................  73,559,458.412                       --         22,468,153.987        66,186,983.883
                                --------------           --------------         --------------       ---------------
Ending Accumulation Units
  Outstanding.................  86,029,883.109                       --         24,080,330.787        94,644,715.476
                                ==============           ==============         ==============       ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.55% /(2)/              0.95% /(1)/            0.55%/(2)/            0.55% /(2)/
                                --------------           --------------         --------------       ---------------
Accumulation Unit Value.......       2.8237980                1.1787433              1.7859246             1.2748883
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      37,827,728                       --              8,593,729            14,655,216
                                ==============           ==============         ==============       ===============
Accumulation Units Issued.....   4,088,361.559                       --          1,441,415.586        10,252,799.560
Accumulation Units Redeemed...  (1,382,271.442)                      --         (1,023,768.053)       (6,020,475.430)
                                --------------           --------------         --------------       ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   2,706,090.117                       --            417,647.533         4,232,324.130
Beginning Accumulation Units
  Outstanding.................  10,689,955.720                       --          4,394,273.766         7,262,970.002
                                --------------           --------------         --------------       ---------------
Ending Accumulation Units
  Outstanding.................  13,396,045.837                       --          4,811,921.299        11,495,294.132
                                ==============           ==============         ==============       ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.35% /(2)/              0.75% /(2)/            0.35%/(2)/            0.35% /(2)/
                                --------------           --------------         --------------       ---------------
Accumulation Unit Value.......       2.8641652                0.9261328              1.8114557             1.2931214
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      19,085,471                6,654,587              1,483,540             1,575,274
                                ==============           ==============         ==============       ===============
Accumulation Units Issued.....   1,374,132.746            1,241,869.847            178,272.000           137,698.333
Accumulation Units Redeemed...    (652,552.545)          (1,809,641.910)          (178,143.447)         (477,756.945)
                                --------------           --------------         --------------       ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................     721,580.201             (567,772.063)               128.553          (340,058.612)
Beginning Accumulation Units
  Outstanding.................   5,941,956.749            7,750,071.342            818,847.955         1,558,253.650
                                --------------           --------------         --------------       ---------------
Ending Accumulation Units
  Outstanding.................   6,663,536.950            7,182,299.279            818,976.508         1,218,195.038
                                ==============           ==============         ==============       ===============
Contracts with Mortality and
  Expense Risk Charge of:.....                                     0.55% /(2)/
                                                         --------------
Accumulation Unit Value.......                                0.9393104
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                1,355,954
                                                         ==============
Accumulation Units Issued.....                              439,146.105
Accumulation Units Redeemed...                             (409,416.593)
                                                         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                               29,729.512
Beginning Accumulation Units
  Outstanding.................                            1,413,834.245
                                                         --------------
Ending Accumulation Units
  Outstanding.................                            1,443,563.757
                                                         ==============
Contracts with Mortality and
  Expense Risk Charge of:.....                                     0.35% /(2)/
                                                         --------------
Accumulation Unit Value.......                                0.9527518
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                2,331,495
                                                         ==============
Accumulation Units Issued.....                              235,139.123
Accumulation Units Redeemed...                           (2,012,437.450)
                                                         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                           (1,777,298.327)
Beginning Accumulation Units
  Outstanding.................                            4,224,414.831
                                                         --------------
Ending Accumulation Units
  Outstanding.................                            2,447,116.504
                                                         ==============

                                  VALIC Company II           VALIC Company I
                                  Money Market II          Nasdaq-100 (R) Index
                                        Fund                       Fund
                               ----------------       --------------------
                                    Division 44                Division 46
                               ----------------       --------------------
Contracts with Mortality and
  Expense Risk Charge of:.....            0.75% /(2)/              1.00% /(2)(3)(4)(5)/
                               ---------------          ---------------
Accumulation Unit Value.......       1.1610478                0.4616820
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      62,146,167               71,352,521
                               ===============          ===============
Accumulation Units Issued.....  42,198,053.042           26,510,389.989
Accumulation Units Redeemed... (36,030,519.090)         (48,474,053.975)
                               ---------------          ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   6,167,533.952          (21,963,663.986)
Beginning Accumulation Units
  Outstanding.................  47,207,071.154          176,461,861.641
                               ---------------          ---------------
Ending Accumulation Units
  Outstanding.................  53,374,605.106          154,498,197.655
                               ===============          ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.55% /(2)/              0.80% /(2)/
                               ---------------          ---------------
Accumulation Unit Value.......       1.1775433                0.4662533
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      14,836,630               10,918,762
                               ===============          ===============
Accumulation Units Issued.....  10,722,900.192           11,403,402.302
Accumulation Units Redeemed...  (7,377,093.783)         (10,383,590.663)
                               ---------------          ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   3,345,806.409            1,019,811.639
Beginning Accumulation Units
  Outstanding.................   9,253,840.151           22,398,280.592
                               ---------------          ---------------
Ending Accumulation Units
  Outstanding.................  12,599,646.560           23,418,092.231
                               ===============          ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.35% /(2)/              0.60% /(2)/
                               ---------------          ---------------
Accumulation Unit Value.......       1.1943711                0.4708669
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       1,461,186                2,581,603
                               ===============          ===============
Accumulation Units Issued.....   1,443,986.193            2,477,545.342
Accumulation Units Redeemed...  (1,353,160.426)          (3,612,752.473)
                               ---------------          ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................      90,825.767           (1,135,207.131)
Beginning Accumulation Units
  Outstanding.................   1,132,567.799            6,617,867.818
                               ---------------          ---------------
Ending Accumulation Units
  Outstanding.................   1,223,393.566            5,482,660.687
                               ===============          ===============
Contracts with Mortality and
  Expense Risk Charge of:.....

Accumulation Unit Value.......
Net Assets Attributable to
  Accumulation Units
  Outstanding.................

Accumulation Units Issued.....
Accumulation Units Redeemed...

Increase (Decrease) in
  Accumulation Units
  Outstanding.................
Beginning Accumulation Units
  Outstanding.................

Ending Accumulation Units
  Outstanding.................

Contracts with Mortality and
  Expense Risk Charge of:.....

Accumulation Unit Value.......
Net Assets Attributable to
  Accumulation Units
  Outstanding.................

Accumulation Units Issued.....
Accumulation Units Redeemed...

Increase (Decrease) in
  Accumulation Units
  Outstanding.................
Beginning Accumulation Units
  Outstanding.................

Ending Accumulation Units
  Outstanding.................


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                         Janus                 VALIC Company II       VALIC Company II
                                   Adviser Worldwide           Aggressive Growth      Moderate Growth
                                         Fund                   Lifestyle Fund         Lifestyle Fund
                                      Division 47                 Division 48           Division 49
                             -----------------               -----------------      ----------------
Contracts with Mortality and
  Expense Risk Charge
  of:.......................            1.45% /(1)/                     1.45% /(1)/            1.45% /(1)/
                              --------------                  --------------         --------------
Accumulation Unit Value.....       0.7307221                       1.0535479              1.1351068
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          32,127                          81,440                133,143
                              ==============                  ==============         ==============
Accumulation Units Issued...      11,366.063                      42,634.227             98,899.334
Accumulation Units
  Redeemed..................     (20,602.178)                     (4,772.420)          (191,178.907)
                              --------------                  --------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............      (9,236.115)                     37,861.807            (92,279.573)
Beginning Accumulation Units
  Outstanding...............      53,201.846                      39,438.535            209,575.069
                              --------------                  --------------         --------------
Ending Accumulation Units
  Outstanding...............      43,965.731                      77,300.342            117,295.496
                              ==============                  ==============         ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................            1.00% /(2)(3)(4)(5)/            0.95% /(1)/            0.95% /(1)/
                              --------------                  --------------         --------------
Accumulation Unit Value.....       0.6678808                       1.3686049              1.2776170
Net Assets Attributable to
  Accumulation Units
  Outstanding...............      28,761,655                              --                     --
                              ==============                  ==============         ==============
Accumulation Units Issued...   3,629,490.681                              --                  0.002
Accumulation Units
  Redeemed..................  (9,009,891.309)                             --             (3,189.573)
                              --------------                  --------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............  (5,380,400.628)                             --             (3,189.571)
Beginning Accumulation Units
  Outstanding...............  48,420,042.348                              --              3,189.571
                              --------------                  --------------         --------------
Ending Accumulation Units
  Outstanding...............  43,039,641.720                              --                     --
                              ==============                  ==============         ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................            0.95% /(1)/                     0.75% /(2)/            0.75% /(2)/
                              --------------                  --------------         --------------
Accumulation Unit Value.....       1.1938238                       1.5451704              1.6236911
Net Assets Attributable to
  Accumulation Units
  Outstanding...............              --                      32,339,921             57,298,962
                              ==============                  ==============         ==============
Accumulation Units Issued...       2,408.045                   3,918,824.694          7,089,356.507
Accumulation Units
  Redeemed..................      (2,408.045)                 (2,009,965.219)        (3,133,016.967)
                              --------------                  --------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............              --                   1,908,859.475          3,956,339.540
Beginning Accumulation Units
  Outstanding...............              --                  19,011,519.022         31,316,571.662
                              --------------                  --------------         --------------
Ending Accumulation Units
  Outstanding...............              --                  20,920,378.497         35,272,911.202
                              ==============                  ==============         ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................            0.80% /(2)/                     0.55% /(2)/            0.55% /(2)/
                              --------------                  --------------         --------------
Accumulation Unit Value.....       0.6744626                       1.5671781              1.6467757
Net Assets Attributable to
  Accumulation Units
  Outstanding...............       5,647,776                       4,718,662              7,980,452
                              ==============                  ==============         ==============
Accumulation Units Issued...   1,448,547.803                     811,288.858          1,225,734.551
Accumulation Units
  Redeemed..................  (1,937,097.193)                   (918,102.093)        (1,079,602.582)
                              --------------                  --------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............    (488,549.390)                   (106,813.235)           146,131.969
Beginning Accumulation Units
  Outstanding...............   8,862,290.963                   3,117,742.180          4,699,975.584
                              --------------                  --------------         --------------
Ending Accumulation Units
  Outstanding...............   8,373,741.573                   3,010,928.945          4,846,107.553
                              ==============                  ==============         ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................            0.60% /(2)/                     0.35% /(2)/            0.35% /(2)/
                              --------------                  --------------         --------------
Accumulation Unit Value.....       0.6811331                       1.5895667              1.6702763
Net Assets Attributable to
  Accumulation Units
  Outstanding...............         805,254                       2,628,069              6,040,611
                              ==============                  ==============         ==============
Accumulation Units Issued...     171,587.903                     120,764.484             98,749.377
Accumulation Units
  Redeemed..................    (458,358.389)                   (233,777.262)          (630,888.842)
                              --------------                  --------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............    (286,770.486)                   (113,012.778)          (532,139.465)
Beginning Accumulation Units
  Outstanding...............   1,468,996.856                   1,766,337.004          4,148,673.438
                              --------------                  --------------         --------------
Ending Accumulation Units
  Outstanding...............   1,182,226.370                   1,653,324.226          3,616,533.973
                              ==============                  ==============         ==============

                               VALIC Company II      Vanguard LifeStrategy    Vanguard LifeStrategy
                              Conservative Growth           Growth               Moderate Growth
                                Lifestyle Fund               Fund                     Fund
                                  Division 50             Division 52              Division 53
                             -------------------     ---------------------    ---------------------
Contracts with Mortality and
  Expense Risk Charge
  of:.......................             1.45% /(1)/              1.25% /(2)/              1.25% /(2)/
                               --------------           --------------           --------------
Accumulation Unit Value.....        1.1503392                1.3808243                1.3809477
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          168,457               61,925,916               72,673,570
                               ==============           ==============           ==============
Accumulation Units Issued...       74,251.028           11,501,956.459           12,878,201.073
Accumulation Units
  Redeemed..................      (36,585.979)          (5,765,145.496)          (5,016,157.585)
                               --------------           --------------           --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............       37,665.049            5,736,810.963            7,862,043.488
Beginning Accumulation Units
  Outstanding...............      108,775.805           39,078,770.498           44,718,236.675
                               --------------           --------------           --------------
Ending Accumulation Units
  Outstanding...............      146,440.854           44,815,581.461           52,580,280.163
                               ==============           ==============           ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................             0.95% /(1)/              1.05% /(2)/              1.05% /(2)/
                               --------------           --------------           --------------
Accumulation Unit Value.....        1.1965506                1.4003595                1.4004283
Net Assets Attributable to
  Accumulation Units
  Outstanding...............               --               11,153,058               14,063,436
                               ==============           ==============           ==============
Accumulation Units Issued...               --            2,465,984.649            2,707,318.415
Accumulation Units
  Redeemed..................       (7,436.230)          (1,578,276.815)          (2,277,624.173)
                               --------------           --------------           --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............       (7,436.230)             887,707.834              429,694.242
Beginning Accumulation Units
  Outstanding...............        7,436.230            7,076,716.998            9,612,545.378
                               --------------           --------------           --------------
Ending Accumulation Units
  Outstanding...............               --            7,964,424.832           10,042,239.620
                               ==============           ==============           ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................             0.75% /(2)/              0.85% /(2)/              0.85% /(2)/
                               --------------           --------------           --------------
Accumulation Unit Value.....        1.6008137                1.4200802                1.4202352
Net Assets Attributable to
  Accumulation Units
  Outstanding...............       24,007,182                7,803,033               13,447,021
                               ==============           ==============           ==============
Accumulation Units Issued...    4,173,222.635              750,010.077            1,398,462.185
Accumulation Units
  Redeemed..................   (2,413,967.266)          (2,942,269.106)          (3,783,032.608)
                               --------------           --------------           --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............    1,759,255.369           (2,192,259.029)          (2,384,570.423)
Beginning Accumulation Units
  Outstanding...............   13,227,373.557            7,687,042.718           11,852,735.072
                               --------------           --------------           --------------
Ending Accumulation Units
  Outstanding...............   14,986,628.926            5,494,783.689            9,468,164.649
                               ==============           ==============           ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................             0.55% /(2)/
                               --------------
Accumulation Unit Value.....        1.6235821
Net Assets Attributable to
  Accumulation Units
  Outstanding...............        5,590,171
                               ==============
Accumulation Units Issued...      877,301.041
Accumulation Units
  Redeemed..................     (465,603.394)
                               --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............      411,697.647
Beginning Accumulation Units
  Outstanding...............    3,031,412.048
                               --------------
Ending Accumulation Units
  Outstanding...............    3,443,109.695
                               ==============
Contracts with Mortality and
  Expense Risk Charge
  of:.......................             0.35% /(2)/
                               --------------
Accumulation Unit Value.....        1.6467342
Net Assets Attributable to
  Accumulation Units
  Outstanding...............        1,976,552
                               ==============
Accumulation Units Issued...       80,197.088
Accumulation Units
  Redeemed..................     (185,313.656)
                               --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............     (105,116.568)
Beginning Accumulation Units
  Outstanding...............    1,305,402.476
                               --------------
Ending Accumulation Units
  Outstanding...............    1,200,285.908
                               ==============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                               Vanguard LifeStrategy              Evergreen                        Evergreen
                                Conservative Growth             Special Values                  Growth & Income
                                       Fund                          Fund                            Fund
                                    Division 54                  Division 55                      Division 56
                               ---------------------    ---------------                 ---------------
Contracts with Mortality and
  Expense Risk Charge of:.....              1.25% /(2)/            1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/
                                  --------------        ---------------                 ---------------
Accumulation Unit Value.......         1.3560486              1.9664187                       1.0553613
Net Assets Attributable to
  Accumulation Units
  Outstanding.................        31,488,395            241,051,477                     146,671,134
                                  ==============        ===============                 ===============
Accumulation Units Issued.....     5,164,469.253         28,100,791.298                 102,325,536.167
Accumulation Units Redeemed...    (3,148,670.984)        (9,045,943.396)                (55,393,551.109)
                                  --------------        ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................     2,015,798.269         19,054,847.902                  46,931,985.058
Beginning Accumulation Units
  Outstanding.................    21,194,083.517        103,431,959.994                  91,954,897.893
                                  --------------        ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................    23,209,881.786        122,486,807.896                 138,886,882.951
                                  ==============        ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....              1.05% /(2)/            0.80% /(2)/                     0.80% /(2)/
                                  --------------        ---------------                 ---------------
Accumulation Unit Value.......         1.3751864              1.9931398                       1.0697123
Net Assets Attributable to
  Accumulation Units
  Outstanding.................         4,364,377             44,321,712                      16,456,233
                                  ==============        ===============                 ===============
Accumulation Units Issued.....       979,422.022          8,156,029.811                  13,466,635.296
Accumulation Units Redeemed...      (642,263.127)        (2,796,058.022)                 (6,572,224.009)
                                  --------------        ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................       337,158.895          5,359,971.789                   6,894,411.287
Beginning Accumulation Units
  Outstanding.................     2,836,503.032         16,877,159.844                   8,489,382.852
                                  --------------        ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................     3,173,661.927         22,237,131.633                  15,383,794.139
                                  ==============        ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....              0.85% /(2)/            0.60% /(2)/                     0.60% /(2)/
                                  --------------        ---------------                 ---------------
Accumulation Unit Value.......         1.3946125              2.0202004                       1.0842567
Net Assets Attributable to
  Accumulation Units
  Outstanding.................         4,946,226              6,397,620                         295,865
                                  ==============        ===============                 ===============
Accumulation Units Issued.....       693,809.147            757,078.183                     249,332.150
Accumulation Units Redeemed...      (835,438.242)          (626,549.670)                   (160,254.753)
                                  --------------        ---------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................      (141,629.095)           130,528.513                      89,077.397
Beginning Accumulation Units
  Outstanding.................     3,688,295.987          3,036,295.892                     183,796.109
                                  --------------        ---------------                 ---------------
Ending Accumulation Units
  Outstanding.................     3,546,666.892          3,166,824.405                     272,873.506
                                  ==============        ===============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....

Accumulation Unit Value.......
Net Assets Attributable to
  Accumulation Units
  Outstanding.................

Accumulation Units Issued.....
Accumulation Units Redeemed...

Increase (Decrease) in
  Accumulation Units
  Outstanding.................
Beginning Accumulation Units
  Outstanding.................

Ending Accumulation Units
  Outstanding.................

Contracts with Mortality and
  Expense Risk Charge of:.....

Accumulation Unit Value.......
Net Assets Attributable to
  Accumulation Units
  Outstanding.................

Accumulation Units Issued.....
Accumulation Units Redeemed...

Increase (Decrease) in
  Accumulation Units
  Outstanding.................
Beginning Accumulation Units
  Outstanding.................

Ending Accumulation Units
  Outstanding.................

                                          Evergreen               VALIC Company II      VALIC Company II
                                        Equity Income                Core Bond           Strategic Bond
                                            Fund                        Fund                  Fund
                                         Division 57                Division 58           Division 59
                               ---------------                 ----------------       ----------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/            1.45% /(1)/            1.45% /(1)/
                               ---------------                 ---------------         --------------
Accumulation Unit Value.......       1.2235986                       1.1945609              1.4322143
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      20,162,815                          63,646                174,496
                               ===============                 ===============         ==============
Accumulation Units Issued.....  12,943,853.054                      18,287.261             95,162.151
Accumulation Units Redeemed... (41,031,685.263)                     (8,705.112)           (24,319.537)
                               ---------------                 ---------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding................. (28,087,832.209)                      9,582.149             70,842.614
Beginning Accumulation Units
  Outstanding.................  44,559,546.246                      43,697.833             50,994.249
                               ---------------                 ---------------         --------------
Ending Accumulation Units
  Outstanding.................  16,471,714.037                      53,279.982            121,836.863
                               ===============                 ===============         ==============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                     0.95% /(1)/            0.95% /(1)/
                               ---------------                 ---------------         --------------
Accumulation Unit Value.......       1.2402400                       1.0469411              1.1993362
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       3,765,200                              --                     --
                               ===============                 ===============         ==============
Accumulation Units Issued.....   2,034,764.823                       4,047.912                263.968
Accumulation Units Redeemed...  (3,560,698.896)                     (4,047.912)           (12,826.136)
                               ---------------                 ---------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (1,525,934.073)                             --            (12,562.168)
Beginning Accumulation Units
  Outstanding.................   4,561,798.054                              --             12,562.168
                               ---------------                 ---------------         --------------
Ending Accumulation Units
  Outstanding.................   3,035,863.981                              --                     --
                               ===============                 ===============         ==============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                     0.75% /(2)/            0.75% /(2)/
                               ---------------                 ---------------         --------------
Accumulation Unit Value.......       1.2571094                       1.3531741              1.7077290
Net Assets Attributable to
  Accumulation Units
  Outstanding.................         423,495                      35,386,266            115,102,746
                               ===============                 ===============         ==============
Accumulation Units Issued.....      68,885.464                  15,807,302.808         23,278,872.381
Accumulation Units Redeemed...     (65,743.379)                (11,888,317.117)        (4,415,010.235)
                               ---------------                 ---------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................       3,142.085                   3,918,985.691         18,863,862.146
Beginning Accumulation Units
  Outstanding.................     333,737.997                  22,215,690.424         48,492,668.545
                               ---------------                 ---------------         --------------
Ending Accumulation Units
  Outstanding.................     336,880.082                  26,134,676.115         67,356,530.691
                               ===============                 ===============         ==============
Contracts with Mortality and
  Expense Risk Charge of:.....                                            0.55% /(2)/            0.55% /(2)/
                                                               ---------------         --------------
Accumulation Unit Value.......                                       1.3724216              1.7320040
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                       4,659,940             16,398,426
                                                               ===============         ==============
Accumulation Units Issued.....                                   2,524,827.752          5,205,906.132
Accumulation Units Redeemed...                                  (1,768,858.372)        (1,280,399.489)
                                                               ---------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                                     755,969.380          3,925,506.643
Beginning Accumulation Units
  Outstanding.................                                   2,639,445.311          5,542,384.900
                                                               ---------------         --------------
Ending Accumulation Units
  Outstanding.................                                   3,395,414.691          9,467,891.543
                                                               ===============         ==============
Contracts with Mortality and
  Expense Risk Charge of:.....                                            0.35% /(2)/            0.35% /(2)/
                                                               ---------------         --------------
Accumulation Unit Value.......                                       1.3920455              1.7567628
Net Assets Attributable to
  Accumulation Units
  Outstanding.................                                      10,281,552              2,622,012
                                                               ===============         ==============
Accumulation Units Issued.....                                   1,678,360.900            455,879.216
Accumulation Units Redeemed...                                    (757,146.393)          (420,283.046)
                                                               ---------------         --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................                                     921,214.507             35,596.170
Beginning Accumulation Units
  Outstanding.................                                   6,464,716.655          1,456,928.792
                                                               ---------------         --------------
Ending Accumulation Units
  Outstanding.................                                   7,385,931.162          1,492,524.962
                                                               ===============         ==============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                 VALIC Company II                                               AIM Large
                                 High Yield Bond                   Janus                       Cap Growth
                                       Fund                        Fund                           Fund
                                   Division 60                  Division 61                    Division 62
                               ----------------       ---------------                 --------------
Contracts with Mortality and
  Expense Risk Charge of:.....            0.75% /(2)/            1.00% /(2)(3)(4)(5)/           1.00% /(2)(3)(4)(5)/
                                --------------        ---------------                 --------------
Accumulation Unit Value.......       1.6058950              0.6119226                      0.3063668
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      70,531,773             40,115,981                     13,515,345
                                ==============        ===============                 ==============
Accumulation Units Issued.....  13,635,378.271          4,838,026.303                 10,658,454.523
Accumulation Units Redeemed...  (9,201,003.334)       (11,540,039.076)                (9,216,613.285)
                                --------------        ---------------                 --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   4,434,374.937         (6,702,012.773)                 1,441,841.238
Beginning Accumulation Units
  Outstanding.................  39,468,502.384         72,232,189.845                 42,652,288.629
                                --------------        ---------------                 --------------
Ending Accumulation Units
  Outstanding.................  43,902,877.321         65,530,177.072                 44,094,129.867
                                ==============        ===============                 ==============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.55% /(2)/            0.80% /(2)/                    0.80%(2)
                                --------------        ---------------                 --------------
Accumulation Unit Value.......       1.6287035              0.6179908                      0.3093949
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       8,222,452              9,937,031                      2,138,898
                                ==============        ===============                 ==============
Accumulation Units Issued.....   3,274,688.881          3,147,912.713                  1,969,699.839
Accumulation Units Redeemed...  (2,283,583.350)        (3,716,500.235)                (1,269,922.630)
                                --------------        ---------------                 --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................     991,105.531           (568,587.522)                   699,777.209
Beginning Accumulation Units
  Outstanding.................   4,057,359.223         16,648,166.082                  6,213,387.118
                                --------------        ---------------                 --------------
Ending Accumulation Units
  Outstanding.................   5,048,464.754         16,079,578.560                  6,913,164.327
                                ==============        ===============                 ==============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.35% /(2)/            0.60% /(2)/                    0.60% /(2)/
                                --------------        ---------------                 --------------
Accumulation Unit Value.......       1.6520842              0.6240741                      0.3124613
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       1,396,536                992,401                      1,353,104
                                ==============        ===============                 ==============
Accumulation Units Issued.....     452,435.604            694,646.717                  1,142,297.952
Accumulation Units Redeemed...    (393,823.408)          (906,038.311)                  (999,101.213)
                                --------------        ---------------                 --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................      58,612.196           (211,391.594)                   143,196.739
Beginning Accumulation Units
  Outstanding.................     786,705.603          1,801,589.312                  4,187,270.700
                                --------------        ---------------                 --------------
Ending Accumulation Units
  Outstanding.................     845,317.799          1,590,197.718                  4,330,467.439
                                ==============        ===============                 ==============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                                       Credit Suisse                     MSIF Trust                      Evergreen
                                      Small Cap Growth                 Mid Cap Growth                  Special Equity
                                            Fund                         Portfolio                          Fund
                                        Division 63                     Division 64                     Division 65
                               ----------------                ---------------                 --------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/           1.00% /(2)(3)(4)(5)/
                               ---------------                 ---------------                 --------------
Accumulation Unit Value.......       0.8304855                       0.7725417                      0.9279871
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      42,463,876                      73,183,325                     34,414,395
                               ===============                 ===============                 ==============
Accumulation Units Issued.....   6,759,879.845                  26,216,211.736                  5,514,014.336
Accumulation Units Redeemed... (11,770,499.509)                (11,188,230.220)                (8,247,201.331)
                               ---------------                 ---------------                 --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (5,010,619.664)                 15,027,981.516                 (2,733,186.995)
Beginning Accumulation Units
  Outstanding.................  56,116,326.435                  79,644,849.294                 39,790,289.288
                               ---------------                 ---------------                 --------------
Ending Accumulation Units
  Outstanding.................  51,105,706.771                  94,672,830.810                 37,057,102.293
                               ===============                 ===============                 ==============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                     0.80% /(2)/                    0.80% /(2)/
                               ---------------                 ---------------                 --------------
Accumulation Unit Value.......       0.8387072                       0.7802236                      0.9371722
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       9,827,046                      18,992,448                      6,351,297
                               ===============                 ===============                 ==============
Accumulation Units Issued.....   3,311,713.596                   8,653,380.620                  2,531,431.729
Accumulation Units Redeemed...  (2,245,083.527)                 (3,401,934.114)                (1,324,540.444)
                               ---------------                 ---------------                 --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   1,066,630.069                   5,251,446.506                  1,206,891.285
Beginning Accumulation Units
  Outstanding.................  10,650,267.275                  19,090,869.661                  5,570,194.812
                               ---------------                 ---------------                 --------------
Ending Accumulation Units
  Outstanding.................  11,716,897.344                  24,342,316.167                  6,777,086.097
                               ===============                 ===============                 ==============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                     0.60% /(2)/                    0.60% /(2)/
                               ---------------                 ---------------                 --------------
Accumulation Unit Value.......       0.8469922                       0.7879206                      0.9464538
Net Assets Attributable to
  Accumulation Units
  Outstanding.................         968,923                       2,067,290                      2,278,947
                               ===============                 ===============                 ==============
Accumulation Units Issued.....     147,401.055                     796,754.994                    414,003.541
Accumulation Units Redeemed...    (392,787.043)                   (558,835.098)                  (542,792.261)
                               ---------------                 ---------------                 --------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................    (245,385.988)                    237,919.896                   (128,788.720)
Beginning Accumulation Units
  Outstanding.................   1,389,343.192                   2,385,809.445                  2,536,668.143
                               ---------------                 ---------------                 --------------
Ending Accumulation Units
  Outstanding.................   1,143,957.204                   2,623,729.341                  2,407,879.423
                               ===============                 ===============                 ==============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                            SIT                             SIT
                                      Small Cap Growth                 Mid Cap Growth                      Ariel
                                            Fund                            Fund                           Fund
                               ----------------                --------------                 ---------------
                                        Division 66                     Division 67                     Division 68
                               ----------------                --------------                 ---------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/           1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/
                               ---------------                 --------------                 ---------------
Accumulation Unit Value.......       0.7349395                      0.6408412                       1.8385435
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      86,264,919                     20,457,655                     473,275,027
                               ===============                 ==============                 ===============
Accumulation Units Issued.....  24,516,445.726                  6,248,529.771                  35,375,710.609
Accumulation Units Redeemed... (14,447,270.546)                (6,440,262.032)                (16,461,877.464)
                               ---------------                 --------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  10,069,175.180                   (191,732.261)                 18,913,833.145
Beginning Accumulation Units
  Outstanding................. 107,243,496.618                 32,096,718.721                 238,343,168.669
                               ---------------                 --------------                 ---------------
Ending Accumulation Units
  Outstanding................. 117,312,671.798                 31,904,986.460                 257,257,001.814
                               ===============                 ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                    0.80% /(2)/                     0.80%(2)
                               ---------------                 --------------                 ---------------
Accumulation Unit Value.......       0.7421762                      0.6471905                       1.8567486
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      19,825,438                      2,861,906                      96,544,675
                               ===============                 ==============                 ===============
Accumulation Units Issued.....   6,128,377.762                  1,278,606.913                  15,150,238.883
Accumulation Units Redeemed...  (4,267,982.377)                (1,209,519.234)                 (4,769,167.557)
                               ---------------                 --------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   1,860,395.385                     69,087.679                  10,381,071.326
Beginning Accumulation Units
  Outstanding.................  24,852,180.818                  4,352,957.782                  41,615,562.498
                               ---------------                 --------------                 ---------------
Ending Accumulation Units
  Outstanding.................  26,712,576.203                  4,422,045.461                  51,996,633.824
                               ===============                 ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                    0.60% /(2)/                     0.60% /(2)/
                               ---------------                 --------------                 ---------------
Accumulation Unit Value.......       0.7495348                      0.6536074                       1.8750571
Net Assets Attributable to
  Accumulation Units
  Outstanding.................       1,574,784                        426,414                      22,851,556
                               ===============                 ==============                 ===============
Accumulation Units Issued.....     723,699.637                    171,048.952                   2,360,122.476
Accumulation Units Redeemed...    (385,133.471)                  (175,603.618)                 (1,836,894.698)
                               ---------------                 --------------                 ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................     338,566.166                     (4,554.666)                    523,227.778
Beginning Accumulation Units
  Outstanding.................   1,762,448.295                    656,955.898                  11,663,897.869
                               ---------------                 --------------                 ---------------
Ending Accumulation Units
  Outstanding.................   2,101,014.461                    652,401.232                  12,187,125.647
                               ===============                 ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                                           Ariel                        Lou Holland                   Dreyfus BASIC
                                        Appreciation                      Growth                 U.S. Mortgage Securities
                                            Fund                           Fund                            Fund
                               ---------------                 --------------                 ------------------------
                                        Division 69                     Division 70                    Division 71
                               ---------------                 --------------                 ------------------------
Contracts with Mortality and
  Expense Risk Charge of:.....            1.00% /(2)(3)(4)(5)/           1.00% /(2)(3)(4)(5)/                1.00% /(2)(3)(4)(5)/
                               ---------------                 --------------                     ---------------
Accumulation Unit Value.......       1.5864008                      0.9219090                           1.2619777
Net Assets Attributable to
  Accumulation Units
  Outstanding.................     359,035,487                     26,588,918                          75,954,776
                               ===============                 ==============                     ===============
Accumulation Units Issued.....  14,237,529.464                  4,700,442.120                       5,456,571.209
Accumulation Units Redeemed... (17,948,541.754)                (5,443,170.044)                    (12,304,438.105)
                               ---------------                 --------------                     ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................  (3,711,012.290)                  (742,727.924)                     (6,847,866.896)
Beginning Accumulation Units
  Outstanding................. 229,915,935.717                 29,571,920.450                      67,004,248.483
                               ---------------                 --------------                     ---------------
Ending Accumulation Units
  Outstanding................. 226,204,923.427                 28,829,192.526                      60,156,381.587
                               ===============                 ==============                     ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.80% /(2)/                    0.80% /(2)/                         0.80% /(2)/
                               ---------------                 --------------                     ---------------
Accumulation Unit Value.......       1.6020830                      0.9310010                           1.2744439
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      60,224,926                      4,763,897                          12,444,039
                               ===============                 ==============                     ===============
Accumulation Units Issued.....   8,239,565.409                  2,014,472.008                       2,482,282.456
Accumulation Units Redeemed...  (5,137,310.636)                (1,277,064.510)                     (2,208,301.612)
                               ---------------                 --------------                     ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................   3,102,254.773                    737,407.498                         273,980.844
Beginning Accumulation Units
  Outstanding.................  34,489,383.603                  4,379,555.143                       9,490,308.325
                               ---------------                 --------------                     ---------------
Ending Accumulation Units
  Outstanding.................  37,591,638.376                  5,116,962.641                       9,764,289.169
                               ===============                 ==============                     ===============
Contracts with Mortality and
  Expense Risk Charge of:.....            0.60% /(2)/                    0.60% /(2)/                         0.60% /(2)/
                               ---------------                 --------------                     ---------------
Accumulation Unit Value.......       1.6179520                      0.9402413                           1.2870260
Net Assets Attributable to
  Accumulation Units
  Outstanding.................      14,981,711                      1,955,757                           1,670,694
                               ===============                 ==============                     ===============
Accumulation Units Issued.....   1,312,559.288                    409,274.924                         177,558.150
Accumulation Units Redeemed...  (1,336,005.376)                  (207,803.638)                       (346,780.849)
                               ---------------                 --------------                     ---------------
Increase (Decrease) in
  Accumulation Units
  Outstanding.................     (23,446.088)                   201,471.286                        (169,222.699)
Beginning Accumulation Units
  Outstanding.................   9,283,121.922                  1,878,587.425                       1,467,326.973
                               ---------------                 --------------                     ---------------
Ending Accumulation Units
  Outstanding.................   9,259,675.834                  2,080,058.711                       1,298,104.274
                               ===============                 ==============                     ===============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:


                                           VALIC Company I                  VALIC Company I
                                           Blue Chip Growth                 Health Sciences
                                                 Fund                            Fund
                                    ----------------                ---------------
                                             Division 72                      Division 73
                                    ----------------                ---------------
Contracts with Mortality and
  Expense Risk Charge of:..........            1.00% /(2)(3)(4)(5)/            1.00% /(2)(3)(4)(5)/
                                     --------------                 ---------------
Accumulation Unit Value............       0.8274917                       1.0847532
Net Assets Attributable to
  Accumulation Units
  Outstanding......................      42,333,841                     144,435,508
                                     ==============                 ===============
Accumulation Units Issued..........  10,728,290.988                  12,527,805.421
Accumulation Units Redeemed........  (8,188,253.434)                (19,629,122.774)
                                     --------------                 ---------------
Increase (Decrease) in Accumulation
  Units Outstanding................   2,540,037.554                  (7,101,317.353)
Beginning Accumulation Units
  Outstanding......................  48,586,890.875                 140,208,496.618
                                     --------------                 ---------------
Ending Accumulation Units
  Outstanding......................  51,126,928.429                 133,107,179.265
                                     ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:..........            0.80% /(2)/                     0.80% /(2)/
                                     --------------                 ---------------
Accumulation Unit Value............       0.8356644                       1.0954332
Net Assets Attributable to
  Accumulation Units
  Outstanding......................       8,671,354                      20,466,638
                                     ==============                 ===============
Accumulation Units Issued..........   5,466,738.224                   4,074,286.588
Accumulation Units Redeemed........  (1,858,395.744)                 (3,867,325.401)
                                     --------------                 ---------------
Increase (Decrease) in Accumulation
  Units Outstanding................   3,608,342.480                     206,961.187
Beginning Accumulation Units
  Outstanding......................   6,768,255.755                  18,476,640.492
                                     --------------                 ---------------
Ending Accumulation Units
  Outstanding......................  10,376,598.235                  18,683,601.679
                                     ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:..........            0.60% /(2)/                     0.60% /(2)/
                                     --------------                 ---------------
Accumulation Unit Value............       0.8439717                       1.1063251
Net Assets Attributable to
  Accumulation Units
  Outstanding......................       1,554,588                       3,405,375
                                     ==============                 ===============
Accumulation Units Issued..........     575,278.110                   1,012,270.191
Accumulation Units Redeemed........    (434,370.380)                   (923,235.533)
                                     --------------                 ---------------
Increase (Decrease) in Accumulation
  Units Outstanding................     140,907.730                      89,034.658
Beginning Accumulation Units
  Outstanding......................   1,701,083.333                   2,989,061.370
                                     --------------                 ---------------
Ending Accumulation Units
  Outstanding......................   1,841,991.063                   3,078,096.028
                                     ==============                 ===============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                                                                                                    VALIC Company I
                                           VALIC Company I                VALIC Company I            Large Capital
                                                Value                   Inflation Protected             Growth
                                                Fund                           Fund                      Fund
                                    ---------------                -------------------              ---------------
                                             Division 74                    Division 77               Division 79
                                    ---------------                -------------------              ---------------
Contracts with Mortality and
  Expense Risk Charge of:..........           1.00% /(2)(3)(4)(5)/             1.00% /(2)(3)(4)(5)/         1.00% /(6)/
                                    --------------                   --------------                    ---------
Accumulation Unit Value............      1.2090055                        1.0200400                    1.0200600
Net Assets Attributable to
  Accumulation Units
  Outstanding......................    117,759,025                        8,363,622                           --
                                    ==============                   ==============                    =========
Accumulation Units Issued.......... 94,486,113.273                    9,599,276.360                           --
Accumulation Units Redeemed........ (2,680,916.134)                  (1,410,893.975)                          --
                                    --------------                   --------------                    ---------
Increase (Decrease) in Accumulation
  Units Outstanding................ 91,805,197.139                    8,188,382.385                           --
Beginning Accumulation Units
  Outstanding......................  5,566,822.967                               --                           --
                                    --------------                   --------------                    ---------
Ending Accumulation Units
  Outstanding...................... 97,372,020.106                    8,188,382.385                           --
                                    ==============                   ==============                    =========
Contracts with Mortality and
  Expense Risk Charge of:..........           0.80%(2)                         0.80% /(2)/                  0.80% /(6)/
                                    --------------                   --------------                    ---------
Accumulation Unit Value............      1.2181182                        1.0216484                    1.0216599
Net Assets Attributable to
  Accumulation Units
  Outstanding......................     11,836,560                          712,951                           --
                                    ==============                   ==============                    =========
Accumulation Units Issued.......... 10,270,887.249                      790,154.982                           --
Accumulation Units Redeemed........ (1,061,525.147)                     (92,311.667)                          --
                                    --------------                   --------------                    ---------
Increase (Decrease) in Accumulation
  Units Outstanding................  9,209,362.102                      697,843.315                           --
Beginning Accumulation Units
  Outstanding......................    507,724.810                               --                           --
                                    --------------                   --------------                    ---------
Ending Accumulation Units
  Outstanding......................  9,717,086.912                      697,843.315                           --
                                    ==============                   ==============                    =========
Contracts with Mortality and
  Expense Risk Charge of:..........           0.60% /(2)/                      0.60% /(2)/                  0.60% /(6)/
                                    --------------                   --------------                    ---------
Accumulation Unit Value............      1.2273071                        1.0232648                    1.0232708
Net Assets Attributable to
  Accumulation Units
  Outstanding......................        396,351                           23,929                           --
                                    ==============                   ==============                    =========
Accumulation Units Issued..........    184,014.131                      117,660.940                           --
Accumulation Units Redeemed........    (47,579.430)                     (94,276.309)                          --
                                    --------------                   --------------                    ---------
Increase (Decrease) in Accumulation
  Units Outstanding................    136,434.701                       23,384.631                           --
Beginning Accumulation Units
  Outstanding......................    186,509.154                               --                           --
                                    --------------                   --------------                    ---------
Ending Accumulation Units
  Outstanding......................    322,943.855                       23,384.631                           --
                                    ==============                   ==============                    =========
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                                         AIG SunAmerica 2010
                                           High Watermark
                                                Fund
                                    -------------------
                                             Division 80
                                    -------------------
Contracts with Mortality and
  Expense Risk Charge of:..........             1.00% /(2)(3)(4)(5)/
                                      --------------
Accumulation Unit Value............        1.0092833
Net Assets Attributable to
  Accumulation Units
  Outstanding......................       20,537,698
                                      ==============
Accumulation Units Issued..........   21,272,345.761
Accumulation Units Redeemed........     (938,168.665)
                                      --------------
Increase (Decrease) in Accumulation
  Units Outstanding................   20,334,177.096
Beginning Accumulation Units
  Outstanding......................               --
                                      --------------
Ending Accumulation Units
  Outstanding......................   20,334,177.096
                                      ==============
Contracts with Mortality and
  Expense Risk Charge of:..........             0.80% /(2)/
                                      --------------
Accumulation Unit Value............        1.0105288
Net Assets Attributable to
  Accumulation Units
  Outstanding......................          735,872
                                      ==============
Accumulation Units Issued..........      798,476.220
Accumulation Units Redeemed........      (70,271.501)
                                      --------------
Increase (Decrease) in Accumulation
  Units Outstanding................      728,204.719
Beginning Accumulation Units
  Outstanding......................               --
                                      --------------
Ending Accumulation Units
  Outstanding......................      728,204.719
                                      ==============
Contracts with Mortality and
  Expense Risk Charge of:..........             0.60% /(2)/
                                      --------------
Accumulation Unit Value............        1.0117744
Net Assets Attributable to
  Accumulation Units
  Outstanding......................           34,843
                                      ==============
Accumulation Units Issued..........       34,437.316
Accumulation Units Redeemed........               --
                                      --------------
Increase (Decrease) in Accumulation
  Units Outstanding................       34,437.316
Beginning Accumulation Units
  Outstanding......................               --
                                      --------------
Ending Accumulation Units
  Outstanding......................       34,437.316
                                      ==============
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding
Contracts with Mortality and
  Expense Risk Charge of:
Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units
  Outstanding
Ending Accumulation Units
  Outstanding

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)
                                  (Unaudited)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

units outstanding and the changes in accumulation units outstanding for the nine months ended September 30, 2005 were as follows:

                                                        AIG SunAmerica 2015              AIG SunAmerica 2020
                                                          High Watermark                   High Watermark
                                                               Fund                             Fund
                                                   -------------------              -------------------
                                                            Division 81                      Division 82
                                                   -------------------              -------------------
Contracts with Mortality and Expense Risk Charge
  of:.............................................             1.00% /(2)(3)(4)(5)/             1.00% /(2)(3)(4)(5)/
                                                     --------------                    -------------
Accumulation Unit Value...........................        1.0245019                        1.0296688
Net Assets Attributable to Accumulation Units
  Outstanding.....................................       14,528,615                        4,818,054
                                                     ==============                    =============
Accumulation Units Issued.........................   14,882,031.365                    4,914,457.419
Accumulation Units Redeemed.......................     (724,594.762)                    (246,919.959)
                                                     --------------                    -------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................   14,157,436.603                    4,667,537.460
Beginning Accumulation Units Outstanding..........               --                               --
                                                     --------------                    -------------
Ending Accumulation Units Outstanding.............   14,157,436.603                    4,667,537.460
                                                     ==============                    =============
Contracts with Mortality and Expense Risk Charge
  of:.............................................             0.80% /(2)/                      0.80% /(2)/
                                                     --------------                    -------------
Accumulation Unit Value...........................        1.0257695                        1.0309344
Net Assets Attributable to Accumulation Units
  Outstanding.....................................          431,275                          365,424
                                                     ==============                    =============
Accumulation Units Issued.........................      421,205.418                      359,360.113
Accumulation Units Redeemed.......................         (764.998)                      (4,900.772)
                                                     --------------                    -------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................      420,440.420                      354,459.341
Beginning Accumulation Units Outstanding..........               --                               --
                                                     --------------                    -------------
Ending Accumulation Units Outstanding.............      420,440.420                      354,459.341
                                                     ==============                    =============
Contracts with Mortality and Expense Risk Charge
  of:.............................................             0.60% /(2)/                      0.60% /(2)/
                                                     --------------                    -------------
Accumulation Unit Value...........................        1.0270181                        1.0322090
Net Assets Attributable to Accumulation Units
  Outstanding.....................................          328,917                           10,756
                                                     ==============                    =============
Accumulation Units Issued.........................      320,264.378                       12,107.916
Accumulation Units Redeemed.......................           (0.004)                      (1,687.950)
                                                     --------------                    -------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................      320,264.374                       10,419.966
Beginning Accumulation Units Outstanding..........               --                               --
                                                     --------------                    -------------
Ending Accumulation Units Outstanding.............      320,264.374                       10,419.966
                                                     ==============                    =============

                                                    VALIC Company I
                                                   Mid Capital Growth
                                                          Fund
                                                   ------------------
                                                      Division 83
                                                   ------------------
Contracts with Mortality and Expense Risk Charge
  of:.............................................          1.00% /(6)/
                                                       ---------
Accumulation Unit Value...........................     1.1064467
Net Assets Attributable to Accumulation Units
  Outstanding.....................................            --
                                                       =========
Accumulation Units Issued.........................            --
Accumulation Units Redeemed.......................            --
                                                       ---------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................            --
Beginning Accumulation Units Outstanding..........            --
                                                       ---------
Ending Accumulation Units Outstanding.............            --
                                                       =========
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.80%(6)
                                                       ---------
Accumulation Unit Value...........................     1.1081751
Net Assets Attributable to Accumulation Units
  Outstanding.....................................            --
                                                       =========
Accumulation Units Issued.........................            --
Accumulation Units Redeemed.......................            --
                                                       ---------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................            --
Beginning Accumulation Units Outstanding..........            --
                                                       ---------
Ending Accumulation Units Outstanding.............            --
                                                       =========
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.60% /(6)/
                                                       ---------
Accumulation Unit Value...........................     1.1099286
Net Assets Attributable to Accumulation Units
  Outstanding.....................................            --
                                                       =========
Accumulation Units Issued.........................            --
Accumulation Units Redeemed.......................            --
                                                       ---------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................            --
Beginning Accumulation Units Outstanding..........            --
                                                       ---------
Ending Accumulation Units Outstanding.............            --
                                                       =========

/(1)/ Offered in registered Potential Product

/(2)/ Offered in Portfolio Director Product

/(3)/ Offered in Group Unit Purchase Product

/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product

/(5)/ Offered in Impact Fixed and Variable Annuity Product

/(6)/ Not available until 2006.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                   POTENTIA

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements of the Separate Account incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File
No. 333-49232/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2005, Accession No. 0000950129-05-004398. Financial Statements of the Guarantor, incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File
No. 333-49232/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, Accession
No. 0000950129-05-010061.

Financial Statements filed herewith:

   (i) Audited Financial Statements (Restated) - The Variable Annuity Life Insurance Company
         Report of Independent Registered Public Accounting Firm
         Consolidated Balance Sheets
         Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
         Notes to Consolidated Financial Statements

   (ii) Unaudited Financial Statements as of September 30, 2005 - The Variable Annuity Life Insurance Company
         Report of Independent Registered Public Accounting Firm
         Consolidated Balance Sheets
         Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
         Notes to Consolidated Financial Statements

   (iii) Unaudited Financial Statements as of September 30, 2005 - The Variable Annuity Life Insurance Company Separate Account A
         Report of Independent Registered Public Accounting Firm
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (8)

2.     Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and American General Distributors, Inc. (2)
4.
4(a).  Specimen Unallocated Group Contract GFVUA-600. (3)

4(b).  Specimen Section 403(b) Tax Sheltered Annuity Endorsement. (3)

5.     Specimen Application. (3)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990. (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (8)

7.     Not Applicable.

8(a). (i) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (5)

       (ii) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (4)

8(b). (i) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (5)

       (ii) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (5)

       (iii) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(c). (i) Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (6)

       (ii) Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation.
       (6)

       (iii) Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Janus Distributors, Inc.
       (6)

8(d). General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (11)

9(a).  Opinion and consent of counsel of Depositor. (12)

9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (12)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.    Not applicable.

12.    Not Applicable.

13.    Calculation of standard and nonstandard performance information. (3)

14(a). Powers of Attorney - The Variable Annuity Life Insurance Company.
       (9) (10)

14(b). Powers of Attorney - American Home Assurance Company. (Filed herewith)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgment of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (7)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 14, 2001, Accession No. 0000899243-01-000366.
(4) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
(5) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
(6) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(7) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.
(8) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2003, Accession No. 0000950129-03-002381.
(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2004, Accession No. 0000950129-04-002627.
(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2005, Accession No. 0000950129-05-004398.
(11) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, Accession No. 0000354912-05-000051.
(12) Incorporated by reference to Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 113 under The Investment Company Act of 1940, File Nos. 333-49232 and 811-03240, filed on
       October 25, 2005, Accession No. 0000950129-05-010061.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL    POSITIONS AND OFFICES
BUSINESS ADDRESS       HELD WITH DEPOSITOR
-------------------    ---------------------
Officer                Title
-------                -----
Jay S. Wintrob*        Director
Bruce R. Abrams        Director, President and Chief Executive Officer
James R. Belardi       Executive Vice President
Mary L. Cavanaugh      Director, Executive Vice President, General
                       Counsel & Secretary
Randall W. Epright**   Executive Vice President & Chief Information
                       Officer
Sharla A. Jackson***   Director, Executive Vice President - Operations
Michael J. Perry       Executive Vice President - National Sales
Christopher J. Swift   Director
Jay G. Wilkinson       Executive Vice President - Group Management
Michael J. Akers       Director, Senior Vice President & Chief Actuary
Michael T. Buchanan    Senior Vice President - Business Development
Lillian Caliman        Senior Vice President & Divisional Chief
                       Information Officer
Evelyn Curran          Senior Vice President - Product Development
David H. den Boer      Senior Vice President & Chief Compliance Officer
N. Scott Gillis**      Director, Senior Vice President & Principal
                       Financial Officer
Glenn Harris           Senior Vice President - Group Management
Thomas G. Norwood      Senior Vice President - Broker/Dealer Operations
Peter W. Seroka        Senior Vice President - Marketing
Brenda Simmons         Senior Vice President
Robert E. Steele***    Senior Vice President - Specialty Products
Richard L. Bailey      Vice President - Group Actuarial
Kurt W. Bernlohr       Vice President - Annuity Products
Mary C. Birmingham     Vice President - Client Contribution Services
Gregory Stephen Broer  Vice President - Actuarial
Marta L. Brown         Vice President - Marketing Communications
Richard A. Combs       Vice President - Actuarial
Bruce Corcoran         Vice President
Neil J. Davidson       Vice President - Actuarial
Terry B. Festervand    Vice President & Treasurer
Darlene Flagg          Vice President - Marketing Communications
Mark D. Foster         Vice President - VFA Compensation
Daniel Fritz           Vice President - Actuarial
Marc Gamsin*           Vice President
Michael D. Gifford     Vice President - GPS
Eric B. Holmes         Vice President
Michael R. Hood        Vice President
Stephen M. Hughes      Vice President - Marketing
Joanne M. Jarvis       Vice President - Sales Planning & Reporting
Joan M. Keller         Vice President - Client Service Processing
William R. Keller, Jr. Vice President - IncomEdge
Ted G. Kennedy         Vice President - Government Relations
Calvin King            Vice President - North Houston CCC
Gary J. Kleinman****   Vice President
Suzanne A. Krenz       Vice President - Marketing
Kathleen M. McCutcheon Director and Vice President - Human Resources
Pirie McIndoe          Vice President
Joseph P. McKernan     Vice President - Information Technology
Kevin S. Nazworth      Vice President

NAMES AND PRINCIPAL   POSITIONS AND OFFICES
BUSINESS ADDRESS      HELD WITH DEPOSITOR
-------------------   ---------------------
Greg Outcalt*         Vice President
Rembert R. Owen, Jr.  Vice President & Assistant Secretary
Linda C. Robinson     Vice President - Group Plan Administration
Richard W. Scott****  Vice President & Chief Investment Officer
Cynthia S. Seeman     Vice President - Account Management
James P. Steele***    Vice President - Specialty Products
Daniel R. Swick       Vice President
Richard Turner        Vice President - Retirement Services Tax
Sarah Van Beck        Vice President - Financial Reporting
Krien Verberkmoes     Vice President - Sales Compliance
Darla G. Wilton       Vice President - National Sales
William Fish          Investment Officer
Roger E. Hahn         Investment Officer
Gordon S. Massie      Investment Officer
Richard Mercante      Investment Officer
Craig R. Mitchell     Investment Officer
Alan Nussenblatt      Investment Officer
Sam Tillinghast       Investment Officer
W. Larry Mask         Real Estate Investment Officer & Assistant
                      Secretary
Daniel R. Cricks      Tax Officer
Kortney S. Farmer     Assistant Secretary
Tracey E. Harris      Assistant Secretary
Russell J. Lessard    Assistant Secretary
Connie E.
Pritchett***          Assistant Secretary
Frederick J. Sdao     Assistant Secretary
Katherine Stoner      Assistant Secretary
John Fleming          Assistant Treasurer
Kathleen Janos        Assistant Treasurer
Louis McNeal          Assistant Treasurer
Debbie G. Fewell      Administrative Officer
Tom Goodwin           Administrative Officer
Ted D. Hennis         Administrative Officer
Paul Hoepfl           Administrative Officer
Richard D. Jackson    Administrative Officer
Joella McPherson      Administrative Officer
Michael M. Mead       Administrative Officer
Steven Mueller        Administrative Officer
Linda Pinney          Administrative Officer
Carolyn Roller        Administrative Officer
Diana Smirl           Administrative Officer
Kathryn T. Smith      Administrative Officer
Grant H. Sperry       Administrative Officer

--------
*      1 SunAmerica Center, Los Angeles, California 90067-6022
**     21650 Oxnard Ave., Woodland Hills, California 91367
***    205 E. 10th Avenue, Amarillo, Texas 79101
****   70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of this Item 26. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, Accession No. 0000950123-05-006884, filed May 31, 2005.

                              SUBSIDIARIES OF AIG

                                                                         Percentage of
                                                                            Voting
                                                                          Securities
                                                        Jurisdiction of  Owned by its
                                                        Incorporation or   Immediate
                                                          Organization    Parent (2)
                                                        ---------------- -------------
American International Group, Inc.(1)..................  Delaware                   (3)
 AIG Aviation, Inc.....................................  Georgia                   100
 AIG Bulgaria Insurance and Reinsurance Company EAD....  Bulgaria                  100
 AIG Capital Corporation...............................  Delaware                  100
   AIG Consumer Finance Group, Inc.....................  Delaware                  100
     AIG Bank Polska S.A...............................  Poland                  97.23
     AIG Credit S.A....................................  Poland                     80
     Compania Financiera Argentina S.A.................  Argentina                92.7
   AIG Finance Holdings, Inc...........................  New York                  100
     AIG Finance (Hong Kong) Limited...................  Hong Kong                 100
   AIG Global Asset Management Holdings Corp...........  Delaware                  100
     AIG Asset Management Services, Inc................  Delaware                  100
       Brazos Capital Management, L.P..................  Delaware                   92
     AIG Capital Partners, Inc.........................  Delaware                  100
     AIG Equity Sales Corp.............................  New York                  100
     AIG Global Investment Corp........................  New Jersey                100
   International Lease Finance Corporation.............  California              64.85(4)
   AIG Global Real Estate Investment Corp..............  Delaware                  100
 AIG Credit Corp.......................................  Delaware                  100
   A.I. Credit Corp....................................  New Hampshire             100
   Imperial Premium Finance, Inc.......................  California                100
   Imperial Premium Finance, Inc.......................  Delaware                  100
 AIG Egypt Insurance Company, S.A.E....................  Egypt                   89.98
 AIG Federal Savings Bank..............................  Delaware                  100
 AIG Financial Advisor Services, Inc...................  Delaware                  100
   AIG Financial Advisor Services (Europe), S.A........  Luxembourg                100
 AIG Financial Products Corp...........................  Delaware                  100
   AIG Matched Funding Corp............................  Delaware                  100
   Banque AIG..........................................  France                     90(5)
 AIG Funding, Inc......................................  Delaware                  100
 AIG Global Trade & Political Risk Insurance Company...  New Jersey                100
 A.I.G. Golden Insurance Ltd...........................  Israel                  50.01
 AIG Life Insurance Company............................  Delaware                   79(6)
 AIG Life Insurance Company of Canada..................  Canada                    100
 AIG Life Insurance Company of Puerto Rico.............  Puerto Rico               100
 AIG Liquidity Corp....................................  Delaware                  100
 AIG Marketing, Inc....................................  Delaware                  100
 AIG Memsa, Inc........................................  Delaware                  100(7)
   Tata AIG General Insurance Company Limited..........  India                      26
 AIG Private Bank, Ltd.................................  Switzerland               100
 AIG Retirement Services, Inc..........................  Delaware                  100(8)
   SunAmerica Life Insurance Company...................  Arizona                   100
     SunAmerica Investments, Inc.......................  Georgia                    70(9)
       AIG Advisor Group, Inc..........................  Maryland                  100
         Advantage Capital Corporation.................  New York                  100
         FSC Securities Corporation....................  Delaware                  100
         Royal Alliance Associates, Inc................  Delaware                  100
         Sentra Securities Corporation.................  California                100
         Spelman & Co., Inc............................  California                100
         SunAmerica Securities, Inc....................  Delaware                  100
       AIG SunAmerica Life Assurance Company...........  Arizona                   100(10)
         AIG SunAmerica Asset Management Corp..........  Delaware                  100
          AIG SunAmerica Capital Services, Inc.........  Delaware                  100
       First SunAmerica Life Insurance Company.........  New York                  100
 AIG Risk Management, Inc..............................  New York                  100
 AIG Technologies, Inc.................................  New Hampshire             100
 AIGTI, Inc............................................  Delaware                  100
 AIG Trading Group Inc.................................  Delaware                  100
   AIG International, Inc..............................  Delaware                  100
 AIG Insurance Company.................................  New York                   52(11)
 AIU North America, Inc................................  New York                  100
 American General Corporation..........................  Texas                     100
   American General Bancassurance Services, Inc........  Illinois                  100
   AGC Life Insurance Company..........................  Missouri                  100
     AIG Assurance Canada..............................  Canada                    100(7)

                                                                                          Percentage of
                                                                                             Voting
                                                                                           Securities
                                                                         Jurisdiction of  Owned by its
                                                                         Incorporation or   Immediate
                                                                           Organization    Parent (2)
                                                                         ---------------- -------------
     AIG Life of Bermuda, Ltd...........................................  Bermuda                   100
     American General Life and Accident Insurance Company...............  Tennessee                 100
     American General Life Insurance Company............................  Texas                     100
       American General Annuity Service Corporation.....................  Texas                     100
       AIG Enterprise Services, LLC.....................................  Delaware                  100
       American General Equity Services Corporation.....................  Delaware                  100
       American General Life Companies, LLC.............................  Delaware                  100
       The Variable Insurance Life Insurance Company....................  Texas                     100
        VALIC Retirement Services Company...............................  Texas                     100
        VALIC Trust Company.............................................  Texas                     100
     American General Property Insurance Company........................  Tennessee               51.85(12)
       American General Property Insurance Company of Florida...........  Florida                   100
     AIG Annuity Insurance Company......................................  Texas                     100
     The United States Life Insurance Company in the City of New York...  New York                  100
   American General Finance, Inc........................................  Indiana                   100
     American General Auto Finance, Inc.................................  Delaware                  100
     American General Finance Corporation...............................  Indiana                   100
       MorEquity, Inc...................................................  Nevada                    100
        Wilmington Finance, Inc.........................................  Delaware                  100
       Merit Life Insurance Co..........................................  Indiana                   100
       Yosemite Insurance Company.......................................  Indiana                   100
        CommoLoCo, Inc..................................................  Puerto Rico               100
     American General Financial Services of Alabama, Inc................  Alabama                   100
   American General Investment Management Corporation...................  Delaware                  100
   American General Reality Investment Corporation......................  Texas                     100
   American General Assurance Company...................................  Illinois                  100
     American General Indemnity Company.................................  Illinois                  100
     USLIFE Credit Life Insurance Company of Arizona....................  Arizona                   100
   Knickerbocker Corporation............................................  Texas                     100
American Home Assurance Company.........................................  New York                  100
   AIG Domestic Claims, Inc.............................................  Delaware                   50(13)
   AIG Hawaii Insurance Company, Inc....................................  Hawaii                    100
     American Pacific Insurance Company, Inc............................  Hawaii                    100
   American International Insurance Company.............................  New York                  100
     American International Insurance Company of California, Inc........  California                100
     American International Insurance Company of New Jersey.............  New Jersey                100
     Minnesota Insurance Company........................................  Minnesota                 100
   American International Realty Corp...................................  Delaware                 31.5(14)
   Pine Street Real Estate Holdings Corp................................  New Hampshire           31.47(14)
   Transatlantic Holdings, Inc..........................................  Delaware                33.45(15)
     Transatlantic Reinsurance Company..................................  New York                  100
       Putnam Reinsurance Company.......................................  New York                  100
       Trans Re Zurich..................................................  Switzerland               100
American International Insurance Company of Delaware....................  Delaware                  100
American International Life Assurance Company of New York...............  New York                77.52(16)
American International Reinsurance Company, Ltd.........................  Bermuda                   100
   AIG Edison Life Insurance Company....................................  Japan                      90(17)
   American International Assurance Company, Limited....................  Hong Kong                 100
   American International Assurance Company (Australia) Limited.........  Australia                 100
   American International Assurance Company (Bermuda) Limited...........  Bermuda                   100
     American International Assurance Co. (Vietnam) Limited.............  Vietnam                   100
     Tata AIG Life Insurance Company Limited............................  India                      26
   Nan Shan Life Insurance Company, Ltd.................................  Taiwan                     95
American International Underwriters Corporation.........................  New York                  100
American International Underwriters Overseas, Ltd.......................  Bermuda                   100
   AIG Europe (Ireland) Limited.........................................  Ireland                   100
   AIG Europe (U.K.) Limited............................................  England                   100
   AIG Brasil Companhia de Seguros......................................  Brazil                     50
   Universal Insurance Co., Ltd.........................................  Thailand                  100
   La Seguridad de Centroameica, Compania de Seguros S.A................  Guatemala                 100
   La Meridional Compania Argetina de Seguros...........................  Argentina                 100
   American International Insurance Company of Puerto Rico..............  Puerto Rico               100
   A.I.G. Colombia Seguros Generales S.A................................  Colombia                  100
   American International Underwriters GmBH.............................  Germany                   100
   Underwriters Adjustment Company, Inc.................................  Panama                    100
American Life Insurance Company.........................................  Delaware                  100
   AIG Life (Bulgaria) Z.D. A.D.........................................  Bulgaria                  100
   ALICO, S.A...........................................................  France                    100

                                                                                             Percentage of
                                                                                                Voting
                                                                                              Securities
                                                                            Jurisdiction of  Owned by its
                                                                            Incorporation or   Immediate
                                                                              Organization    Parent (2)
                                                                            ---------------- -------------
   First American Polish Life Insurance and Reinsurance Company, S.A.......  Poland                    100
   Inversiones Interamericana S.A. (Chile).................................  Chile                     100
   Pharaonic American Life Insurance Company...............................  Egypt                   71.63
   Unibanco AIG Seguros S.A................................................  Brazil                  47.81(18)
 AIG Life Insurance Company (Switzerland) Ltd..............................  Switzerland               100
 American Security Life Insurance Company, Ltd.............................  Lichtenstein              100
 Birmingham Fire Insurance Company of Pennsylvania.........................  Pennsylvania              100
 China America Insurance Company, Ltd......................................  Delaware                   50
 Commerce and Industry Insurance Company...................................  New York                  100
 Commerce and Industry Insurance Company of Canada.........................  Ontario                   100
 Delaware American Life Insurance Company..................................  Delaware                  100
 Hawaii Insurance Consultants, Ltd.........................................  Hawaii                    100
 HSB Group, Inc............................................................  Delaware                  100
   The Hartford Steam Boiler Inspection and Insurance Company..............  Connecticut               100
     The Hartford Steam Boiler Inspection and Insurance Company of Conn....  Connecticut               100
     HSB Engineering Insurance Limited.....................................  England                   100
       The Boiler Inspection and Insurance Company of Canada...............  Canada                    100
 The Insurance Company of the State of Pennsylvania........................  Pennsylvania              100
 Landmark Insurance Company................................................  California                100
 Mt. Mansfield Company, Inc................................................  Vermont                   100
 National Union Fire Insurance Company of Pittsburgh, Pa...................  Pennsylvania              100
   American International Specialty Lines Insurance Company................  Alaska                     70(19)
   Lexington Insurance Company.............................................  Delaware                   70(19)
     AIG Centennial Insurance Company......................................  Pennsylvania              100
       AIG Premier Insurance Company.......................................  Pennsylvania              100
        AIG Indemnity Insurance Company....................................  Pennsylvania              100
       AIG Preferred Insurance Company.....................................  Pennsylvania              100
       AIG Auto Insurance Company of New Jersey............................  New Jersey                100
     JI Accident & Fire Insurance Co. Ltd..................................  Japan                      50
   National Union Fire Insurance Company of Louisiana......................  Louisiana                 100
   National Union Fire Insurance Company of Vermont........................  Vermont                   100
   21st Century Insurance Group............................................  California              33.03(20)
     21st Century Insurance Company........................................  California                100
     21st Century Casualty Company.........................................  California                100
     21st Century Insurance Company of the Southwest.......................  Texas                     100
   Starr Excess Liability Insurance Company, Ltd...........................  Delaware                  100
     Starr Excess Liability Insurance International Ltd....................  Ireland                   100
 NHIG Holding Corp.........................................................  Delaware                  100
   Audubon Insurance Company...............................................  Louisiana                 100
     Audubon Indemnity Company.............................................  Mississippi               100
     Agency Management Corporation.........................................  Louisiana                 100
       The Gulf Agency, Inc................................................  Alabama                   100
   New Hampshire Insurance Company.........................................  Pennsylvania              100
     AIG Europe, S.A.......................................................  France                    (21)
     AI Network Corporation................................................  Delaware                  100
     American International Pacific Insurance Company......................  Colorado                  100
     American International South Insurance Company........................  Pennsylvania              100
     Granite State Insurance Company.......................................  Pennsylvania              100
     New Hampshire Indemnity Company, Inc..................................  Pennsylvania              100
     AIG National Insurance Company, Inc...................................  New York                  100
       Illinois National Insurance Co......................................  Illinois                  100
     New Hampshire Insurance Services, Inc.................................  New Hampshire             100
   AIG Star Life insurance Co., Ltd........................................  Japan                     100
 The Philippine American Life and General Insurance Company................  Philippines             99.78
   Pacific Union Assurance Company.........................................  California                100
   Philam Equitable Life Assurance Company, Inc............................  Philippines             95.31
   Philam Insurance Company, Inc...........................................  Philippines               100
 Risk Specialist Companies, Inc............................................  Delaware                  100
 United Guaranty Corporation...............................................  North Carolina          36.31(22)
   United Guaranty Insurance Company.......................................  North Carolina            100
   United Guaranty Mortgage Insurance Company..............................  North Carolina            100
   United Guaranty Mortgage Insurance Company of North Carolina............  North Carolina            100
   United Guaranty Partners Insurance Company..............................  Vermont                    80
   United Guaranty Residential Insurance Company of North Carolina.........  North Carolina            100
   United Guaranty Residential Insurance Company...........................  North Carolina          75.03(23)
     United Guaranty Commercial Insurance Company of North Carolina........  North Carolina            100
     United Guaranty Mortgage Indemnity Company............................  North Carolina            100
     United Guaranty Credit Insurance Company..............................  North Carolina            100
     United Guaranty Services, Inc.........................................  North Carolina            100

(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)    Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
       2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)    Also owned 10 percent by AIG Matched Funding Corp.
(6)    Also owned 21 percent by Commerce and Industry Insurance Company.
(7)    Indirect wholly-owned subsidiary.
(8)    Formerly known as AIG SunAmerica Inc.
(9)    Also owned 30 percent by AIG Retirement Services, Inc.
(10)   Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13)   Also owned 50 percent by The Insurance Company of the State of
       Pennsylvania.
(14)   Also owned by 11 other AIG subsidiaries.
(15)   Also owned 25.95 percent by AIG.
(16)   Also owned 22.48 percent by American Home Assurance Company.
(17)   Also owned ten percent by a subsidiary of American Life Insurance
       Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20)   Also owned 16.85 percent by American Home Assurance Company,
       6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21)   100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
       0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2006, a date that falls within 90 days prior to the date of filing, there were 0 non-qualified contracts and 408 qualified contracts offered by the Potentia prospectus.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

Name and Principal        Position and Offices With Underwriter
Business Address          American General Distributors, Inc.
------------------        -------------------------------------
Evelyn Curran             Director, Chief Executive Officer and President
Mary L. Cavanaugh         Director and Assistant Secretary
David H. den Boer         Director, Senior Vice President and Secretary
Thomas G. Norwood         Executive Vice President
Krien VerBerkmoes         Chief Compliance Officer
John Reiner               Chief Financial Officer and Treasurer
Daniel R. Cricks          Tax Officer
Kurt W. Bernlohr          Assistant Secretary
Tracey E. Harris          Assistant Secretary
Russell J. Lessard        Assistant Secretary
Kortney S. Farmer         Assistant Secretary

(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 ("the Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

   1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e),

27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of February, 2006.

                                    THE VARIABLE ANNUITY LIFE INSURANCE
                                    COMPANY SEPARATE ACCOUNT A
                                    (Registrant)

                                    BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: /s/ MARY L. CAVANAUGH
                                        -----------------------------------
                                        Mary L. Cavanaugh
                                        Executive Vice President, General
                                        Counsel and Secretary

ATTEST: /s/ KATHERINE STONER
        -------------------------
        Katherine Stoner
        Assistant Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                          Title              Date
---------                          -----              ----
*                                Director             February 27, 2006
----------------------
Jay S. Wintrob

*                              Director and           February 27, 2006
----------------------    Chief Executive Officer
Bruce R. Abrams

*                                Director             February 27, 2006
----------------------
Michael J. Akers

/s/ MARY L. CAVANAUGH            Director             February 27, 2006
----------------------
Mary L. Cavanaugh

*                         Director and Principal      February 27, 2006
----------------------       Financial Officer
N. Scott Gillis

*                                Director             February 27, 2006
----------------------
Kathleen M. McCutcheon

/s/ SARAH VAN BECK            Vice President          February 27, 2006
---------------------- (Principal Accounting Officer)
Sarah Van Beck

*/s/ MARY L. CAVANAUGH       Attorney-In-Fact         February 27, 2006
----------------------
Mary L. Cavanaugh

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 24th day of February, 2006.

                                    AMERICAN HOME ASSURANCE COMPANY

                                    BY: /s/ ROBERT S. SCHIMEK
                                        -----------------------------------
                                        ROBERT S. SCHIMEK
                                        SENIOR VICE PRESIDENT AND TREASURER

[SEAL]

ATTEST:
        -------------------------
        ELIZABETH M. TUCK
        SECRETARY

   The amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title              Date
---------                         -----              ----

*                         Director and Chairman      February 24, 2006
---------------------
KRISTIAN P. MOOR

---------------------    Director and President
JOHN Q. DOYLE

/s/ ROBERT S. SCHIMEK     Director, Senior Vice      February 24, 2006
---------------------   President, Treasurer and
ROBERT S. SCHIMEK              Comptroller

*                               Director             February 24, 2006
---------------------
M. BERNARD AIDINOFF

*                               Director             February 24, 2006
---------------------
STEVEN J. BENSINGER

*                               Director             February 24, 2006
---------------------
JEFFREY L. HAYMAN

*                               Director             February 24, 2006
---------------------
DAVID L. HERZOG

*                               Director             February 24, 2006
---------------------
ROBERT E. LEWIS

*                               Director             February 24, 2006
---------------------
WIN J. NEUGER

*                               Director             February 24, 2006
---------------------
ERNEST T. PATRIKIS

*                                Director             February 24, 2006
----------------------
ROBERT M. SANDLER

*                                Director             February 24, 2006
----------------------
NICHOLAS TYLER

*                                Director             February 24, 2006
----------------------
NICHOLAS C. WALSH

*/s/ ROBERT S. SCHIMEK       Attorney-In-Fact         February 24, 2006
----------------------
ROBERT S. SCHIMEK

                               Index of Exhibits

Exhibit No.
-----------
10.         Consent of Independent Registered Public Accounting Firm

14(b).      Power of Attorney - American Home Assurance Company